UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line, 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

Small Cap Fund	Research Opportunities Fund
Small-Mid Cap Fund	Financial Long-Short Fund
Mid Cap Fund	Short Duration Total Return Fund
Large Cap Fund	Core Bond Fund
All Cap Select Fund	Corporate Credit Fund
Long-Short Fund	High Yield Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC Insured. May Lose Value. No Bank Guarantee.

Table of Contents

Letter to Shareholders	1

Financial Statements
Schedules of Investments	3
Statements of Assets & Liabilities	52
Statements of Operations	55
Statements of Changes in Net Assets	58
Financial Highlights	70
Notes to Financial Statements	94

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by BHIL Distributors, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to provide this 2017 mid-year update for the Diamond Hill Funds. At Diamond Hill we believe in true active management – managing high-conviction, concentrated portfolios constructed independent of benchmark weights. We have intentionally structured our firm to maximize the potential to generate returns for our clients in excess of a passive alternative. Our long-term investment horizon also allows us to focus on company fundamentals rather than short-term market noise.

2017 Year-to-Date Market Review

The U.S. equity market rally that began following the 2016 presidential election continued through the first half of 2017, with the S&P 500 posting its best first-half performance since 2013 thanks to steady economic growth and improved corporate earnings.

For domestic stocks, the year has been characterized by low volatility and high valuations. The Volatility Index (which measures implied volatility of S&P 500 index options) fell to historically low levels during the second quarter, telling the tale of a surprisingly tranquil market.

Historically high valuations continue to make it challenging for us to find attractive new opportunities for our portfolios, particularly at the smaller end of the market cap spectrum. Valuations continue to be supported by the low interest rate environment.

The Federal Reserve raised the federal funds target rate in March and again in June, with the market expecting a third increase later this year, indicating an increasing level of confidence in the recovery of U.S. labor markets and an expectation of slowly rising inflation.

Sector Results

Growth stocks have significantly outperformed value stocks in 2017, as information technology (+17.03%) and health care (+16.53%) were the best-performing sectors in the Russell 1000 Index year to date. Energy (-13.31%) and telecommunication services (-10.29%) were the worst performers and the only sectors in the Russell 1000 to post a negative year-to-date return.

In the fixed income market, the Treasury yield curve has flattened in 2017 as the Fed pushes the shorter end of the curve higher by increasing its target rate and the longer end continues to decrease. In the securitized market, continued demand drove spreads tighter across the sector and was met with heavy new issuance. Asset-backed securities and commercial mortgage-backed securities have been the strongest year-to-date performers within the securitized market. Finally, investment grade credit has bounced back from its decline late last year. For the first half of 2017, the theme across the entire credit quality spectrum was investors’ appetite for yield, with the strongest performance coming from the lowest-rated segment (BBB) in both the investment grade and below investment grade credit markets.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 1

Letter to Shareholders

Market Outlook

Although the U.S. economy appears set to continue its moderate growth, we continue to expect positive but below-average equity market returns over the next five years. Our conclusion is primarily based on the combination of above-average price/earnings (P/E) multiples applied to already strong levels of corporate profit margins, which likely tempers prospective returns.

Spread levels in both the investment grade and high yield credit markets remain compressed as investors continue their search for yield. As such, we believe strong fundamental analysis and a focus on long-term company performance is the key to security selection in our fixed income strategies.

We believe we can achieve better-than-market returns over the next five years through active portfolio management. Our primary focus is always on achieving value-added results for our existing clients and we continue to fall back on valuations, which we believe are a key determinant of long-term returns. Our investment philosophy and process continue to be focused on individual company and security analysis. Our intrinsic value investment philosophy is shared by all of our portfolio managers and research analysts, allowing us to apply our investment discipline consistently across strategies.

Thank you for your continued support.

Diamond Hill Capital Management, Inc.

Chris Welch, CFA Co-Chief Investment Officer	Austin Hawley, CFA Co-Chief Investment Officer	Bill Zox, CFA Chief Investment Officer – Fixed Income

The views expressed are those of the portfolio manager as of June 30, 2017, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

The Standard & Poors 500 Index is an unmanaged index of 500 stocks, generally representative of the U.S. stock market as a whole. The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index. These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

2 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.6%
Consumer Discretionary — 12.4%
Aaron's, Inc.	772,000	$30,030,800
Callaway Golf Co.	337,528	4,313,608
Carter's, Inc. (a)	126,105	11,217,040
Horizon Global Corp. (a)(b)	156,735	2,250,715
Live Nation Entertainment, Inc. (b)	1,352,315	47,128,178
Red Rock Resorts, Inc., Class A	1,017,375	23,959,181
Tenneco, Inc.	515,180	29,792,859
Vail Resorts, Inc.	256,835	52,093,843
		200,786,224

Consumer Staples — 4.9%
B&G Foods, Inc. (a)	691,765	24,626,834
Edgewell Personal Care Co. (a)(b)	188,110	14,300,122
Flowers Foods, Inc. (a)	999,604	17,303,145
Post Holdings, Inc. (b)	287,210	22,301,857
		78,531,958

Energy — 2.3%
Carrizo Oil & Gas, Inc. (a)(b)	141,561	2,465,993
Cimarex Energy Co.	322,910	30,356,769
Noble Energy, Inc.	146,747	4,152,940
		36,975,702

Financials — 23.1%
Alleghany Corp. (b)	20,522	12,206,486
American Equity Investment Life Holding Co.	305,775	8,035,767
Assured Guaranty Ltd.	98,447	4,109,178
BankUnited, Inc.	1,004,835	33,872,988
BOK Financial Corp.	177,450	14,928,869
Brown & Brown, Inc.	818,590	35,256,671
Enstar Group Ltd. (b)	202,414	40,209,541
First Horizon National Corp. (a)	789,765	13,757,706
First of Long Island Corp. (The)	372,140	10,643,204
Fortress Investment Group LLC, Class A	3,165,570	25,292,904
Nationstar Mortgage Holdings, Inc. (b)	1,449,860	25,937,995
Navigators Group, Inc. (The)	838,996	46,060,880
Popular, Inc.	767,358	32,006,502
ProAssurance Corp.	334,065	20,311,152
Reinsurance Group of America, Inc.	93,385	11,989,700
State Bank Financial Corp.	370,985	10,061,113
Sterling Bancorp	625,635	14,546,014
Validus Holdings Ltd.	249,475	12,965,216
		372,191,886

Health Care — 6.6%
Alere, Inc. (b)	888,915	44,614,644
BioScrip, Inc. (a)(b)	3,606,909	9,792,758
Integer Holdings Corp. (b)	288,265	12,467,461
LifePoint Health, Inc. (b)	302,360	20,303,474
Natus Medical, Inc. (b)	525,955	19,618,122
		106,796,459

Industrials — 18.2%
Aircastle Ltd.	1,474,700	32,074,725
Alaska Air Group, Inc.	258,540	23,206,550
Avis Budget Group, Inc. (a)(b)	2,939,075	80,148,575
Colfax Corp. (b)	316,320	12,453,518
Hillenbrand, Inc.	168,730	6,091,153
Hub Group, Inc., Class A (b)	775,955	29,757,874
Hyster-Yale Materials Handling, Inc. (a)	194,620	13,672,055
Kirby Corp. (b)	213,230	14,254,426
SPX FLOW, Inc. (b)	498,775	18,394,822
Toro Co. (The)	216,510	15,001,978
TriMas Corp. (b)	413,950	8,630,858
Trinity Industries, Inc.	1,404,625	39,371,639
		293,058,173

Information Technology — 8.6%
Anixter International, Inc. (b)	75,380	5,894,716
Broadridge Financial Solutions, Inc.	304,480	23,006,509
CommScope Holding Co., Inc. (b)	760,280	28,913,448
DST Systems, Inc.	827,280	51,043,176
Fortinet, Inc. (b)	327,723	12,269,949
TiVo Corp.	449,240	8,378,326
WNS Holdings Ltd. - ADR (b)	263,870	9,066,573
		138,572,697

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 3

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.6% continued
Real Estate — 7.6%
Colony NorthStar, Inc. REIT, Class A	1,154,871	$16,272,132
CubeSmart REIT	510,635	12,275,665
iStar, Inc. REIT (a)(b)	3,274,800	39,428,592
Jones Lang LaSalle, Inc.	90,971	11,371,375
Mid-America Apartment Communities, Inc. REIT	130,274	13,728,274
Tanger Factory Outlet Centers, Inc. REIT	460,705	11,969,116
Winthrop Realty Trust REIT (a)(b)(c)	1,975,475	17,127,368
		122,172,522

Telecommunication Services — 0.7%
Cincinnati Bell, Inc. (a)(b)	584,134	11,419,820

Utilities — 2.2%
Fortis, Inc. (a)	259,550	9,123,182
UGI Corp.	563,100	27,259,671
		36,382,853

Total Common Stocks		$1,396,888,294

Registered Investment Companies — 23.2%
Diamond Hill Short Duration Total Return Fund, Class Y(d)	6,301,745	63,773,657
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(e)	156,410,249	156,425,890
State Street Navigator Securities Lending Prime Portfolio, 1.18%(e)	154,812,326	154,812,326

Total Registered Investment Companies		$375,011,873

Total Investment Securities — 109.8%
(Cost $1,345,889,546)(f)		$1,771,900,167

Net Other Assets (Liabilities) — (9.8)%		(158,601,752)

Net Assets — 100.0%		$1,613,298,415

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $154,197,069
(b)	Non-income producing security.
(c)
Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost on June 30, 2017 of $20,011,748 and represents 1.1% of net assets.

(d)	Affiliated Fund.
(e)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(f)	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt.
REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

4 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 90.4%
Consumer Discretionary — 18.2%
Aaron's, Inc.	1,442,374	$56,108,349
BorgWarner, Inc. (a)	1,454,334	61,605,588
Goodyear Tire & Rubber Co. (The)	784,097	27,412,031
Hanesbrands, Inc. (a)	1,526,344	35,350,127
Newell Brands, Inc.	784,317	42,055,078
NVR, Inc. (b)	23,760	57,276,094
Red Rock Resorts, Inc., Class A (a)	1,984,092	46,725,367
Staples, Inc.	3,640,279	36,657,609
TEGNA, Inc.	2,664,019	38,388,514
Whirlpool Corp.	216,825	41,548,006
		443,126,763

Consumer Staples — 9.5%
B&G Foods, Inc. (a)	1,112,015	39,587,734
Coty, Inc., Class A	1,211,589	22,729,410
Edgewell Personal Care Co. (b)	372,736	28,335,391
Flowers Foods, Inc. (a)	1,919,070	33,219,102
Molson Coors Brewing Co., Class B	400,178	34,551,368
Post Holdings, Inc. (b)	654,903	50,853,218
TreeHouse Foods, Inc. (a)(b)	269,975	22,054,258
		231,330,481

Energy — 2.5%
Cimarex Energy Co.	642,826	60,432,072

Financials — 24.2%
BankUnited, Inc.	2,203,228	74,270,816
BOK Financial Corp.	542,429	45,634,552
Brown & Brown, Inc.	766,305	33,004,756
Enstar Group Ltd. (b)	78,920	15,677,458
First Horizon National Corp. (a)	1,799,541	31,348,004
First Republic Bank	423,550	42,397,355
Nationstar Mortgage Holdings, Inc. (b)	2,589,619	46,328,284
Navigators Group, Inc. (The)	437,474	24,017,323
Popular, Inc.	776,958	32,406,918
Reinsurance Group of America, Inc.	255,753	32,836,128
SVB Financial Group (b)	157,643	27,712,063
Validus Holdings Ltd.	944,085	49,064,097
Willis Towers Watson plc	641,235	93,274,043
XL Group Ltd. (a)	982,047	43,013,659
		590,985,456

Health Care — 6.2%
Boston Scientific Corp. (b)	2,065,208	57,247,566
LifePoint Health, Inc. (a)(b)	910,939	61,169,554
Orthofix International NV (b)	711,476	33,069,404
		151,486,524

Industrials — 9.7%
Aircastle Ltd.	742,035	16,139,261
Avis Budget Group, Inc. (a)(b)	963,394	26,271,754
Colfax Corp. (b)	919,496	36,200,557
Dover Corp.	223,436	17,924,036
Hub Group, Inc., Class A (b)	1,364,577	52,331,528
Kirby Corp. (a)(b)	728,909	48,727,567
Parker-Hannifin Corp.	97,920	15,649,574
SPX FLOW, Inc. (b)	621,051	22,904,361
		236,148,638

Information Technology — 8.0%
Avnet, Inc.	330,180	12,837,398
Broadridge Financial Solutions, Inc.	165,670	12,518,025
CommScope Holding Co., Inc. (b)	1,264,813	48,100,838
Juniper Networks, Inc.	1,728,053	48,178,118
Keysight Technologies, Inc. (b)	660,915	25,729,421
Vantiv, Inc., Class A (b)	740,525	46,904,853
		194,268,653

Materials — 2.8%
Axalta Coating Systems Ltd. (b)	2,140,629	68,585,753

Real Estate — 6.7%
Colony NorthStar, Inc. REIT, Class A	1,493,131	21,038,216
CubeSmart REIT	2,048,715	49,251,109
iStar, Inc. REIT (a)(b)	2,125,926	25,596,149
Jones Lang LaSalle, Inc.	300,910	37,613,750
Mid-America Apartment Communities, Inc. REIT	279,799	29,485,219
		162,984,443

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 5

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 90.4% continued
Utilities — 2.6%
Fortis, Inc. (a)	366,412	$12,879,382
UGI Corp.	1,059,659	51,298,092
		64,177,474

Total Common Stocks		$2,203,526,257

Registered Investment Companies — 17.0%
Diamond Hill Short Duration Total Return Fund, Class Y(c)	4,093,982	41,431,095
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(d)	148,551,892	148,566,747
State Street Institutional US Government Money Market Fund, Premier Class, 0.88%(d)	42,428,074	42,428,074
State Street Navigator Securities Lending Prime Portfolio, 1.18%(d)	181,718,896	181,718,896

Total Registered Investment Companies		$414,144,812

Total Investment Securities — 107.4%
(Cost $2,246,929,280)(e)		$2,617,671,069

Net Other Assets (Liabilities) — (7.4)%		(179,858,979)

Net Assets — 100.0%		$2,437,812,090

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $179,463,153.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(e)	Represents cost for financial reporting purposes.

plc – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.7%
Consumer Discretionary — 19.1%
Aaron's, Inc.	30,856	$1,200,298
BorgWarner, Inc. (a)	68,713	2,910,683
Dollar General Corp.	21,620	1,558,586
Goodyear Tire & Rubber Co. (The)	31,863	1,113,930
Hanesbrands, Inc. (a)	56,923	1,318,337
Newell Brands, Inc.	26,674	1,430,260
NVR, Inc. (b)	951	2,292,490
Red Rock Resorts, Inc., Class A (a)	87,481	2,060,177
Staples, Inc.	121,301	1,221,501
TEGNA, Inc.	55,798	804,049
VF Corp. (a)	30,579	1,761,350
Whirlpool Corp.	15,467	2,963,786
		20,635,447

Consumer Staples — 9.1%
B&G Foods, Inc. (a)	29,179	1,038,772
Coty, Inc., Class A	53,638	1,006,249
Edgewell Personal Care Co. (b)	15,152	1,151,855
Flowers Foods, Inc. (a)	69,004	1,194,459
Molson Coors Brewing Co., Class B	24,503	2,115,589
Post Holdings, Inc. (b)	32,104	2,492,876
TreeHouse Foods, Inc. (a)(b)	10,599	865,832
		9,865,632

Energy — 2.6%
Cimarex Energy Co.	29,211	2,746,126

Financials — 27.1%
BankUnited, Inc.	101,607	3,425,172
BOK Financial Corp.	14,878	1,251,686
Brown & Brown, Inc.	13,231	569,859
Discover Financial Services	33,943	2,110,915
Enstar Group Ltd. (b)	3,915	777,715
First Horizon National Corp. (a)	36,649	638,426
First Republic Bank	11,256	1,126,726
Franklin Resources, Inc.	34,510	1,545,703
Hartford Financial Services Group, Inc. (The)	27,578	1,449,775
Loews Corp.	97,535	4,565,613
Nationstar Mortgage Holdings, Inc. (b)	87,791	1,570,581

6 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.7% continued
Financials — 27.1% continued
Popular, Inc.	26,242	$1,094,554
Reinsurance Group of America, Inc.	6,563	842,624
SVB Financial Group (b)	6,747	1,186,055
Validus Holdings Ltd.	33,647	1,748,635
Willis Towers Watson plc	24,109	3,506,895
XL Group Ltd. (a)	40,802	1,787,128
		29,198,062

Health Care — 5.4%
Boston Scientific Corp. (b)	102,402	2,838,583
LifePoint Health, Inc. (b)	43,625	2,929,419
		5,768,002

Industrials — 10.0%
Avis Budget Group, Inc. (a)(b)	40,744	1,111,089
Colfax Corp. (b)	25,103	988,305
Deere & Co.	10,358	1,280,145
Fastenal Co. (a)	25,826	1,124,206
Hub Group, Inc., Class A (b)	34,219	1,312,299
Kirby Corp. (a)(b)	28,067	1,876,279
Parker-Hannifin Corp.	5,328	851,521
United Continental Holdings, Inc. (b)	23,174	1,743,843
Verisk Analytics, Inc. (b)	6,400	539,968
		10,827,655

Information Technology — 6.8%
Avnet, Inc.	15,540	604,195
CommScope Holding Co., Inc. (b)	54,254	2,063,280
Juniper Networks, Inc.	69,799	1,945,996
Keysight Technologies, Inc. (b)	23,776	925,600
Vantiv, Inc., Class A (b)	28,867	1,828,436
		7,367,507

Materials — 3.5%
Axalta Coating Systems Ltd. (b)	100,166	3,209,319
Eastman Chemical Co.	6,726	564,917
		3,774,236

Real Estate — 4.4%
CubeSmart REIT	79,534	1,911,997
Jones Lang LaSalle, Inc.	13,745	1,718,125
Mid-America Apartment Communities, Inc. REIT	10,663	1,123,667
		4,753,789

Utilities — 1.7%
UGI Corp.	38,478	1,862,720

Total Common Stocks		$96,799,176

Registered Investment Companies — 23.2%
Diamond Hill Short Duration Total Return Fund, Class Y(c)	81,567	825,457
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(d)	8,130,708	8,131,521
State Street Institutional US Government Money Market Fund, Premier Class, 0.88%(d)	827,498	827,498
State Street Navigator Securities Lending Prime Portfolio, 1.18%(d)	15,206,032	15,206,032

Total Registered Investment Companies		$24,990,508

Total Investment Securities — 112.9%
(Cost $113,731,283)(e)		$121,789,684

Net Other Assets (Liabilities) — (12.9)%		(13,893,692)

Net Assets — 100.0%		$107,895,992

(a)	All or portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $15,027,800.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(e)	Represents cost for financial reporting purposes.

plc – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.1%
Consumer Discretionary — 19.4%
BorgWarner, Inc.	2,079,580	$88,091,009
Charter Communications, Inc., Class A (a)(b)	260,065	87,602,895
Comcast Corp., Class A	2,497,362	97,197,329
Ford Motor Co. (a)	7,899,485	88,395,237
Goodyear Tire & Rubber Co. (The)	2,099,870	73,411,455
Hanesbrands, Inc.	2,495,133	57,787,280
TEGNA, Inc.	2,610,685	37,619,971
TJX Cos., Inc. (The)	1,611,455	116,298,707
Twenty-First Century Fox, Inc., Class B	1,856,575	51,742,745
VF Corp. (a)	1,360,980	78,392,448
Walt Disney Co. (The)	954,209	101,384,706
Whirlpool Corp.	491,597	94,199,817
		972,123,599

Consumer Staples — 10.7%
Coty, Inc., Class A (a)	2,635,549	49,442,899
Kimberly-Clark Corp.	849,744	109,710,448
Molson Coors Brewing Co., Class B	723,002	62,423,993
PepsiCo, Inc.	890,787	102,876,991
Philip Morris International, Inc. (a)	744,014	87,384,444
Procter & Gamble Co. (The)	1,448,180	126,208,887
		538,047,662

Energy — 1.8%
Cimarex Energy Co.	969,105	91,105,561

Financials — 28.0%
Berkshire Hathaway, Inc., Class B (b)	366,762	62,118,480
Capital One Financial Corp.	1,174,812	97,062,967
Citigroup, Inc.	3,192,571	213,519,148
Discover Financial Services	1,030,704	64,099,482
First Republic Bank (a)	498,491	49,898,949
Franklin Resources, Inc.	1,348,695	60,408,049
Hartford Financial Services Group, Inc. (The)	2,405,208	126,441,785
JPMorgan Chase & Co.	1,947,118	177,966,585
Loews Corp.	1,435,350	67,188,733
Marsh & McLennan Cos., Inc.	1,499,605	116,909,206
MetLife, Inc.	2,130,332	117,040,440
Morgan Stanley	3,317,844	147,843,129
PNC Financial Services Group, Inc. (The)	816,519	101,958,728
		1,402,455,681

Health Care — 13.6%
Abbott Laboratories	4,103,965	199,493,739
Aetna, Inc.	817,930	124,186,312
Medtronic plc	981,102	87,072,802
Pfizer, Inc.	4,393,227	147,568,495
Stryker Corp.	391,436	54,323,488
Thermo Fisher Scientific, Inc.	397,338	69,323,561
		681,968,397

Industrials — 8.4%
Honeywell International, Inc.	462,388	61,631,697
Illinois Tool Works, Inc.	505,395	72,397,834
Parker-Hannifin Corp.	620,207	99,121,483
United Technologies Corp.	1,325,871	161,902,108
Verisk Analytics, Inc. (b)	296,111	24,982,885
		420,036,007

Information Technology — 12.5%
Alphabet, Inc., Class A (b)	153,509	142,714,247
Apple, Inc.	804,467	115,859,337
Cisco Systems, Inc.	1,485,696	46,502,285
Juniper Networks, Inc.	3,471,213	96,777,418
Microsoft Corp.	2,122,063	146,273,803
Vantiv, Inc., Class A (b)	1,250,510	79,207,303
		627,334,393

Materials — 3.7%
Axalta Coating Systems Ltd. (b)	1,985,745	63,623,270
Eastman Chemical Co.	595,339	50,002,523
Praxair, Inc. (a)	557,327	73,873,694
		187,499,487

Total Common Stocks		$4,920,570,787

8 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(c)	89,602,877	$89,611,837
State Street Navigator Securities Lending Prime Portfolio, 1.18%(c)	126,248,972	126,248,972

Total Registered Investment Companies		$215,860,809

Total Investment Securities — 102.4%
(Cost $3,965,848,956)(d)		$5,136,431,596

Net Other Assets (Liabilities) — (2.4)%		(121,787,539)

Net Assets — 100.0%		$5,014,644,057

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $123,313,935.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(d)	Represents cost for financial reporting purposes.

plc – Public Limited Company

See accompanying Notes to Financial Statements

Diamond Hill All Cap Select Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.6%
Consumer Discretionary — 26.8%
BorgWarner, Inc. (a)	103,996	$4,405,271
Dollar General Corp.	49,127	3,541,565
Ford Motor Co.	319,408	3,574,176
Liberty Global plc, Class A (b)	144,869	4,653,192
NVR, Inc. (b)	1,633	3,936,526
Red Rock Resorts, Inc., Class A	92,280	2,173,194
TJX Cos., Inc. (The)	36,464	2,631,607
Twenty-First Century Fox, Inc., Class B	254,201	7,084,582
Vail Resorts, Inc.	17,281	3,505,105
Whirlpool Corp.	16,514	3,164,413
		38,669,631

Consumer Staples — 6.2%
Molson Coors Brewing Co., Class B	42,633	3,680,933
PepsiCo, Inc.	31,190	3,602,133
Post Holdings, Inc. (b)	20,554	1,596,018
		8,879,084

Energy — 1.0%
Cimarex Energy Co.	15,293	1,437,695

Financials — 26.8%
BankUnited, Inc.	147,243	4,963,562
Berkshire Hathaway, Inc., Class B (b)	39,695	6,723,142
Citigroup, Inc.	62,446	4,176,388
Discover Financial Services	88,736	5,518,492
Loews Corp.	98,065	4,590,423
MetLife, Inc.	100,564	5,524,986
Nationstar Mortgage Holdings, Inc. (b)	244,746	4,378,506
Validus Holdings Ltd.	54,365	2,825,349
		38,700,848

Health Care — 5.8%
Abbott Laboratories	109,403	5,318,080
Aetna, Inc.	19,916	3,023,846
		8,341,926

Industrials — 17.2%
Avis Budget Group, Inc. (a)(b)	216,048	5,891,629
Deere & Co.	22,341	2,761,124
Fastenal Co.	35,278	1,535,651

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 9

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.6% continued
Industrials — 17.2% continued
Hub Group, Inc., Class A (b)	109,017	$4,180,802
Kirby Corp. (b)	21,960	1,468,026
United Continental Holdings, Inc. (b)	63,290	4,762,572
United Technologies Corp.	22,956	2,803,157
Verisk Analytics, Inc. (b)	17,346	1,463,482
		24,866,443

Information Technology — 5.5%
Alphabet, Inc., Class A (b)	4,789	4,452,238
Apple, Inc.	23,831	3,432,141
		7,884,379

Materials — 2.7%
Axalta Coating Systems Ltd. (b)	120,401	3,857,648

Real Estate — 1.5%
CubeSmart REIT	89,135	2,142,805

Telecommunication Services — 1.1%
Cincinnati Bell, Inc. (b)	77,952	1,523,962

Total Common Stocks		$136,304,421

Registered Investment Companies — 12.4%
Diamond Hill Short Duration Total Return Fund, Class Y(c)	275,157	2,784,585
State Street Institutional US Government Money Market Fund, Premier Class, 0.88%(d)	4,807,553	4,807,553
State Street Navigator Securities Lending Prime Portfolio, 1.18%(d)	10,227,127	10,227,127

Total Registered Investment Companies		$17,819,265

Total Investment Securities — 107.0%
(Cost $129,158,937)(e)		$154,123,686

Net Other Assets (Liabilities) — (7.0)%		(10,011,754)

Net Assets — 100.0%		$144,111,932

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $10,296,900.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(e)	Represents cost for financial reporting purposes.

plc – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

10 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 82.0%
Consumer Discretionary — 17.5%
BorgWarner, Inc. (a)	2,131,155	$90,275,726
Comcast Corp., Class A (a)	2,336,870	90,950,980
Dollar General Corp. (a)	1,235,025	89,032,952
Goodyear Tire & Rubber Co. (The) (a)	1,593,475	55,707,886
Hanesbrands, Inc. (a)	3,085,660	71,463,886
Newell Brands, Inc. (a)	581,692	31,190,325
TEGNA, Inc. (a)	2,813,208	40,538,327
TJX Cos., Inc. (The) (a)	1,171,860	84,573,136
Twenty-First Century Fox, Inc., Class B	2,902,715	80,898,667
VF Corp. (a)	984,330	56,697,408
Walt Disney Co. (The) (a)	608,691	64,673,419
Whirlpool Corp. (a)	392,220	75,157,196
		831,159,908

Consumer Staples — 4.2%
Coty, Inc., Class A (a)	3,367,745	63,178,896
Kimberly-Clark Corp. (a)	417,190	53,863,401
Molson Coors Brewing Co., Class B (a)	550,280	47,511,175
Procter & Gamble Co. (The) (a)	403,437	35,159,535
		199,713,007

Energy — 1.8%
Cimarex Energy Co. (a)	938,844	88,260,724

Financials — 25.3%
BankUnited, Inc. (a)	2,955,050	99,614,736
Berkshire Hathaway, Inc., Class B (a)(b)	460,360	77,971,173
Capital One Financial Corp. (a)	1,491,625	123,238,058
Citigroup, Inc.	2,832,794	189,457,263
Discover Financial Services (a)	1,270,920	79,038,515
Franklin Resources, Inc. (a)	1,021,905	45,771,125
Hartford Financial Services Group, Inc. (The) (a)	1,431,495	75,253,692
JPMorgan Chase & Co. (a)	993,575	90,812,755
Loews Corp. (a)	1,504,195	70,411,368
MetLife, Inc. (a)	2,545,699	139,860,703
Morgan Stanley	1,622,365	72,292,584
Popular, Inc.	2,170,592	90,535,392
Wells Fargo & Co. (a)	425,022	23,550,469
Willis Towers Watson plc (a)	160,595	23,360,149
		1,201,167,982

Health Care — 8.5%
Abbott Laboratories (a)	3,808,305	185,121,706
Alere, Inc. (b)	1,104,390	55,429,334
Medtronic plc (a)	729,667	64,757,946
Pfizer, Inc. (a)	2,992,095	100,504,471
		405,813,457

Industrials — 9.8%
Avis Budget Group, Inc. (a)(b)	1,002,480	27,337,630
Colfax Corp. (a)(b)	835,405	32,889,895
Deere & Co. (a)	266,310	32,913,253
Fastenal Co. (a)	386,660	16,831,310
Johnson Controls International plc (a)	1,112,970	48,258,379
Kirby Corp. (a)(b)	371,225	24,816,391
Parker-Hannifin Corp. (a)	294,960	47,140,507
United Continental Holdings, Inc. (a)(b)	1,652,115	124,321,654
United Technologies Corp. (a)	909,055	111,004,706
		465,513,725

Information Technology — 13.2%
Alphabet, Inc., Class A (b)	162,050	150,654,644
Apple, Inc. (a)	825,516	118,890,814
Cisco Systems, Inc. (a)	2,048,660	64,123,058
Cognizant Technology Solutions Corp., Class A (a)	1,089,180	72,321,552
Juniper Networks, Inc. (a)	2,220,930	61,919,528
Microsoft Corp. (a)	1,373,124	94,649,437
Vantiv, Inc., Class A (a)(b)	989,940	62,702,800
		625,261,833

Materials — 1.7%
Axalta Coating Systems Ltd. (a)(b)	2,505,180	80,265,967

Total Common Stocks		$3,897,156,603

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 44.0%
Diamond Hill Short Duration Total Return Fund, Class Y(c)	7,121,480	$72,069,381
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(d)	737,608,254	737,682,015
State Street Navigator Securities Lending Prime Portfolio, 1.18%(d)	1,279,914,573	1,279,914,573

Total Registered Investment Companies		$2,089,665,969

Total Investment Securities — 126.0%
(Cost $4,954,014,405)(e)		$5,986,822,572

Segregated Cash With Custodian — 28.2%		1,341,507,222

Securities Sold Short — (28.2)%
(Proceeds $1,120,667,554)		(1,337,839,379)

Net Other Assets (Liabilities) — (26.0)%		(1,239,694,049)

Net Assets — 100.0%		$4,750,796,366

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $1,256,884,801.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(e)	Represents cost for financial reporting purposes.

plc – Public Limited Company

See accompanying Notes to Financial Statements

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 27.9%
Consumer Discretionary — 9.2%
Best Buy Co., Inc.	2,169,785	$124,393,774
Big Lots, Inc.	455,930	22,021,419
Children's Place, Inc. (The)	279,612	28,548,385
Grand Canyon Education, Inc.	694,325	54,442,023
Lithia Motors, Inc., Class A	341,490	32,178,603
McDonald's Corp.	452,600	69,320,216
Polaris Industries, Inc.	327,180	30,175,811
Under Armour, Inc., Class A	614,435	13,370,106
Wal-Mart Stores, Inc.	836,205	63,283,994
		437,734,331

Consumer Staples — 1.6%
Campbell Soup Co.	358,090	18,674,393
Colgate-Palmolive Co.	175,475	13,007,962
Conagra Brands, Inc.	997,030	35,653,793
Lamb Weston Holdings, Inc.	164,548	7,246,694
		74,582,842

Energy — 0.8%
Core Laboratories NV	142,470	14,427,937
Helmerich & Payne, Inc.	435,900	23,686,806
		38,114,743

Financials — 4.4%
Bank of Hawaii Corp.	690,106	57,258,095
Cincinnati Financial Corp.	1,118,360	81,025,182
First American Financial Corp.	368,575	16,471,617
Mercury General Corp.	314,514	16,983,756
Selective Insurance Group, Inc.	791,846	39,631,892
		211,370,542

Health Care — 2.7%
AbbVie, Inc.	388,615	28,178,474
IDEXX Laboratories, Inc.	57,165	9,227,574
Merck & Co., Inc.	844,340	54,113,751
Varian Medical Systems, Inc.	335,305	34,600,123
		126,119,922

12 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 27.9% continued
Industrials — 3.2%
Boeing Co. (The)	547,305	$108,229,564
Cintas Corp.	359,760	45,344,150
		153,573,714

Information Technology — 4.0%
Arista Networks, Inc.	556,580	83,370,118
Stamps.com, Inc.	405,575	62,813,428
Ubiquiti Networks, Inc.	546,260	28,389,132
Western Union Co. (The)	875,315	16,674,751
		191,247,429

Telecommunication Services — 0.5%
AT&T, Inc.	623,625	23,529,371

Utilities — 1.5%
Consolidated Edison, Inc.	856,760	69,243,343

Total Common Stocks		$1,325,516,237

Registered Investment Companies — 0.3%
Industrials — 0.3%
Industrial Select Sector SPDR Fund (The)	180,930	$12,323,142

Total Securities Sold Short — 28.2%
(Proceeds $1,120,667,554)		$1,337,839,379

Percentages disclosed are based on total net assets of the Fund at June 30, 2017.

See accompanying Notes to Financial Statements.

Diamond Hill Research Opportunities Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.6%
Consumer Discretionary — 18.7%
BorgWarner, Inc. (a)	6,200	$262,632
Charter Communications, Inc., Class A (a)(b)	2,100	707,385
Delphi Automotive plc	3,150	276,098
Ford Motor Co. (a)	12,500	139,875
Hanesbrands, Inc. (a)	30,900	715,644
Liberty Global plc, Class A (b)	27,325	877,679
Newell Brands, Inc. (a)	10,000	536,200
NVR, Inc. (a)(b)	700	1,687,427
Red Rock Resorts, Inc., Class A	105,790	2,491,355
Vail Resorts, Inc. (a)	15,700	3,184,431
VF Corp. (a)	13,000	748,800
		11,627,526

Consumer Staples — 2.8%
Anheuser-Busch InBev SA/NV - ADR (a)	2,150	237,274
B&G Foods, Inc. (a)	14,465	514,954
Coty, Inc., Class A (a)	12,000	225,120
Post Holdings, Inc. (a)(b)	10,128	786,439
		1,763,787

Energy — 0.6%
Cimarex Energy Co. (a)	3,900	366,639

Financials — 18.2%
Atlas Financial Holdings, Inc. (b)	25,460	379,354
Bank of New York Mellon Corp. (The)	16,205	826,779
Berkshire Hathaway, Inc., Class B (a)(b)	1,981	335,522
Capital One Financial Corp. (a)	13,620	1,125,284
Discover Financial Services (a)	18,005	1,119,731
Fortress Investment Group LLC, Class A	81,061	647,677
Franklin Resources, Inc. (a)	17,426	780,511
Julius Baer Group Ltd. (SW) (b)(c)	19,480	1,029,207
MetLife, Inc. (a)	19,426	1,067,264
Nationstar Mortgage Holdings, Inc. (b)	121,724	2,177,642
Popular, Inc.	13,475	562,042
State Street Corp. (a)	6,770	607,472

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 13

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.6% continued
Financials — 18.2% contined
SVB Financial Group (a)(b)	3,795	$667,123
		11,325,608

Health Care — 14.2%
Aetna, Inc.	3,970	602,765
Alere, Inc. (b)	8,819	442,626
Allergan plc (a)	1,290	313,586
BioScrip, Inc. (a)(b)	536,749	1,457,274
Endo International plc (b)	60,080	671,094
Express Scripts Holding Co. (a)(b)	2,125	135,660
GlaxoSmithKline plc - ADR	60,843	2,623,550
Integer Holdings Corp. (a)(b)	3,704	160,198
McKesson Corp.	5,764	948,409
Medtronic plc (a)	6,895	611,931
Thermo Fisher Scientific, Inc.	1,612	281,246
Valeant Pharmaceuticals International, Inc. (a)(b)	34,500	596,850
		8,845,189

Industrials — 17.7%
Aircastle Ltd.	20,300	441,525
Colfax Corp. (a)(b)	3,689	145,236
Fastenal Co. (a)	3,170	137,990
Honeywell International, Inc.	1,800	239,922
Howden Joinery Group plc (GB) (c)	115,000	610,110
Hub Group, Inc., Class A (a)	68,230	2,616,621
Illinois Tool Works, Inc.	700	100,275
Johnson Controls International plc	4,805	208,345
Kirby Corp. (a)(b)	9,100	608,335
Parker-Hannifin Corp.	600	95,892
Sensata Technologies Holding NV (a)(b)	29,335	1,253,191
SPX FLOW, Inc. (b)	8,398	309,718
United Continental Holdings, Inc. (a)(b)	44,250	3,329,813
Verisk Analytics, Inc. (a)(b)	10,800	911,196
		11,008,169

Information Technology — 14.0%
Avnet, Inc.	36,980	1,437,782
Cognizant Technology Solutions Corp., Class A (a)	50,868	3,377,635
CommScope Holding Co., Inc. (a)(b)	37,944	1,443,010
Microsoft Corp. (a)	19,295	1,330,004
WNS Holdings Ltd. - ADR (b)	32,915	1,130,959
		8,719,390

Materials — 2.9%
Axalta Coating Systems Ltd. (a)(b)	48,539	1,555,190
Fuchs Petrolub SE (GE) (c)	5,990	282,672
		1,837,862

Real Estate — 1.8%
iStar, Inc. REIT (b)	92,115	1,109,065

Telecommunication Services — 5.7%
Cincinnati Bell, Inc. (a)(b)	181,524	3,548,794

Total Common Stocks		$60,152,029

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 1.6%
Energy — 1.6%
Energen Corp.	7.125%	02/15/28	$900,000	$967,500

14 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 28.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(d)	540,318	$540,372
State Street Navigator Securities Lending Prime Portfolio, 1.18%(d)	17,412,687	17,412,687

Total Registered Investment Companies		$17,953,059

Total Investment Securities — 127.0%
(Cost $70,642,634)(e)		$79,072,588

Segregated Cash With Custodian — 23.6%		14,725,818

Securities Sold Short — (23.2)%
(Proceeds $12,151,568)		(14,452,410)

Net Other Assets (Liabilities) — (27.4)%		(17,080,637)

Net Assets — 100.0%		$62,265,359

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $17,139,054.
(b)	Non-income producing security.
(c)
Security has been valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees. The total value of such securities is $1,921,989 at June 30, 2017, representing 3.1% of net assets.

(d)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(e)	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt.
plc – Public Limited Company
REIT – Real Estate Investment Trust
(GB) – British Security
(GE) – German Security
(SW) – Swiss Security

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 15

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 23.2%
Consumer Discretionary — 5.5%
Best Buy Co., Inc.	18,400	$1,054,872
Big Lots, Inc.	1,700	82,110
Children's Place, Inc. (The)	3,620	369,602
Grand Canyon Education, Inc.	8,600	674,326
Lithia Motors, Inc., Class A	3,900	367,497
Polaris Industries, Inc.	7,140	658,522
Under Armour, Inc., Class A	5,450	118,592
Wal-Mart Stores, Inc.	1,200	90,816
		3,416,337

Consumer Staples — 0.8%
Campbell Soup Co.	9,875	514,981

Energy — 0.8%
Core Laboratories NV	1,385	140,259
Helmerich & Payne, Inc.	3,720	202,145
RPC, Inc.	7,125	143,996
		486,400

Financials — 3.3%
Bank of Hawaii Corp.	4,805	398,671
Cincinnati Financial Corp.	9,016	653,209
First American Financial Corp.	3,880	173,397
Mercury General Corp.	405	21,870
Selective Insurance Group, Inc.	5,153	257,908
Westamerica Bancorp.	9,373	525,263
		2,030,318

Health Care — 3.4%
AbbVie, Inc.	5,758	417,513
Bioverativ, Inc.	3,500	210,595
Celgene Corp.	2,708	351,688
IDEXX Laboratories, Inc.	550	88,781
Merck & Co., Inc.	5,651	362,173
Prestige Brands Holdings, Inc.	7,158	378,014
Varex Imaging Corp.	2,000	67,600
Varian Medical Systems, Inc.	2,600	268,294
		2,144,658

Industrials — 2.1%
Boeing Co. (The)	4,440	878,010
Cintas Corp.	3,475	437,989
		1,315,999

Information Technology — 6.2%
Arista Networks, Inc.	7,574	1,134,509
NETGEAR, Inc.	6,825	294,157
Stamps.com, Inc.	6,542	1,013,192
Ubiquiti Networks, Inc.	13,672	710,534
Western Union Co. (The)	37,764	719,404
		3,871,796

Telecommunication Services — 0.5%
AT&T, Inc.	7,998	301,765

Utilities — 0.6%
Consolidated Edison, Inc.	4,580	370,156

Total Securities Sold Short — 23.2%
(Proceeds $12,151,568)		$14,452,410

Percentages disclosed are based on total net assets of the Fund at June 30, 2017.

See accompanying Notes to Financial Statements.

16 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.0%
Banks, Thrifts & Mortgage Finance — 36.3%
BankUnited, Inc. (a)	36,215	$1,220,808
BOK Financial Corp. (a)	6,155	517,820
Bridge Bancorp, Inc.	17,480	582,084
Citigroup, Inc.	26,055	1,742,558
First Horizon National Corp. (a)	17,045	296,924
First of Long Island Corp. (The)	16,660	476,476
First Republic Bank (a)	7,350	735,735
JPMorgan Chase & Co. (a)	7,010	640,714
Nationstar Mortgage Holdings, Inc. (b)	118,980	2,128,552
Popular, Inc.	21,530	898,016
State Bank Financial Corp. (a)	16,755	454,396
Sterling Bancorp	25,228	586,551
SVB Financial Group (a)(b)	6,265	1,101,324
Wells Fargo & Co. (a)	4,390	243,250
		11,625,208

Capital Markets — 7.5%
Franklin Resources, Inc. (a)	27,660	1,238,891
Morgan Stanley	18,060	804,754
State Street Corp. (a)	4,205	377,315
		2,420,960

Consumer Financial Services — 8.2%
Capital One Financial Corp. (a)	15,865	1,310,766
Discover Financial Services (a)	20,975	1,304,435
		2,615,201

Diversified Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B (a)(b)	9,310	1,576,835

Insurance — 19.1%
Atlas Financial Holdings, Inc. (b)	36,490	543,701
Enstar Group Ltd. (b)	2,500	496,625
Hartford Financial Services Group, Inc. (The) (a)	15,635	821,932
Loews Corp. (a)	29,040	1,359,362
MetLife, Inc. (a)	27,075	1,487,500
Validus Holdings Ltd.	15,075	783,448
Willis Towers Watson plc (a)	4,408	641,188
		6,133,756

IT Services — 0.8%
Vantiv, Inc., Class A (a)(b)	4,085	258,744

REITS & Real Estate Management — 16.2%
Colony NorthStar, Inc. REIT, Class A (a)	95,866	1,350,752
CubeSmart REIT	26,510	637,300
Essex Property Trust, Inc. REIT (a)	650	167,225
iStar, Inc. REIT (a)(b)	125,578	1,511,959
Jones Lang LaSalle, Inc.	5,805	725,625
Public Storage REIT (a)	1,570	327,392
Tanger Factory Outlet Centers, Inc. REIT	18,050	468,939
		5,189,192

Total Common Stocks		$29,819,896

Registered Investment Companies — 34.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(c)	2,029,200	2,029,403
State Street Navigator Securities Lending Prime Portfolio, 1.18%(c)	9,117,249	9,117,249

Total Registered Investment Companies		$11,146,652

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 17

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Fair Value
Total Investment Securities — 127.8%
(Cost $36,603,907)(d)	$40,966,548

Segregated Cash With Custodian — 15.1%	4,846,354

Securities Sold Short — (14.2)%
(Proceeds $3,620,859)	(4,568,230)

Net Other Assets (Liabilities) — (28.7)%	(9,194,966)

Net Assets — 100.0%	$32,049,706

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $8,924,787.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(d)	Represents cost for financial reporting purposes.

plc – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 14.2%
Banks, Thrifts & Mortgage Finance — 5.0%
Bank of Hawaii Corp.	6,435	$533,912
Washington Federal, Inc.	12,325	409,190
Westamerica Bancorp.	12,045	675,002
		1,618,104

Insurance — 7.1%
Cincinnati Financial Corp.	9,960	721,602
First American Financial Corp.	6,860	306,573
Hanover Insurance Group, Inc. (The)	1,710	151,557
Mercury General Corp.	7,070	381,780
Selective Insurance Group, Inc.	14,420	721,721
		2,283,233

IT Services — 1.1%
Western Union Co. (The)	18,245	347,567

REITS & Real Estate Management — 1.0%
Government Properties Income Trust REIT	17,440	319,326

Total Securities Sold Short — 14.2%
(Proceeds $3,620,859)		$4,568,230

Percentages disclosed are based on total net assets of the Fund at June 30, 2017.

See accompanying Notes to Financial Statements.

18 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 13.9%
Banking — 7.0%
ABN AMRO Bank NV (a)(b)	2.100%	01/18/19	$500,000	$500,781
Bank of America Corp.	6.875%	04/25/18	140,000	145,689
Bank of Montreal (b)	1.350%	08/28/18	425,000	423,413
Bank of Nova Scotia	1.650%	06/14/19	35,000	34,859
Canadian Imperial Bank	1.600%	09/06/19	425,000	420,998
Capital One Financial Corp.	2.500%	05/12/20	500,000	502,130
Capital One North America	1.850%	09/13/19	500,000	495,794
Citigroup, Inc. (b)	2.350%	08/02/21	500,000	495,411
Citigroup, Inc.	2.900%	12/08/21	750,000	757,522
Commonwealth Bank of Australia (a)(b)	1.375%	09/06/18	425,000	423,192
Danske Bank A/S (a)	1.650%	09/06/19	500,000	495,364
DBS Group Holdings Ltd. (a)(c)	1.708%	06/08/20	1,500,000	1,501,638
Fifth Third Bank (c)	1.883%	09/27/19	500,000	502,933
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	225,587
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	1,005,260
Goldman Sachs Group, Inc. (c)	2.276%	04/26/22	450,000	453,420
Huntington National Bank (c)	1.738%	03/10/20	1,000,000	1,002,821
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	50,152
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	1,008,306
JPMorgan Chase & Co. (c)	2.158%	01/15/23	400,000	402,425
Key Banc NA	1.600%	08/22/19	750,000	744,475
Mizuho Financial Group	2.273%	09/13/21	500,000	491,975
Morgan Stanley	2.650%	01/27/20	486,000	491,092
Morgan Stanley (c)	2.336%	01/20/22	1,000,000	1,010,006
National Australia Bank, New York (b)	2.250%	01/10/20	500,000	501,501
Nordea Bank AB (a)(c)	1.916%	09/30/19	250,000	251,619
PNC Bank NA	6.875%	04/01/18	1,000,000	1,037,405
Popular, Inc.	7.000%	07/01/19	100,000	105,000
Rabobank Nederland NY (b)	2.250%	01/14/20	300,000	301,497
Royal Bank of Canada (b)	1.500%	07/29/19	220,000	218,319
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	494,371
Svenska Handelsbanken AB (b)	1.500%	09/06/19	500,000	495,024
Synovus Financial Corp.	7.875%	02/15/19	175,000	189,840
Toronto-Dominion Bank	1.450%	09/06/18	450,000	449,134
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,826
Wells Fargo Bank NA (c)	1.554%	11/28/18	1,000,000	1,004,233
Westpac Banking Corp.	1.600%	08/19/19	425,000	421,717
				19,074,729

Basic Industry — 0.2%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	425,000	427,275

Capital Goods — 0.2%
Ashtead Capital, Inc. (a)	6.500%	07/15/22	200,000	207,250
Stanley Black & Decker, Inc.	1.622%	11/17/18	420,000	418,983
				626,233

Communications — 0.5%
American Tower Corp.	2.250%	01/15/22	250,000	243,742
AT&T, Inc.	3.200%	03/01/22	200,000	202,418
Bankrate, Inc. (a)	6.125%	08/15/18	150,000	150,656
Cogent Communications, Inc. (a)	5.375%	03/01/22	25,000	26,250
Crown Castle International Corp.	2.250%	09/01/21	425,000	418,205
Deutsche Telekom International Finance (a)	1.500%	09/19/19	200,000	197,191
				1,238,462

Consumer Cyclical — 1.9%
American Honda Finance (b)	1.700%	09/09/21	650,000	636,763
BMW U.S. Capital LLC (a)	1.450%	09/13/19	225,000	223,495
CCM Merger, Inc. (a)	6.000%	03/15/22	200,000	205,000

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 13.9% continued
Consumer Cyclical — 1.9% continued
Century Communities, Inc.	6.875%	05/15/22	$75,000	$78,750
Cimpress NV (a)	7.000%	04/01/22	150,000	155,250
Daimler Finance NA LLC (a)	1.750%	10/30/19	350,000	347,743
Ford Motor Credit Co. LLC	1.724%	12/06/17	750,000	750,062
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	496,196
Ford Motor Credit Co. LLC	2.681%	01/09/20	200,000	201,330
General Motors Financial Co.	2.350%	10/04/19	1,000,000	999,947
General Motors Financial Co.	3.200%	07/06/21	25,000	25,279
Nissan Motor Acceptance (a)	1.550%	09/13/19	425,000	420,236
Station Casinos LLC	7.500%	03/01/21	75,000	78,000
Toyota Motor Credit Corp.	1.950%	04/17/20	425,000	424,837
				5,042,888

Consumer Non-Cyclical — 0.4%
Amgen, Inc.	2.650%	05/11/22	860,000	862,774
Mondelēz International, Inc. (a)(b)	1.625%	10/28/19	250,000	247,663
				1,110,437

Electric — 0.7%
Nevada Power Co.	6.500%	08/01/18	1,000,000	1,051,149
NextEra Energy, Inc.	1.649%	09/01/18	215,000	214,355
Sempra Energy	1.625%	10/07/19	370,000	366,638
Southern Power Co.	1.950%	12/15/19	250,000	249,080
				1,881,222

Energy — 0.7%
ConocoPhillips Co.	1.050%	12/15/17	800,000	798,530
Energen Corp.	4.625%	09/01/21	125,000	126,563
Shell International Finance	1.375%	09/12/19	500,000	496,377
Sinopec Group Overseas Development Ltd. (a)	1.750%	09/29/19	500,000	493,697
				1,915,167

Finance Companies — 0.5%
American Express Credit Corp.	1.700%	10/30/19	900,000	895,190
IBCIL Finance Co. Ltd. (a)	2.125%	09/29/19	200,000	197,476
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	123,000	126,383
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	100,000	102,750
				1,321,799

Insurance — 1.2%
Jackson National Life Global Funding (a)	2.100%	10/25/21	200,000	196,128
Met Life Global Funding I (a)	1.350%	09/14/18	850,000	846,895
Met Life Global Funding I (a)(c)	1.621%	06/12/20	1,000,000	1,000,411
New York Life Global Funding (a)	1.500%	10/24/19	500,000	495,861
Pricoa Global Funding I (a)	1.450%	09/13/19	350,000	345,407
Principal Life Global Funding II (a)(b)	2.375%	11/21/21	400,000	396,330
				3,281,032

REITS — 0.1%
Crescent Communities, Inc. (a)	8.875%	10/15/21	200,000	210,000
Realty Income Corp.	6.750%	08/15/19	150,000	163,829
				373,829

Technology — 0.3%
Apple, Inc. (b)	2.300%	05/11/22	425,000	424,173
Qualcomm, Inc. (b)	2.100%	05/20/20	450,000	452,039
				876,212

Transportation — 0.2%
Allegiant Travel Co.	5.500%	07/15/19	100,000	104,000
American Airlines Pass-Through Trust, Series 2013-1, Class B (a)	5.625%	01/15/21	161,394	168,979
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	104,053	110,036

20 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 13.9% continued
Transportation — 0.2% continued
U.S. Airways Pass-Through Trust, Series 2013-1, Class B	5.375%	05/15/23	$83,959	$88,366
				471,381

Total Corporate Credit				$37,640,666

Securitized — 80.7%
ABS-Other — 16.1%
Gold Key Resorts LLC, Series 2014-A, Class A (a)	3.220%	03/17/31	373,492	374,613
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class CT1 (a)	3.614%	10/15/48	1,000,000	993,860
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class DT1 (a)	4.057%	10/15/48	1,500,000	1,490,835
Hero Funding Trust, Series 2016-3B, Class B (a)	5.240%	09/20/42	782,815	787,907
Hero Funding Trust, Series 2016-1R, Class A1 (a)	4.500%	09/21/42	1,630,079	1,635,173
Hero Funding Trust, Series 2016-4B, Class B (a)	4.990%	09/20/47	1,827,647	1,843,639
Kabbage Funding LLC, Series 2017-1, Class A (a)	4.571%	03/15/22	750,000	767,211
Kabbage Funding LLC, Series 2017-1, Class B (a)	5.794%	03/15/22	1,900,000	1,930,893
Kabbage Funding LLC, Series 2017-1, Class C (a)	8.000%	03/15/22	1,300,000	1,314,569
LEAF II Receivables Funding LLC, Series 2017-1, Class E1 (a)	4.470%	07/15/22	1,650,000	1,642,935
LEAF II Receivables Funding LLC, Series 2017-1, Class E2 (a)	5.990%	09/15/24	2,278,000	2,321,190
MarketPlace Loan Trust, Series 2016-BS1, Class A (a)	4.500%	01/15/21	1,865,102	1,869,231
Nationstar HECM Loan Trust, Series 2016-3A, Class A (a)	2.012%	08/25/26	543,179	548,836
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 (a)	3.147%	08/25/26	900,000	900,873
Nationstar HECM Loan Trust, Series 2016-3A, Class M2 (a)	5.682%	08/25/26	350,000	357,105
New Residential Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.005%	10/15/49	1,354,000	1,351,913
New Residential Advance Receivables Trust, Series 2016-T2, Class ET2 (a)	5.573%	10/15/49	1,000,000	1,000,528
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 (a)	6.250%	12/15/50	2,500,000	2,543,700
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 (a)	5.815%	02/15/51	2,845,000	2,859,981
NRZ Excess Spread Collateralized Notes, Series 2016-PLS2, Class A (a)	5.683%	07/25/21	1,239,614	1,239,614

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
ABS-Other — 16.1% continued
Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3 (a)	3.211%	11/15/47	$188,000	$187,557
Ocwen Master Advance Receivables Trust, Series 2015-T3, Class DT3 (a)	4.687%	11/15/47	800,000	800,473
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (a)	2.520%	08/17/48	2,000,000	1,990,818
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (a)	4.246%	08/17/48	1,900,000	1,873,470
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.445%	08/16/49	1,000,000	975,418
OnDeck Asset Securitization Trust, Series 2016-1A, Class A (a)	4.210%	05/17/20	4,662,000	4,670,162
PNMAC GMSR Issuer Trust, Series 2017-GT1, Class A (a)(c)	5.966%	02/25/50	2,000,000	1,999,012
Renew Financial LLC, Series 2017-1A, Class B (a)	5.750%	09/20/52	1,795,000	1,794,956
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (a)	3.590%	11/15/49	650,000	639,739
Westgate Resorts, Series 2016-1A, Class A (a)	3.500%	12/20/28	876,736	880,716
				43,586,927

Agency CMBS — 0.4%
FNMA, Pool FN AE0834 (c)	3.976%	01/01/21	236,982	250,713
FNMA, Pool FN 464279	4.300%	07/01/21	855,682	894,735
				1,145,448

Agency MBS CMO — 5.3%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	3,201,053	138,815
FHLMC, Series 3874, Class KI	4.500%	08/15/25	2,538,868	162,872
FHLMC, Series 3946, Class SB (c)	5.591%	10/15/26	589,942	75,855
FHLMC, Series 2814, Class PH	6.000%	06/15/34	392,622	445,635
FHLMC, Series 4316, Class DA	3.000%	02/15/39	860,559	881,960
FHLMC, Series 4119, Class LB	1.750%	06/15/39	477,252	466,935
FHLMC, Series 3903, Class QC	2.250%	03/15/41	480,848	485,490
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	70,662	77,860
FNMA, Series 2011-75, Class MI	3.500%	08/25/26	1,126,681	109,412
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	306,096	312,406
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	395,008	448,880
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	138,810	156,550
FNMA, Series 348, Class 11	6.000%	01/25/34	1,440,428	324,839
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	356,122	403,368
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	165,444	184,720
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	467,195	499,751
FNMA, Series 2011-46, Class MB	4.000%	06/25/37	357,707	360,011
FNMA, Series 2010-44, Class CS (c)	5.333%	05/25/40	1,638,729	225,118
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	1,155,858	149,051

22 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
Agency MBS CMO — 5.3% continued
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	$966,739	$1,082,494
FNMA, Series 2014-45, Class IO	4.000%	08/25/44	2,090,386	363,761
GNMA, Series 2005-47, Class SX (c)	4.637%	05/20/34	723,115	3,204
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	62,177	63,519
GNMA, Series 2011-166, Class LB	4.000%	05/16/40	1,499,695	1,546,842
GNMA, Series 2013-H04, Class BA	1.650%	02/20/63	2,756,513	2,744,798
GNMA, Series 2013-H07, Class JA	1.750%	03/20/63	871,073	867,974
GNMA, Series BC-H066, Class DI (c)	3.344%	05/31/64	38,997,566	1,840,217
GNMA, Series 2016-H11, Class FD (c)	2.201%	05/20/66	146,592	148,030
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	171,869	195,308
				14,765,675

Agency MBS Passthrough — 0.6%
FHLMC, Pool FG G60257	5.500%	06/01/41	1,380,686	1,538,101
FNMA, Pool FN 725146	6.500%	07/01/19	57,776	59,068
				1,597,169

Auto Loan — 23.2%
American Credit Acceptance Receivables Trust, Series 2014-4, Class C (a)	4.250%	10/12/20	1,000,000	1,009,600
American Credit Acceptance Receivables Trust, Series 2015-2, Class B (a)	2.970%	05/12/21	1,053,483	1,056,849
American Credit Acceptance Receivables Trust, Series 2016-3, Class C (a)	4.260%	08/12/22	246,000	250,178
BMW Vehicle Lease Trust, Series 2016-2, Class A4	1.570%	02/20/20	750,000	746,743
California Republic Auto Receivables Trust, Series 2015-4, Class C (a)	4.230%	09/15/22	85,000	86,646
CarFinance Capital LLC, Series 2014-2A, Class A (a)	1.440%	11/16/20	186,441	186,253
CPS Auto Trust, Series 2013-D, Class D (a)	5.540%	11/15/19	1,900,000	1,922,491
CPS Auto Trust, Series 2016-C, Class A (a)	1.620%	01/15/20	53,333	53,294
CPS Auto Trust, Series 2014-D, Class C (a)	4.350%	11/16/20	155,000	158,481
CPS Auto Trust, Series 2016-C, Class C (a)	3.270%	06/15/22	100,000	100,841
CPS Auto Trust, Series 2017-A, Class D (a)(b)	4.610%	12/15/22	1,000,000	1,029,268
CPS Auto Trust, Series 2017-B, Class D (a)	3.950%	03/15/23	2,150,000	2,150,263
CPS Auto Trust, Series 2017-A, Class E (a)	7.070%	04/15/24	4,250,000	4,416,833
Drive Auto Receivables Trust, Series 2015-BA, Class C (a)	2.760%	07/15/21	402,271	404,520
Drive Auto Receivables Trust, Series 2017-BA, Class D (a)	3.720%	10/17/22	2,900,000	2,918,074
Drive Auto Receivables Trust, Series 2017-1, Class D	3.840%	03/15/23	4,000,000	4,016,148

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
Auto Loan — 23.2% continued
DT Auto Owner Trust, Series 2016-1A, Class B (a)	2.790%	05/15/20	$2,378,147	$2,383,319
DT Auto Owner Trust, Series 2017-2A, Class D (a)	3.890%	01/17/23	1,900,000	1,912,223
DT Auto Owner Trust, Series 2017-2A, Class E (a)	6.030%	01/16/24	2,000,000	2,040,165
Exeter Automobile Receivables Trust, Series 2014-3A, Class B (a)	2.770%	11/15/19	677,808	679,298
Exeter Automobile Receivables Trust, Series 2013-2A, Class D (a)	6.810%	08/17/20	3,100,000	3,176,438
Exeter Automobile Receivables Trust, Series 2017-2A, Class D (a)	6.390%	02/15/24	1,000,000	1,028,183
Flagship Credit Auto Trust, Series 2014-1, Class E (a)	5.710%	08/16/21	1,000,000	1,025,423
Flagship Credit Auto Trust, Series 2016-4, Class E (a)	6.440%	01/16/24	1,990,000	2,047,093
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (a)	5.280%	08/15/24	1,700,000	1,702,788
GLS Auto Receivables Trust, Series 2017-1A, Class A1 (a)	1.550%	06/15/18	4,500,000	4,500,280
GLS Auto Receivables Trust, Series 2015-1A, Class A (a)	2.250%	12/15/20	248,827	248,636
GLS Auto Receivables Trust, Series 2016-1A, Class C (a)	6.900%	10/15/21	1,900,000	1,961,203
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	2.380%	05/20/20	1,000,000	994,937
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4	2.260%	08/20/20	1,500,000	1,503,881
GO Financial Auto Securitization Trust, Series 2015-2, Class B (a)	4.800%	08/17/20	695,000	700,217
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (a)	5.800%	04/10/31	900,000	897,580
Honor Automobile Trust Securitization, Series 2016-1A, Class A (a)	2.940%	11/15/19	770,890	773,544
Honor Automobile Trust Securitization, Series 2016-1A, Class B (a)	5.760%	04/15/21	900,000	928,450
Honor Automobile Trust Securitization, Series 2016-1A, Class C (a)	8.050%	11/15/22	900,000	897,133
MMCA Automobile Trust, Series 2014-A, Class B (a)	1.920%	12/16/19	2,570,000	2,568,531
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (a)(c)	2.966%	09/27/21	525,000	526,125

24 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
Auto Loan — 23.2% continued
Navistar Financial Dealer Master Trust, Series 2016-1, Class D (a)(c)	4.516%	09/27/21	$570,000	$570,729
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3	1.180%	01/15/21	1,000,000	992,788
Prestige Auto Receivables Trust, Series 2015-1, Class D (a)	3.050%	04/15/21	100,000	100,510
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%	07/15/19	14,591	14,588
Santander Drive Auto Receivables Trust, Series 2017-2, Class D	3.490%	07/17/23	3,350,000	3,350,685
United Auto Credit Securitization Trust, Series 2015-1, Class E (a)	4.770%	07/15/21	2,000,000	2,005,248
United Auto Credit Securitization Trust, Series 2016-2, Class D (a)	3.580%	12/10/21	500,000	499,278
United Auto Credit Securitization Trust, Series 2017-1, Class E (a)	5.090%	03/10/23	2,350,000	2,349,482
				62,885,237

Consumer — 20.0%
AMPLIT Trust, Series 2015-A, Class A (a)	5.000%	09/15/21	185,876	186,414
Arcadia Receivables Credit Trust, Series 2017-1, Class A (a)	3.250%	06/15/23	1,416,519	1,420,410
Arcadia Receivables Credit Trust, Series 2017-1, Class B (a)	5.500%	06/15/23	3,900,000	3,959,234
Avant Loans Funding Trust, Series 2016-C, Class A (a)	2.960%	09/16/19	63,319	63,347
Avant Loans Funding Trust, Series 2015-A, Class A (a)	4.000%	08/16/21	187,057	187,181
Avant Loans Funding Trust, Series 2015-A, Class B (a)	6.000%	08/16/21	1,625,717	1,649,595
Avant Loans Funding Trust, Series 2015-A, Class C (a)	7.750%	08/16/21	609,644	629,838
Avant Loans Funding Trust, Series 2017-A, Class B (a)	3.650%	09/15/22	1,600,000	1,609,426
Avant Loans Funding Trust, Series 2017-A, Class C (a)	6.050%	05/15/24	750,000	758,682
Citi Held for Asset Issuance, Series 2015-PM1, Class B (a)	2.930%	12/15/21	844,085	844,581
Citi Held for Asset Issuance, Series 2015-PM2, Class B (a)	4.000%	03/15/22	3,251,405	3,280,371
Citi Held for Asset Issuance, Series 2016-MF1, Class C (a)	10.390%	08/15/22	225,000	242,170
Citi Held for Asset Issuance, Series 2016-PM1, Class B (a)	7.670%	04/15/25	2,000,000	2,092,983
Conn Funding II LP, Series 2016-B, Class A (a)	3.730%	10/15/18	232,553	232,923

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
Consumer — 20.0% continued
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a)	3.960%	07/15/22	$1,148,167	$1,156,353
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP1, Class C (a)	5.130%	04/17/23	1,900,000	1,902,820
LendingClub Issuance Trust, Series 2016-NP1, Class B (a)	6.500%	06/15/22	835,000	859,684
Lendmark Funding Trust, Series 2017-1A, Class B (a)	3.770%	01/22/24	400,000	399,984
Lendmark Funding Trust, Series 2017-1A, Class C (a)	5.410%	01/22/24	2,300,000	2,299,402
Lendmark Funding Trust, Series 2016-2A, Class C (a)	6.640%	04/21/25	2,900,000	2,854,128
Mariner Finance Issuance Trust, Series 2017-AA, Class B (a)	4.740%	02/20/29	400,000	404,690
Mariner Finance Issuance Trust, Series 2017-AA, Class C (a)	6.730%	02/20/29	1,750,000	1,818,912
MarketPlace Loan Trust, Series 2015-AV2, Class A (a)	4.000%	10/15/21	1,091,049	1,093,571
MarketPlace Loan Trust, Series 2015-AV2, Class B (a)	5.750%	10/15/21	241,140	242,563
Marlette Funding Trust, Series 2016-1A, Class A (a)	3.060%	01/17/23	44,905	45,107
Marlette Funding Trust, Series 2016-1A, Class B (a)	4.780%	01/17/23	100,000	102,318
Marlette Funding Trust, Series 2017-1A, Class B (a)	4.114%	03/15/24	900,000	916,461
Marlette Funding Trust, Series 2017-1A, Class C (a)	6.658%	03/15/24	2,245,000	2,318,128
Marlette Funding Trust, Series 2017-2A, Class B (a)	3.190%	07/15/24	1,400,000	1,399,881
Marlette Funding Trust, Series 2017-2A, Class C (a)	4.580%	07/15/24	2,400,000	2,399,852
Murray Hill MarketPlace Trust, Series 2016-LC1, Class A (a)	4.190%	11/25/22	1,214,225	1,225,118
Murray Hill MarketPlace Trust, Series 2016-LC1, Class B (a)	6.150%	11/25/22	1,250,000	1,271,979
OneMain Financial Issuance Trust, Series 2014-2A, Class B (a)	3.020%	09/18/24	840,000	843,357
OneMain Financial Issuance Trust, Series 2015-1A, Class A (a)	3.190%	03/18/26	630,000	636,284
OneMain Financial Issuance Trust, Series 2016-1A, Class A (a)	3.660%	02/20/29	115,000	117,694
Oportun Funding IV LLC, Series 2016-C, Class B (a)	4.850%	11/08/21	1,500,000	1,530,149
Purchasing Power Funding, Series 2015-A, Class A2 (a)	4.750%	12/15/19	2,150,000	2,157,392
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A (a)	3.090%	10/27/25	1,043,308	1,051,986
SoFi Consumer Loan Program Trust, Series 2016-3, Class A (a)	3.050%	12/26/25	1,456,684	1,470,316

26 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
Consumer — 20.0% continued
Springfield Funding Trust, Series 2015-AA, Class B (a)	3.620%	11/15/24	$135,000	$136,132
Upstart Securitization Trust, Series 2017-1, Class B (a)	3.802%	06/20/24	3,350,000	3,348,987
Upstart Securitization Trust, Series 2017-1, Class C (a)	6.350%	06/20/24	2,850,000	2,845,227
Verizon Owner Trust, Series 2016-1A, Class A (a)	1.420%	01/20/21	100,000	99,505
				54,105,135

Equipment — 3.3%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (a)	6.790%	10/10/24	900,000	949,874
Axis Equipment Finance Receivables Trust, Series 2015-1A, Class A2 (a)	1.900%	03/20/20	193,974	193,846
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (a)	2.210%	11/20/21	1,197,212	1,192,260
BCC Funding Corp., Series 2015-1, Class A2 (a)	2.224%	10/20/20	297,336	297,033
BCC Funding Corp., Series 2016-1, Class A2 (a)	2.200%	12/20/21	310,728	310,650
BCC Funding Corp. (a)	2.730%	04/20/22	1,250,000	1,247,393
BCC Funding Corp., Series 2016-1, Class E(a)	6.000%	11/21/22	1,000,000	928,005
California Funding II Ltd., Series 2013-1A, Class A (a)	3.350%	03/27/28	1,092,500	1,069,014
Global SC Finance SRL, Series 2014-1A, Class A2 (a)	3.090%	07/17/29	1,406,042	1,384,741
SCF Equipment Trust LLC, Series 2017-1A, Class A (a)	3.770%	01/20/23	1,226,509	1,238,551
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	148,308	160,914
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	69,423	72,807
				9,045,088

Non Agency CMBS — 9.9%
A10 Securitization, Series 2014-1, Class A2(a)	3.020%	04/15/33	32,008	31,984
A10 Securitization, Series 2014-1, Class D(a)	5.080%	04/15/33	250,000	250,091
AMSR Trust, Series 2016-SFR1, Class A (a)(c)	2.609%	11/17/33	3,500,000	3,521,860
AMSR Trust, Series 2016-SFR1, Class C (a)(c)	3.459%	11/17/33	1,000,000	1,018,513
B2R Mortgage Trust, Series 2015-2, Class A (a)	3.336%	11/15/48	283,995	287,476
Colony American Homes, Inc., Series 2015-1A, Class A (a)(c)	2.371%	07/17/32	306,256	306,709
Commercial Mortgage Trust, Series 2014-TWC, Class B (a)(c)	2.632%	02/13/32	1,340,000	1,344,592
Commercial Mortgage Trust, Series 2014-TWC, Class D (a)(c)	3.377%	02/13/32	1,300,000	1,304,049

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
Non Agency CMBS — 9.9% continued
Cosmopolitan Hotel Trust, Series 2016-CSM0, Class D (a)(c)	4.659%	11/15/33	$900,000	$911,219
FirstKey Lending Trust, Series 2015-SFR1, Class A (a)	2.553%	03/09/47	551,670	551,521
Fort CRE LLC, Series 2016-1A, Class E (a)(c)	9.213%	05/21/36	4,750,000	4,859,101
Home Partners of America Trust, Series 2017-1, Class A (a)(c)	1.901%	07/17/34	600,000	598,371
Prime Finance Partners III, Series 2015-2, Class A (a)(c)	2.621%	07/14/34	1,251,813	1,251,703
Prime Finance Partners III, Series 2017-3, Class C (a)(c)	3.671%	01/14/35	775,000	779,351
Prime Finance Partners III, Series 2017-3, Class D (a)(c)	4.671%	01/14/35	500,000	502,325
Progress Residential Trust, Series 2016-SFR1, Class B (a)(c)	3.209%	09/17/18	100,000	101,595
Progress Residential Trust, Series 2016-SFR1, Class C (a)(c)	3.709%	09/17/18	100,000	102,779
Progress Residential Trust, Series 2015-SFR2, Class A (a)	2.740%	06/12/32	1,640,953	1,649,301
Progress Residential Trust, Series 2015-SFR3, Class A (a)	3.067%	11/12/32	99,600	101,078
Progress Residential Trust, Series 2015-SFR3, Class D (a)	4.673%	11/12/32	135,000	139,762
RAIT Trust, Series 2016-FL6, Class B (a)(c)	3.639%	11/13/31	1,400,000	1,403,265
Resource Capital Corp. Ltd, Series 2017-CRE5, Class Class B (a)(c)	0.000%	07/15/34	1,900,000	1,900,000
The Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class D (a)(c)	7.195%	11/15/33	3,900,000	3,900,718
				26,817,363

Non-Agency MBS CMO — 1.5%
CAM Mortgage Trust, Series 2016-2, Class A2 (a)	5.000%	06/15/57	400,000	394,430
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (c)	3.089%	08/25/34	22,274	22,325
COLT Funding LLC, Series 2016-2, Class M1 (a)	5.500%	09/25/46	750,000	761,515
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (c)	3.172%	04/25/35	341,549	345,439
MLCC Mortgage Investors, Inc., Series 2004-C, Class B1 (c)	1.951%	07/25/29	1,143,996	986,652
Pretium Mortgage Credit Partners, Series 2016-NPL6, Class A1 (a)	3.500%	10/27/31	789,143	789,033
RiverView HECM Trust, Series 2007-1, Class A (a)(c)	1.720%	05/25/47	156,462	130,255
Sequoia Mortgage Trust, Series 2003-1, Class 1A (c)	1.972%	04/20/33	248,545	235,913
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (c)	3.027%	09/25/33	329,584	334,106
				3,999,668

28 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 80.7% continued
Student Loan — 0.4%
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a)	2.680%	07/25/35	$675,859	$676,393
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	420,000
				1,096,393

Total Securitized				$219,044,103

Treasury — 3.9%
U.S. Treasury Notes	0.750%	03/31/18	600,000	597,750
U.S. Treasury Notes	1.500%	08/31/18	1,000,000	1,001,875
U.S. Treasury Notes	1.000%	09/15/18	2,000,000	1,992,656
U.S. Treasury Notes	1.125%	01/15/19	3,000,000	2,989,218
U.S. Treasury Notes	1.125%	01/31/19	4,000,000	3,985,624

Total Treasury				$10,567,123

	Shares	Fair Value
Registered Investment Companies — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(c)	5,210,716	$5,211,237
State Street Navigator Securities Lending Prime Portfolio, 1.18%(c)	4,168,428	4,168,428

Total Registered Investment Companies		$9,379,665

Total Investment Securities — 101.9%
(Cost $275,675,492)(d)		$276,631,557

Net Other Assets (Liabilities) — (1.9)%		(5,093,287)

Net Assets — 100.0%		$271,538,270

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2017 was $197,042,397, representing 72.6% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $4,076,551.
(c)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(d)	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 29

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 20.3%
Banking — 5.9%
Bank of America Corp.	2.881%	04/24/23	$100,000	$100,174
Bank of America Corp. (a)	3.823%	01/20/28	100,000	101,747
Bank of Montreal (b)	1.350%	08/28/18	75,000	74,720
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	96,792
Bank of Nova Scotia	1.650%	06/14/19	65,000	64,738
Canadian Imperial Bank	1.600%	09/06/19	75,000	74,294
Capital One Financial Co. (b)	3.750%	07/28/26	100,000	97,593
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	100,039
Citigroup, Inc. (b)	4.125%	07/25/28	100,000	101,524
Commonwealth Bank of Australia (b)(c)	1.375%	09/06/18	75,000	74,681
Discover Financial Services, Inc.	4.100%	02/09/27	100,000	100,183
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	25,065
Goldman Sachs Group, Inc. (a)	2.276%	04/26/22	50,000	50,380
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	80,876
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	99,480
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	98,488
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	100,304
JPMorgan Chase & Co. (a)	2.158%	01/15/23	100,000	100,606
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	102,273
Key Bank NA (b)	2.500%	11/22/21	250,000	250,772
Morgan Stanley	3.700%	10/23/24	100,000	102,635
Morgan Stanley	3.125%	07/27/26	100,000	97,235
Morgan Stanley (b)	3.625%	01/20/27	100,000	100,638
Royal Bank of Canada (b)	1.500%	07/29/19	30,000	29,771
Synovus Financial Corp.	7.875%	02/15/19	25,000	27,120
Toronto-Dominion Bank	1.450%	09/06/18	50,000	49,904
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,739
Wells Fargo & Co.	3.550%	09/29/25	100,000	101,679
Westpac Banking Corp.	1.600%	08/19/19	75,000	74,421
				2,507,871
Basic Industry — 0.2%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	75,000	75,401

Brokerage Asset Managers Exchanges — 0.3%
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	100,871

Capital Goods — 0.9%
General Electric Capital Corp.	6.750%	03/15/32	100,000	137,085
L-3 Communications Corp.	3.850%	12/15/26	50,000	51,548
Lennox International, Inc.	3.000%	11/15/23	100,000	99,835
Stanley Black & Decker, Inc.	1.622%	11/17/18	80,000	79,806
				368,274

Communications — 2.1%
American Tower Corp.	2.250%	01/15/22	50,000	48,748
AT&T, Inc.	3.200%	03/01/22	50,000	50,605
AT&T, Inc.	4.500%	05/15/35	100,000	98,484
Charter Communications Operating LLC	6.834%	10/23/55	150,000	183,074
Comcast Corp. (b)	6.950%	08/15/37	100,000	141,229
Crown Castle International Corp.	2.250%	09/01/21	75,000	73,801
Time Warner, Inc. (b)	3.800%	02/15/27	100,000	100,686
Verizon Communications, Inc. (b)	4.125%	03/16/27	100,000	103,289
Verizon Communications, Inc.	5.050%	03/15/34	100,000	105,972
				905,888

Consumer Cyclical — 2.0%
American Honda Finance (b)	1.700%	09/09/21	100,000	97,963
BMW U.S. Capital LLC (c)	1.450%	09/13/19	25,000	24,833
Daimler Finance NA LLC (c)	1.750%	10/30/19	150,000	149,033
Ford Motor Co. (c)	4.346%	12/08/26	100,000	102,986
Ford Motor Co.	7.450%	07/16/31	75,000	94,837
General Motors Financial Co.	3.200%	07/06/21	35,000	35,390
General Motors Financial Co.	4.000%	10/06/26	100,000	99,431

30 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 20.3% continued
Consumer Cyclical — 2.0% continued
Home Depot, Inc. (The)	3.500%	09/15/56	$100,000	$90,767
Nissan Motor Acceptance (c)	1.550%	09/13/19	75,000	74,159
Toyota Motor Credit Corp.	1.950%	04/17/20	75,000	74,971
				844,370

Consumer Non-Cyclical — 1.5%
Abbott Laboratories	4.750%	11/30/36	100,000	108,968
Actavis Funding SCS (b)	4.550%	03/15/35	100,000	106,821
Amgen, Inc.	2.650%	05/11/22	140,000	140,452
Anheuser-Busch InBev SA/NV (b)	4.700%	02/01/36	100,000	110,475
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	92,234
Thermo Fisher Scientific (b)	2.950%	09/19/26	100,000	97,249
				656,199

Electric — 1.6%
CMS Energy Corp.	2.950%	02/15/27	100,000	95,907
DTE Energy Co.	2.850%	10/01/26	100,000	95,122
Entergy Corp.	2.950%	09/01/26	50,000	47,883
Nevada Power Co.	6.500%	08/01/18	100,000	105,115
NextEra Energy, Inc.	1.649%	09/01/18	35,000	34,895
Public Service Electric	2.250%	09/15/26	100,000	94,366
Sempra Energy	1.625%	10/07/19	30,000	29,727
Southern Power Co.	1.950%	12/15/19	55,000	54,798
Southwestern Electric Power	2.750%	10/01/26	100,000	95,855
				653,668

Energy — 1.2%
Cimarex Energy Co. (b)	3.900%	05/15/27	100,000	100,558
ConocoPhillips Co. (b)	1.050%	12/15/17	100,000	99,816
Phillips 66 Partners LP	3.550%	10/01/26	100,000	97,141
Shell International Finance BV	6.375%	12/15/38	73,000	97,244
Valero Energy Corp.	3.400%	09/15/26	100,000	97,834
				492,593

Finance Companies — 0.2%
American Express Credit Corp.	1.700%	10/30/19	100,000	99,466

Insurance — 1.6%
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	49,032
Lincoln National Corp.	3.625%	12/12/26	100,000	100,428
Met Life Global Funding I (c)	1.350%	09/14/18	150,000	149,452
New York Life Global Funding (c)	2.350%	07/14/26	50,000	47,849
New York Life Global Holdings (c)	2.900%	01/17/24	100,000	100,928
Pricoa Global Funding I (c)	1.450%	09/13/19	150,000	148,031
Principal Life Global Funding II (b)(c)	2.375%	11/21/21	100,000	99,082
				694,802

REITS — 1.1%
Alexandria Real Estate Equities, Inc. (b)	3.950%	01/15/28	100,000	101,700
Boston Properties LP	2.750%	10/01/26	50,000	47,214
CubeSmart LP	3.125%	09/01/26	50,000	47,516
ERP Operating LP	2.850%	11/01/26	100,000	96,166
Realty Income Corp.	3.000%	01/15/27	100,000	94,721
Spirit Realty LP	4.450%	09/15/26	100,000	95,033
				482,350

Technology — 1.0%
Apple, Inc. (b)	2.300%	05/11/22	75,000	74,854
Apple, Inc.	3.000%	06/20/27	100,000	99,509
Microsoft Corp. (b)	3.950%	08/08/56	200,000	200,377
Qualcomm, Inc. (b)	2.100%	05/20/20	50,000	50,227
				424,967

Transportation — 0.7%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	44,594	47,158
CSX Corp.	4.250%	11/01/66	100,000	98,754
Southwest Airlines Co.	3.000%	11/15/26	100,000	96,999

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 31

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 20.3% continued
Transportation — 0.7% continued
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	$49,495	$57,078
				299,989

Total Corporate Credit				$8,606,709

Government Related — 2.0%
Government Guaranteed — 1.2%
Tunisian Republic	1.416%	08/05/21	500,000	489,223

Government Owned, No Guarantee — 0.8%
Comisión Federal de Electricidad (c)	4.750%	02/23/27	200,000	205,750
Tennessee Valley Authority	4.625%	09/15/60	125,000	151,298
				357,048

Total Government Related				$846,271

Securitized — 56.7%
ABS-Other — 5.9%
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	49,799	49,948
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	148,928	150,635
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class AT1 (c)	2.380%	10/15/48	154,000	153,362
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	142,133	144,132
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	86,979	87,545
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	85,794	86,062
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	188,289	191,308
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	96,192	97,034
Kabbage Funding LLC, Series 2017-1, Class A (c)	4.571%	03/15/22	100,000	102,295
Kabbage Funding LLC, Series 2017-1, Class B (c)	5.794%	03/15/22	100,000	101,626
LEAF II Receivables Funding LLC, Series 2017-1, Class E1 (c)	4.470%	07/15/22	100,000	99,572
Nationstar HECM Loan Trust, Series 2015-2A, Class M1 (c)	4.114%	11/25/25	158,000	158,051
Nationstar HECM Loan Trust, Series 2016-3A, Class A (c)	2.012%	08/25/26	120,706	121,963
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 (c)	3.147%	08/25/26	100,000	100,097
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 (c)	4.386%	12/15/50	200,000	203,284
Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3 (c)	3.211%	11/15/47	100,000	99,764
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (c)	2.520%	08/17/48	100,000	99,541
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (c)	4.246%	08/17/48	100,000	98,604
OnDeck Asset Securitization Trust, Series 2016-1A, Class A (c)	4.210%	05/17/20	150,000	150,263

32 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 56.7% continued
ABS-Other — 5.9% continued
Renew Financial LLC, Series 2017-1A, Class B (c)	5.750%	09/20/52	$100,000	$99,998
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	100,000	98,421
				2,493,505

Agency CMBS — 4.8%
FNMA, Pool FN AE0834 (a)(c)	3.976%	01/01/21	59,245	62,678
FNMA, Series 2015-M3, Class A2	2.722%	10/25/24	200,000	200,640
FNMA, Pool FN AM8674 (c)	2.810%	04/01/25	200,000	201,784
FNMA, Pool FN AM8846 (c)	2.680%	05/01/25	386,077	390,071
FNMA, Pool FN AN0262 (c)	2.810%	11/01/25	487,571	492,077
FNMA, Pool FN AN2213 (a)(c)	2.810%	07/01/26	700,000	703,517
				2,050,767

Agency MBS CMO — 18.6%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	1,185,221	51,398
FHLMC, Series 3874, Class KI	4.500%	08/15/25	685,091	43,950
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	100,124	106,698
FHLMC, Series 2814, Class PH	6.000%	06/15/34	78,524	89,127
FHLMC, Series 3607, Class AO	0.000%	04/15/36	183,631	160,354
FHLMC, Series 3199, Class OC	0.000%	08/15/36	175,342	159,614
FHLMC, Series 3318, Class AO	0.000%	05/15/37	14,178	13,036
FHLMC, Series 379, Class 1	0.000%	05/25/37	141,831	123,701
FHLMC, Series 3607, Class OP	0.000%	07/15/37	167,088	142,424
FHLMC, Series 4119, Class LB	1.750%	06/15/39	84,221	82,400
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	109,531
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	120,089
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	75,019	82,661
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	1,000,000	1,046,586
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	146,385	166,350
FNMA, Series 348, Class 11	6.000%	01/25/34	205,528	46,350
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	253,861
FNMA, Series 390, Class 32	6.500%	12/25/34	325,999	69,227
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	211,000	244,124
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	94,523	104,563
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	231,495	247,627
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	224,955
FNMA, Series 2010-44, Class CS (a)	5.333%	05/25/40	234,104	32,160
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	403,382	52,017
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	82,393	92,258
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	648,615
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	343,455
FNMA, Series 411, Class A3	3.000%	08/25/42	125,331	125,577
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	176,000	176,541
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	344,921
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	100,000	114,609
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	285,218	356,969

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 33

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 56.7% continued
Agency MBS CMO — 18.6% continued
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	$170,000	$192,644
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	104,564
GNMA, Series 2008-40, Class SA (a)	5.230%	05/16/38	119,655	20,393
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	148,501	159,124
GNMA, Series 2010-105, Class B	5.000%	08/20/40	300,000	332,772
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	148,189	148,604
GNMA, Series 2013-37, Class F (a)	1.482%	03/20/43	88,912	88,214
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	51,177	43,489
GNMA, Series BC-H066, Class DI (a)	3.344%	05/31/64	1,771,055	83,573
GNMA, Series 2014-H14, Class FA (a)	1.492%	07/20/64	178,583	178,266
GNMA, Series 2014-H15, Class FA (a)	1.492%	07/20/64	121,668	121,432
GNMA, Series 2016-H11, Class FD (a)	2.201%	05/20/66	333,253	336,523
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	85,935	97,654
				7,883,000

Agency MBS Passthrough — 1.3%
FHLMC, Pool FG G06085	6.500%	09/01/38	176,318	196,639
FNMA, Pool FN AT7120	3.500%	06/01/33	338,557	352,175
				548,814

Auto Loan — 6.9%
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	101,936
CarFinance Capital LLC, Series 2014-2A, Class A (c)	1.440%	11/16/20	68,342	68,273
CPS Auto Trust, Series 2015-B, Class A (c)	1.650%	11/15/19	30,530	30,544
CPS Auto Trust, Series 2016-C, Class A (c)	1.620%	01/15/20	53,333	53,294
CPS Auto Trust, Series 2016-C, Class C (c)	3.270%	06/15/22	100,000	100,841
CPS Auto Trust, Series 2017-B, Class D (c)	3.950%	03/15/23	100,000	100,012
Drive Auto Receivables Trust, Series 2017-BA, Class D (c)	3.720%	10/17/22	100,000	100,623
Drive Auto Receivables Trust, Series 2017-1, Class D	3.840%	03/15/23	250,000	251,009
DT Auto Owner Trust, Series 2016-2A, Class A (c)	1.730%	08/15/19	40,602	40,603
DT Auto Owner Trust, Series 2017-2A, Class D (c)	3.890%	01/17/23	100,000	100,643
Ford Credit Auto Owner Trust, Series 2016-1, Class A (c)	2.310%	08/15/27	300,000	301,572
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (c)	5.280%	08/15/24	100,000	100,164
GLS Auto Receivables Trust, Series 2017-1A, Class A1 (c)	1.550%	06/15/18	500,000	500,031

34 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 56.7% continued
Auto Loan — 6.9% continued
GLS Auto Receivables Trust, Series 2016-1A, Class C (c)	6.900%	10/15/21	$100,000	$103,221
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	99,731
Honor Automobile Trust Securitization, Series 2016-1A, Class A (c)	2.940%	11/15/19	60,226	60,433
Honor Automobile Trust Securitization, Series 2016-1A, Class B (c)	5.760%	04/15/21	100,000	103,161
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (a)(c)	2.966%	09/27/21	100,000	100,214
OSCAR US Funding Trust, Series 2014-1A, Class A4 (c)	2.550%	12/15/21	340,000	338,089
Prestige Auto Receivables Trust, Series 2015-1, Class D (c)	3.050%	04/15/21	100,000	100,510
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%	07/15/19	44,894	44,887
Santander Drive Auto Receivables Trust, Series 2017-2, Class D	3.490%	07/17/23	150,000	150,031
				2,949,822

Consumer — 4.9%
Arcadia Receivables Credit Trust, Series 2017-1, Class A (c)	3.250%	06/15/23	74,554	74,758
Avant Loans Funding Trust, Series 2016-C, Class A (c)	2.960%	09/16/19	11,174	11,179
Avant Loans Funding Trust, Series 2015-A, Class A (c)	4.000%	08/16/21	12,231	12,239
Avant Loans Funding Trust, Series 2017-A, Class B (c)	3.650%	09/15/22	150,000	150,884
Citi Held for Asset Issuance, Series 2015-PM2, Class B (c)	4.000%	03/15/22	83,369	84,112
LendingClub Issuance Trust, Series 2016-NP1, Class B (c)	6.500%	06/15/22	250,000	257,390
Lendmark Funding Trust, Series 2017-1A, Class B (c)	3.770%	01/22/24	100,000	99,996
Lendmark Funding Trust, Series 2017-1A, Class C (c)	5.410%	01/22/24	150,000	149,961
Lendmark Funding Trust, Series 2016-2A, Class C (c)	6.640%	04/21/25	100,000	98,418
Mariner Finance Issuance Trust, Series 2017-AA, Class B (c)	4.740%	02/20/29	100,000	101,172
MarketPlace Loan Trust, Series 2015-AV2, Class A (c)	4.000%	10/15/21	62,945	63,091
Marlette Funding Trust, Series 2016-1A, Class A (c)	3.060%	01/17/23	44,905	45,107
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	100,000	101,829
Marlette Funding Trust, Series 2017-2A, Class B (c)	3.190%	07/15/24	100,000	99,992

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 56.7% continued
Consumer — 4.9% continued
Marlette Funding Trust, Series 2017-2A, Class C (c)	4.580%	07/15/24	$100,000	$99,994
Purchasing Power Funding, Series 2015-A, Class A2 (c)	4.750%	12/15/19	290,000	290,997
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A (c)	3.090%	10/27/25	65,207	65,749
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	150,000	149,955
Verizon Owner Trust, Series 2016-1A, Class A (c)	1.420%	01/20/21	100,000	99,505
				2,056,328

Equipment — 1.0%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	71,818	71,521
BCC Funding Corp., Series 2015-1, Class A2 (c)	2.224%	10/20/20	113,910	113,794
California Funding II Ltd., Series 2013-1A, Class A (c)	3.350%	03/27/28	57,500	56,264
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	70,833	69,760
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	87,608	88,468
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	40,448	43,886
				443,693

Non Agency CMBS — 10.1%
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	5.149%	10/17/36	500,000	536,863
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	143,276	149,190
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	123,935	127,821
AMSR Trust, Series 2016-SFR1, Class A (a)(c)	2.609%	11/17/33	100,000	100,625
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	94,981	96,146
Barclays Commercial Mortgage Securities, Series 2016-ETC, Class A (c)	2.937%	08/14/36	100,000	97,754
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	200,594	199,389
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	146,382
Commercial Mortgage Trust, Series 2014-TWC, Class B (a)(c)	2.632%	02/13/32	100,000	100,343
Cosmopolitan Hotel Trust, Series 2016-CSM0, Class D (a)(c)	4.659%	11/15/33	100,000	101,247
FCRE LLC, Series 2016-1A, Class D (a)(c)	7.063%	05/21/36	100,000	100,716
FHLMC, Series 2012-K21, Class C (a)(c)	4.070%	07/25/22	450,000	458,289
FirstKey Lending Trust, Series 2015-SFR1, Class A (c)	2.553%	03/09/47	92,718	92,693

36 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 56.7% continued
Non Agency CMBS — 10.1% continued
FREMF Mortgage Trust, Series 2016-K723, Class B	3.582%	11/25/23	$150,000	$147,906
FREMF Mortgage Trust, Series 2016-K57, Class C (a)(c)	4.052%	08/25/49	220,000	200,866
FREMF Mortgage Trust, Series 2016-K59, Class C (c)	3.575%	11/25/49	100,000	88,571
Home Partners of America Trust, Series 2017-1, Class A (a)(c)	1.901%	07/17/34	170,000	169,538
Park Avenue Trust, Series 2017-245P, Class A (c)	3.508%	06/05/37	150,000	153,974
Prime Finance Partners III, Series 2015-2, Class A (a)(c)	2.621%	07/14/34	88,697	88,689
Prime Finance Partners III, Series 2017-3, Class C (a)(c)	3.671%	01/14/35	100,000	100,561
Progress Residential Trust, Series 2015-SFR2, Class A (c)	2.740%	06/12/32	227,801	228,959
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	214,141	217,317
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	103,527
Progress Residential Trust, Series 2016-SFR1, Class A (a)(c)	2.494%	09/17/33	99,552	101,240
RAIT Trust, Series 2016-FL6, Class B (a)(c)	3.639%	11/13/31	100,000	100,233
Resource Capital Corp. Ltd, Series 2017-CRE5, Class B (a)(c)	0.000%	07/15/34	100,000	100,000
The Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class D (a)(c)	7.195%	11/15/33	100,000	100,018
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	99,510
				4,308,367

Non-Agency MBS CMO — 0.9%
Mill City Mortgage Trust, Series 2016-1, Class M1 (c)	3.150%	04/25/57	150,000	146,748
Pretium Mortgage Credit Partners, Series 2016-NPL6, Class A1 (c)	3.500%	10/27/31	87,683	87,670
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	3.016%	12/25/33	24,868	24,833
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (a)	2.846%	10/25/33	29,221	29,499
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	3.027%	09/25/33	83,617	84,764
				373,514

Student Loan — 2.3%
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	173,792	173,930
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	179,902	180,109
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	260,000	257,997

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 56.7% continued
Student Loan — 2.3% continued
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	$150,000	$151,339
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	201,409
				964,784

Total Securitized				$24,072,594

Treasury — 17.5%
U.S. Treasury Notes	0.750%	03/31/18	200,000	199,250
U.S. Treasury Notes	1.125%	01/15/19	150,000	149,461
U.S. Treasury STRIPS (c)	0.000%	08/15/19	200,000	194,005
U.S. Treasury Notes	1.375%	04/30/21	300,000	296,168
U.S. Treasury Notes	1.625%	11/15/22	1,000,000	983,203
U.S. Treasury Notes	2.000%	11/30/22	1,000,000	1,002,070
U.S. Treasury Bonds	1.500%	03/31/23	500,000	486,231
U.S. Treasury Notes	1.625%	04/30/23	100,000	97,824
U.S. Treasury Notes	2.500%	05/15/24	250,000	256,074
U.S. Treasury Notes	2.250%	11/15/24	250,000	251,328
U.S. Treasury STRIPS	0.000%	02/15/25	200,000	168,327
U.S. Treasury Notes	2.000%	08/15/25	950,000	933,671
U.S. Treasury Notes	2.250%	11/15/25	100,000	100,012
U.S. Treasury Notes	1.625%	02/15/26	300,000	285,082
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	763,098
U.S. Treasury STRIPS	0.000%	11/15/31	150,000	102,785
U.S. Treasury STRIPS	0.000%	02/15/33	300,000	197,541
U.S. Treasury Bonds	4.250%	05/15/39	100,000	125,418
U.S. Treasury Bonds	3.875%	08/15/40	300,000	357,387
U.S. Treasury Notes	4.250%	11/15/40	100,000	125,785
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	74,334
U.S. Treasury Bonds	2.750%	11/15/42	300,000	296,836

Total Treasury				$7,445,890

	Shares	Fair Value
Registered Investment Companies — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(a)	1,410,312	$1,410,453
State Street Navigator Securities Lending Prime Portfolio, 1.18%(a)	2,715,055	2,715,055

Total Registered Investment Companies		$4,125,508

Total Investment Securities — 106.2%
(Cost $45,500,460)(d)		$45,096,972

Net Other Assets (Liabilities) — (6.2)%		(2,626,289)

Net Assets — 100.0%		$42,470,683

(a)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017, was $2,655,656.
(c)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2017 was $16,083,146, representing 37.9% of net assets.
(d)	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements.

38 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Collateralized Debt Obligations — 0.2%
Alesco Preferred Funding IV, Class PNN *		03/23/35	$621,631	$228,704
Alesco Preferred Funding Ltd., Class PPNE *		03/23/35	336,608	118,049
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	262,134
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	431,961

Total Collateralized Debt Obligations				$1,040,848

Corporate Bonds — 86.7%
Banking — 6.5%
Popular, Inc.	7.000%	07/01/19	28,446,000	29,868,300
Synovus Financial Corp.	7.875%	02/15/19	9,277,000	10,063,690
				39,931,990

Basic Industry — 8.9%
American Greetings Corp. (a)	7.875%	02/15/25	25,000	27,031
Cemex Finance LLC (a)	9.375%	10/12/22	2,650,000	2,815,625
Century Communities, Inc.	6.875%	05/15/22	23,999,000	25,198,949
Century Communities, Inc. (a)	5.875%	07/15/25	9,710,000	9,661,450
GCP Applied Technologies, Inc. (a)	9.500%	02/01/23	2,912,000	3,305,120
Mueller Industries, Inc.	6.000%	03/01/27	2,961,000	3,035,025
NCI Building Systems, Inc. (a)	8.250%	01/15/23	6,226,000	6,731,863
Summit Materials LLC	8.500%	04/15/22	3,405,000	3,847,650
				54,622,713

Consumer Goods — 1.9%
KAR Auction Services, Inc. (a)	5.125%	06/01/25	3,565,000	3,631,844
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	8,051,000	8,071,127
				11,702,971

Energy — 3.4%
Diamondback Energy, Inc. (a)	4.750%	11/01/24	7,188,000	7,152,060
Diamondback Energy, Inc. (a)	5.375%	05/31/25	1,968,000	1,997,520
Energen Corp.	4.625%	09/01/21	3,096,000	3,134,700
Energen Corp.	7.125%	02/15/28	5,926,000	6,370,450
Parsley Energy LLC (a)	5.375%	01/15/25	1,875,000	1,889,063
				20,543,793

Financial Services — 17.9%
Alliance Data Systems Co. (a)	6.375%	04/01/20	1,050,000	1,063,125
Alliance Data Systems Corp. (a)	5.375%	08/01/22	32,012,000	32,332,119
Credit Acceptance Corp.	7.375%	03/15/23	7,711,000	8,019,440
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	15,629,000	16,058,797
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	14,886,000	15,295,364
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	3,418,000	3,494,905
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	6,185,000	6,355,088
Provident Funding Associates LP (a)	6.375%	06/15/25	4,625,000	4,740,625
Quicken Loans, Inc. (a)	5.750%	05/01/25	9,897,000	10,218,653
Springleaf Finance Corp. (b)	7.750%	10/01/21	7,082,000	7,922,988
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	3,749,000	3,814,608
				109,315,712

Health Care — 3.6%
BioScrip, Inc.	8.875%	02/15/21	1,830,000	1,656,150
Davita Healthcare Partners, Inc.	5.125%	07/15/24	2,271,000	2,305,065
Greatbatch Ltd. (a)	9.125%	11/01/23	3,696,000	3,936,240
HCA Holdings, Inc.	7.750%	07/15/36	2,953,000	3,336,890
Horizon Pharma plc (a)	8.750%	11/01/24	4,875,000	4,948,125
Kindred Healthcare, Inc. (b)	8.750%	01/15/23	5,501,000	5,782,926
				21,965,396

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 39

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Bonds — 86.7% continued
Insurance — 3.2%
KIRS Midco 3 plc (a)	8.625%	07/15/23	$2,750,000	$2,784,375
MGIC Investment Corp.	5.750%	08/15/23	12,603,000	13,579,733
Radian Group, Inc.	5.250%	06/15/20	2,846,000	3,023,875
				19,387,983

Leisure — 4.1%
CCA Club Operations Holdings LLC (a)	8.250%	12/15/23	2,425,000	2,643,250
CCM Merger, Inc. (a)	6.000%	03/15/22	8,936,000	9,159,400
Rivers Pittsburgh Borrower LP (a)	6.125%	08/15/21	8,416,000	8,542,240
Station Casinos LLC	7.500%	03/01/21	4,636,000	4,821,440
				25,166,330

Media — 8.7%
Altice SA (a)	7.750%	05/15/22	4,685,000	4,971,956
Altice SA (a)(b)	7.625%	02/15/25	3,000,000	3,300,000
Cimpress NV (a)	7.000%	04/01/22	28,319,000	29,310,165
Liberty Interactive LLC	8.250%	02/01/30	9,457,000	10,166,275
Quad Graphics, Inc. (b)	7.000%	05/01/22	3,074,000	3,130,346
Radio One, Inc. (a)	7.375%	04/15/22	2,615,000	2,706,525
				53,585,267

Real Estate — 4.2%
Crescent Communities, Inc. (a)	8.875%	10/15/21	12,956,000	13,603,800
iStar Financial, Inc.	4.875%	07/01/18	3,875,000	3,899,335
iStar Financial, Inc.	5.000%	07/01/19	2,350,000	2,373,500
Kennedy Wilson, Inc.	5.875%	04/01/24	5,667,000	5,844,094
				25,720,729

Retail — 4.2%
DriveTime Automotive Group (a)	8.000%	06/01/21	2,275,000	2,280,688
FirstCash, Inc. (b)	5.375%	06/01/24	900,000	939,375
L Brands, Inc.	6.875%	11/01/35	3,964,000	3,825,260
Men's Warehouse, Inc. (The) (b)	7.000%	07/01/22	1,570,000	1,373,750
Signet UK Finance plc (b)	4.700%	06/15/24	6,550,000	6,375,632
Tesco plc (a)	6.150%	11/15/37	10,482,000	10,979,277
				25,773,982

Services — 3.1%
Ashtead Capital, Inc. (a)	6.500%	07/15/22	4,162,000	4,312,873
Avis Budget Group (a)(b)	6.375%	04/01/24	5,090,000	5,077,274
Diebold, Inc.	8.500%	04/15/24	3,796,000	4,247,155
Laureate Education, Inc. (a)	8.250%	05/01/25	2,115,000	2,268,338
Ritchie Bros. Auctioneers, Inc. (a)	5.375%	01/15/25	2,840,000	2,960,700
				18,866,340

Technology & Electronics — 6.8%
Bankrate, Inc. (a)	6.125%	08/15/18	13,365,000	13,423,472
Conduent, Inc. (a)	10.500%	12/15/24	18,995,000	22,129,174
Match Group, Inc.	6.375%	06/01/24	101,000	109,838
Wex, Inc. (a)	4.750%	02/01/23	6,228,000	6,259,140
				41,921,624

Telecommunications — 7.1%
Cincinnati Bell, Inc. (a)	7.000%	07/15/24	12,266,000	12,820,423
Cogent Communications, Inc. (a)	5.625%	04/15/21	19,180,000	19,707,449
Cogent Communications, Inc. (a)	5.375%	03/01/22	2,957,000	3,104,850
Frontier Communications Corp. (b)	11.000%	09/15/25	8,397,000	7,788,218
				43,420,940

Transportation — 3.1%
Air Canada Pass-Through Trust, Series 2013-1 (a)	5.375%	11/15/22	2,266,445	2,382,600
American Airlines Pass-Through Trust, Series 2013-1 (a)	5.625%	01/15/21	12,330,483	12,910,016
U.S. Airways Pass-Through Trust, Series 2012-1	8.000%	04/01/21	2,205,803	2,379,620
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	1,007,504	1,060,398
				18,732,634

Total Corporate Bonds				$530,658,404

40 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 16.4%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	2,137,592	$21,632,435
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(d)	51,682,141	51,687,309
State Street Navigator Securities Lending Prime Portfolio, 1.18%(d)	27,089,968	27,089,968

Total Registered Investment Companies		$100,409,712

Total Investment Securities — 103.3%
(Cost $623,812,027)(e)		$632,108,964

Net Other Assets (Liabilities) — (3.3)%		(19,979,842)

Net Assets — 100.0%		$612,129,122

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2017 was $303,974,183, representing 49.7% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $26,514,109.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.

*
Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding IV, Class PNN	December-04	$621,631	$228,704	0.04%
Alesco Preferred Funding Ltd., Class PPNE	March-05	336,608	118,049	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	513,572	262,134	0.04%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,041,663	431,961	0.10%
		$2,513,474	$1,040,848	0.20%

plc – Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 41

Diamond Hill High Yield Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.1%
ABS-Other — 0.7%
Kabbage Funding LLC, Series 2017-1 (a)	8.000%	03/15/22	$200,000	$202,241

Auto Loan — 1.3%
CPS Auto Trust, Series 2017-A (a)	7.070%	04/15/24	250,000	259,814
Honor Automobile Trust Securitization, Series 2016-1A (a)	8.050%	11/15/22	100,000	99,681
				359,495

Banking — 4.3%
Popular, Inc.	7.000%	07/01/19	1,119,000	1,174,950

Basic Industry — 5.7%
Century Communities, Inc.	6.875%	05/15/22	325,000	341,250
Century Communities, Inc. (a)	5.875%	07/15/25	750,000	746,250
Mueller Industries, Inc. (b)	6.000%	03/01/27	250,000	256,250
NCI Building Systems, Inc. (a)	8.250%	01/15/23	200,000	216,250
				1,560,000

Consumer — 2.5%
Arcadia Receivables Credit Trust, Series 2017-1 (a)	5.500%	06/15/23	223,000	226,387
Avant Loans Funding Trust, Series 2015-A (a)	7.750%	08/16/21	203,215	209,946
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP1 (a)	5.130%	04/17/23	100,000	100,148
Upstart Securitization Trust, Series 2017-1 (a)	6.350%	06/20/24	150,000	149,749
				686,230

Consumer Goods — 3.1%
FirstCash, Inc. (b)	5.375%	06/01/24	100,000	104,375
KAR Auction Services, Inc. (a)	5.125%	06/01/25	225,000	229,219
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	500,000	501,250
				834,844

Energy — 9.3%
Diamondback Energy, Inc. (a)	5.375%	05/31/25	700,000	710,500
Energen Corp.	7.125%	02/15/28	1,565,000	1,682,375
Parsley Energy LLC (a)	5.375%	01/15/25	125,000	125,938
				2,518,813

Equipment — 1.0%
Ascentium Equipment Receivables Trust, Series 2016-2A (a)	6.790%	10/10/24	100,000	105,542
LEAF II Receivables Funding LLC, Series 2017-1 (a)	5.990%	09/15/24	150,000	152,844
				258,386

Financial Services — 19.5%
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	1,075,000	1,085,750
Credit Acceptance Corp.	7.375%	03/15/23	500,000	520,000
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	610,000	626,775
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	425,000	436,688
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	1,120,000	1,150,800
Provident Funding Associates LP (a)	6.375%	06/15/25	375,000	384,375
Quicken Loans, Inc. (a)	5.750%	05/01/25	475,000	490,438
Springleaf Finance Corp.	8.250%	10/01/23	250,000	279,375
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	300,000	305,250
				5,279,451

Health Care — 6.3%
BioScrip, Inc.	8.875%	02/15/21	225,000	203,625
Greatbatch Ltd. (a)	9.125%	11/01/23	300,000	319,500
HCA Holdings, Inc.	7.750%	07/15/36	575,000	649,750

42 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.1% continued
Health Care — 6.3% continued
Horizon Pharma plc (a)(b)	8.750%	11/01/24	$225,000	$228,375
Kindred Healthcare, Inc. (b)	8.750%	01/15/23	300,000	315,375
				1,716,625

Insurance — 0.4%
KIRS Midco 3 plc (a)	8.625%	07/15/23	100,000	101,250

Leisure — 3.5%
CCA Club Operations Holdings LLC (a)	8.250%	12/15/23	200,000	218,000
CCM Merger, Inc. (a)	6.000%	03/15/22	240,000	246,000
Rivers Pittsburgh Borrower LP (a)	6.125%	08/15/21	475,000	482,125
				946,125

Media — 4.6%
Cimpress NV (a)	7.000%	04/01/22	1,200,000	1,242,000

Non Agency CMBS — 0.9%
Fort CRE LLC, Series 2016-1A (a)	9.213%	05/21/36	250,000	255,742

Non-Agency MBS CMO — 0.4%
CAM Mortgage Trust, Series 2016-2 (a)	5.000%	06/15/57	100,000	98,607

Real Estate — 3.6%
Crescent Communities, Inc. (a)	8.875%	10/15/21	775,000	813,750
Kennedy Wilson, Inc.	5.875%	04/01/24	150,000	154,687
				968,437

Retail — 6.2%
DriveTime Automotive Group (a)	8.000%	06/01/21	150,000	150,375
L Brands, Inc. (b)	6.875%	11/01/35	225,000	217,125
Liberty Interactive LLC	8.250%	02/01/30	550,000	591,250
Men's Warehouse, Inc. (The) (b)	7.000%	07/01/22	175,000	153,125
Signet UK Finance plc (b)	4.700%	06/15/24	200,000	194,676
Tesco plc (a)	6.150%	11/15/37	350,000	366,604
				1,673,155

Services — 2.8%
Ashtead Capital, Inc. (a)	6.500%	07/15/22	200,000	207,250
Avis Budget Group (a)	6.375%	04/01/24	300,000	299,250
Laureate Education, Inc. (a)	8.250%	05/01/25	175,000	187,688
Ritchie Bros. Auctioneers, Inc. (a)(b)	5.375%	01/15/25	75,000	78,187
				772,375

Technology & Electronics — 8.9%
Bankrate, Inc. (a)	6.125%	08/15/18	1,025,000	1,029,484
Conduent, Inc. (a)	10.500%	12/15/24	850,000	990,250
Wex, Inc. (a)	4.750%	02/01/23	400,000	402,000
				2,421,734

Telecommunications — 4.5%
Cincinnati Bell, Inc. (a)	7.000%	07/15/24	400,000	418,080
Cogent Communications, Inc. (a)	5.625%	04/15/21	350,000	359,625
Frontier Communications Corp.	11.000%	09/15/25	475,000	440,562
				1,218,267

Transportation — 3.6%
American Airlines Pass-Through Trust, Series 2013-1 (a)	5.625%	01/15/21	605,227	633,672
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	42,810	45,272
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	142,893	149,323
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	84,544	92,703
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	41,979	44,183
				965,153

Total Corporate Bonds				$25,253,880

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 43

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 12.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 1.10%(c)	1,466,451	$1,466,598
State Street Navigator Securities Lending Prime Portfolio, 1.18%(c)	2,031,923	2,031,923

Total Registered Investment Companies		$3,498,521

Total Investment Securities — 106.0%
(Cost $27,929,245)(d)		$28,752,401

Net Other Assets (Liabilities) — (6.0)%		(1,616,781)

Net Assets — 100.0%		$27,135,620

(a)	Restricted securities not registered under the Securities Act of 1933 are as follows. The total fair value of these securities as of June 30, 2017 was $15,429,386, representing 56.9% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2017 was $1,991,498
(c)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(d)	Represents cost for financial reporting purposes.

plc – Public Limited Company

See accompanying Notes to Financial Statements.

44 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2017 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	23.1%
Industrials	18.2%
Consumer Discretionary	12.4%
Information Technology	8.6%
Real Estate	7.6%
Health Care	6.6%
Consumer Staples	4.9%
Energy	2.3%
Utilities	2.2%
Telecommunication Services	0.7%
Cash and Cash Equivalents	23.2%
Other
Net Other Assets (Liabilities)	-9.8%
100%

Russell 2000 Index Sector Allocation	% of Index
Financials	18.2%
Industrials	14.4%
Consumer Discretionary	12.5%
Information Technology	17.0%
Real Estate	7.5%
Health Care	15.2%
Consumer Staples	2.7%
Energy	3.6%
Utilities	3.7%
Telecommunication Services	0.8%
Materials	4.4%
100%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	24.2%
Consumer Discretionary	18.2%
Industrials	9.7%
Consumer Staples	9.5%
Information Technology	8.0%
Real Estate	6.7%
Health Care	6.2%
Materials	2.8%
Utilities	2.6%
Energy	2.5%
Cash and Cash Equivalents	17.0%
Other
Net Other Assets (Liabilities)	-7.4%
100%

Russell 2500 Index Sector Allocation	% of Index
Financials	16.4%
Consumer Discretionary	12.9%
Industrials	15.5%
Consumer Staples	2.9%
Information Technology	15.9%
Real Estate	9.8%
Health Care	12.0%
Materials	5.9%
Utilities	3.7%
Energy	4.3%
Telecommunication Services	0.7%
100%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 45

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2017 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.1%
Consumer Discretionary	19.1%
Industrials	10.0%
Consumer Staples	9.1%
Information Technology	6.8%
Health Care	5.4%
Real Estate	4.4%
Materials	3.5%
Energy	2.6%
Utilities	1.7%
Cash and Cash Equivalents	23.2%
Other
Net Other Assets (Liabilities)	-12.9%
100%

Russell Midcap Index Sector Allocation	% of Index
Financials	14.3%
Consumer Discretionary	14.6%
Industrials	13.6%
Consumer Staples	4.4%
Information Technology	14.8%
Health Care	10.5%
Real Estate	9.9%
Materials	5.7%
Energy	5.5%
Utilities	6.2%
Telecommunication Services	0.5%
100%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	28.0%
Consumer Discretionary	19.4%
Health Care	13.6%
Information Technology	12.5%
Consumer Staples	10.7%
Industrials	8.4%
Materials	3.7%
Energy	1.8%
Cash and Cash Equivalents	4.3%
Other
Net Other Assets (Liabilities)	-2.4%
100%

Russell 1000 Index Sector Allocation	% of Index
Financials	14.7%
Consumer Discretionary	13.1%
Health Care	13.9%
Information Technology	21.8%
Consumer Staples	8.0%
Industrials	10.5%
Materials	3.3%
Energy	5.8%
Real Estate	3.8%
Utilities	3.1%
Telecommunication Services	2.0%
100%

46 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2017 (Unaudited)

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	26.8%
Consumer Discretionary	26.8%
Industrials	17.2%
Consumer Staples	6.2%
Health Care	5.8%
Information Technology	5.5%
Materials	2.7%
Real Estate	1.5%
Telecommunication Services	1.1%
Energy	1.0%
Cash and Cash Equivalents	12.4%
Other
Net Other Assets (Liabilities)	-7.0%
100%

Russell 3000 Index Sector Allocation	% of Index
Financials	14.9%
Consumer Discretionary	13.1%
Industrials	10.8%
Consumer Staples	7.6%
Health Care	14.0%
Information Technology	21.4%
Materials	3.4%
Real Estate	4.1%
Telecommunication Services	1.9%
Energy	5.6%
Utilities	3.2%
100%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	25.3%
Consumer Discretionary	17.5%
Information Technology	13.2%
Industrials	9.8%
Health Care	8.5%
Consumer Staples	4.2%
Energy	1.8%
Materials	1.7%
Cash and Cash Equivalents	44.0%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-9.2%
Financials	-4.4%
Information Technology	-4.0%
Industrials	-3.5%
Health Care	-2.7%
Consumer Staples	-1.6%
Utilities	-1.5%
Energy	-0.8%
Telecommunication Services	-0.5%
Other
Segregated Cash With Brokers	28.2%
Net Other Assets (Liabilities)	-26.0%
100%

Russell 1000 Index Sector Allocation	% of Index
Financials	14.7%
Consumer Discretionary	13.1%
Information Technology	21.8%
Industrials	10.5%
Health Care	13.9%
Consumer Staples	8.0%
Energy	5.8%
Materials	3.3%
Real Estate	3.8%
Utilities	3.1%
Telecommunication Services	2.0%
100%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 47

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2017 (Unaudited)

Diamond Hill Research Opportunities Fund
Long Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	18.7%
Financials	18.2%
Industrials	17.7%
Health Care	14.2%
Information Technology	14.0%
Telecommunication Services	5.7%
Materials	2.9%
Consumer Staples	2.8%
Energy	2.2%
Real Estate	1.8%
Cash and Cash Equivalents	28.8%

Short Portfolio Sector Allocation	% of Net Assets
Information Technology	-6.2%
Consumer Discretionary	-5.5%
Health Care	-3.4%
Financials	-3.3%
Industrials	-2.1%
Energy	-0.8%
Consumer Staples	-0.8%
Utilities	-0.6%
Telecommunication Services	-0.5%
Other
Segregated Cash With Brokers	23.6%
Net Other Assets (Liabilities)	-27.4%
100%

Russell 3000 Index Sector Allocation	% of Index
Consumer Discretionary	13.1%
Financials	14.9%
Industrials	10.8%
Health Care	14.0%
Information Technology	21.4%
Telecommunication Services	1.9%
Materials	3.4%
Consumer Staples	7.6%
Energy	5.6%
Real Estate	4.1%
Utilities	3.2%
100%

Diamond Hill Financial Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Banks, Thrifts & Mortgage Finance	36.3%
Insurance	19.1%
REITs & Real Estate Management	16.2%
Consumer Financial Services	8.2%
Capital Markets	7.5%
Diversified Financial Services	4.9%
IT Services	0.8%
Cash and Cash Equivalents	34.8%

Short Portfolio Sector Allocation	% of Net Assets
Insurance	-7.1%
Banks, Thrifts & Mortgage Finance	-5.0%
IT Services	-1.1%
REITs & Real Estate Management	-1.0%
Other
Segregated Cash With Brokers	15.1%
Net Other Assets (Liabilities)	-28.7%
100%

Russell 3000 Financials Index Sector Allocation	% of Index
Banks, Thrifts & Mortgage Finance	32.3%
Insurance	14.0%
REITs & Real Estate Management	20.3%
Consumer Financial Services	3.5%
Capital Markets	13.0%
Diversified Financial Services	6.5%
IT Services	10.4%
100%

48 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2017 (Unaudited)

Diamond Hill Short Duration Total Return Fund
Sector Allocation	% of Net Assets
Securitized	80.7%
Corporate Credit	13.9%
Treasury	3.9%
Cash and Cash Equivalents	3.4%
Other
Net Other Assets (Liabilities)	-1.9%
100%

Bloomberg Barclays U.S. 1-3 Yr. Gov./Credit Index Sector Allocation	% of Index
Treasury	61.8%
Agency	5.7%
Corporate Credit	23.6%
Non-Corporate Credit	8.9%
100%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	56.7%
Corporate Credit	20.3%
Treasury	17.5%
Government Related	2.0%
Cash and Cash Equivalents	9.7%
Other
Net Other Assets (Liabilities)	-6.2%
100%

Bloomberg Barclays U.S. Aggregate Index Sector Allocation	% of Index
Treasury	37.0%
Agency	1.9%
Agency RMBS/CMBS	29.9%
Corporate Credit	25.3%
Non-Corporate Credit	5.3%
Asset-Backed Securities	0.6%
100%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 49

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2017 (Unaudited)

Diamond Hill Corporate Credit Fund
Sector Allocation	% of Net Assets
Financial Services	17.9%
Basic Industry	8.9%
Media	8.7%
Telecommunications	7.1%
Technology & Electronics	6.8%
Banking	6.5%
Real Estate	4.2%
Retail	4.2%
Leisure	4.1%
Health Care	3.6%
Energy	3.4%
Insurance	3.2%
Transportation	3.1%
Services	3.1%
Consumer Goods	1.9%
Cash and Cash Equivalents	16.4%
Other
Collateralized Debt Obligations	0.2%
Net Other Assets (Liabilities)	-3.3%
100%

BofA ML U.S. Corporate & High Yield Index Sector Allocation	% of Index
Financial Services	2.6%
Basic Industry	5.6%
Media	4.8%
Telecommunications	5.6%
Technology & Electronics	7.3%
Banking	19.0%
Real Estate	2.0%
Retail	3.7%
Leisure	1.0%
Health Care	9.1%
Energy	11.8%
Insurance	3.7%
Transportation	2.0%
Services	1.8%
Consumer Goods	5.6%
Utilities	6.9%
Capital Goods	4.9%
Automotive	2.6%
100%

Diamond Hill High Yield Fund
Sector Allocation	% of Net Assets
Financial Services	19.5%
Energy	9.3%
Technology & Electronics	8.9%
Health Care	6.3%
Retail	6.2%
Basic Industry	5.7%
Media	4.6%
Telecommunications	4.5%
Banking	4.3%
Transportation	3.6%
Real Estate	3.6%
Leisure	3.5%
Consumer Goods	3.1%
Services	2.8%
Consumer	2.5%
Auto Loan	1.3%
Equipment	1.0%
Non Agency CMBS	0.9%
ABS - Other	0.7%
Insurance	0.4%
Non Agency MBS CMO	0.4%
Cash and Cash Equivalents	12.9%
Other
Net Other Assets (Liabilities)	-6.0%
100%

BofA ML U.S. High Yield Index Sector Allocation	% of Index
Financial Services	3.8%
Energy	13.5%
Technology & Electronics	6.1%
Health Care	10.0%
Retail	4.9%
Basic Industry	12.2%
Media	11.4%
Telecommunications	10.2%
Banking	3.4%
Transportation	0.9%
Real Estate	0.6%
Leisure	4.5%
Consumer Goods	2.6%
Services	5.1%
Capital Goods	5.5%
Utilities	2.4%
Automotive	2.1%
Insurance	0.8%
100%

50 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 51

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2017 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Total investment securities, at cost	$1,282,392,591	$2,205,684,434	$112,910,095
Investment securities, at fair value — including $145,141,378, $179,463,153, $15,027,800, $123,313,935, $10,296,900, $1,258,876,663, $17,139,054, $8,924,787, $197,042,397 and $2,632,117 of securities loaned	$1,708,126,510	$2,576,239,974	$120,964,227
Investments in affiliated funds, at fair value (cost $63,496,955, $41,244,846, $821,188, $—, $2,771,055, $71,682,034, $—, $— and $—)	63,773,657	41,431,095	825,457
Cash deposits with custodian for securities sold short	—	—	—
Receivable for fund shares issued	1,001,415	1,479,772	1,038,761
Receivable for dividends and interest	1,845,111	3,310,992	118,395
Receivable for investments sold	804,007	—	300,304
Prepaid expenses and other assets	17,470	10,700	237
Total Assets	1,775,568,170	2,622,472,533	123,247,381

Liabilities
Securities sold short, at fair value (proceeds $—, $—, $—, $—, $—, $1,120,667,554, $12,151,568, $3,620,859, $— and $—)	—	—	—
Payable for securities purchased	—	—	—
Payable for expenses and fees on securities sold short	—	—	—
Payable for fund shares redeemed	6,041,040	1,070,680	75,054
Payable for return of collateral received	154,812,326	181,718,896	15,206,032
Payable to Investment Advisor	1,059,127	1,501,224	51,434
Payable to Administrator	237,661	283,843	13,887
Accrued distribution and service fees	119,601	85,800	4,982
Payable to accountant and custodian	—	—	—
Total Liabilities	162,269,755	184,660,443	15,351,389

Net Assets	$1,613,298,415	$2,437,812,090	$107,895,992

Components of Net Assets
Paid-in Capital	$1,148,567,713	$2,007,202,101	$98,275,387
Accumulated net investment income (loss)	(1,148,955)	4,365,727	247,103
Accumulated net realized gains (losses) from investment transactions	39,869,036	55,502,473	1,315,101
Net unrealized appreciation (depreciation) on investments	426,010,621	370,741,789	8,058,401
Net unrealized appreciation on translation of foreign currencies	—	—	—
Net Assets	$1,613,298,415	$2,437,812,090	$107,895,992
Net Assets
Class A Shares	$387,877,537	$255,292,939	$24,637,669
Class C Shares	$48,606,171	$40,196,038	$—
Class I Shares	$956,784,071	$1,066,017,512	$52,257,969
Class Y Shares	$220,030,636	$1,076,305,601	$31,000,354
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	11,093,155	11,651,584	1,883,188
Class C Shares	1,583,602	1,990,431	—
Class I Shares	26,948,182	48,123,005	3,978,124
Class Y Shares	6,191,236	48,473,829	2,353,911
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$34.97	$21.91	$13.08
Class C Shares(A)	$30.69	$20.19	$—
Class I Shares	$35.50	$22.15	$13.14
Class Y Shares	$35.54	$22.20	$13.17
Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$36.81	$23.06	$13.77

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

52 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Large Cap Fund	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Short Duration Total Return Fund	Core Bond Fund

$3,965,848,956	$126,387,882	$4,882,332,371	$70,642,634	$36,603,907	$275,675,492	$45,500,460
$5,136,431,596	$151,339,101	$5,914,753,191	$79,072,588	$40,966,548	$276,631,557	$45,096,972
—	2,784,585	72,069,381	—	—	—	—
—	—	1,354,214,338	14,725,818	4,846,354	—	—
7,822,219	160,241	7,311,500	123,360	44,084	200,000	19,280
3,823,108	60,341	3,153,180	91,874	55,883	907,166	184,420
13,405,053	180,153	47,338,447	574,773	—	113,740	—
6	890	19,084	48	1,864	—	—
5,161,481,982	154,525,311	7,398,859,121	94,588,461	45,914,733	277,852,463	45,300,672

—	—	1,337,839,379	14,452,410	4,568,230	—	—
13,868,578	—	20,544,218	371,979	139,890	2,027,136	100,000
—	—	1,452,730	12,902	4,980	—	—
3,731,948	69,084	3,919,816	13,225	1,775	20,556	—
126,248,972	10,227,127	1,279,914,573	17,412,687	9,117,249	4,168,428	2,715,055
1,952,668	84,086	3,491,838	47,834	24,602	77,009	10,456
695,467	21,063	699,353	8,152	5,081	20,730	3,891
340,292	12,019	187,578	3,913	3,220	334	587
—	—	13,270	—	—	—	—
146,837,925	10,413,379	2,648,062,755	32,323,102	13,865,027	6,314,193	2,829,989

$5,014,644,057	$144,111,932	$4,750,796,366	$62,265,359	$32,049,706	$271,538,270	$42,470,683

$3,687,709,452	$129,230,966	$3,822,192,756	$55,251,160	$30,177,322	$270,265,591	$42,962,506
26,267,433	392,747	(2,334,433)	(52,164)	187,629	(139,983)	(29,218)
130,084,532	(10,476,530)	115,301,701	937,220	(1,730,515)	456,597	(59,117)
1,170,582,640	24,964,749	815,636,342	6,129,112	3,415,270	956,065	(403,488)
—	—	—	31	—	—	—
$5,014,644,057	$144,111,932	$4,750,796,366	$62,265,359	$32,049,706	$271,538,270	$42,470,683

$1,241,535,631	$13,544,327	$398,371,482	$7,562,375	$8,534,498	$1,901,970	$2,894,177
$105,536,780	$11,037,056	$125,605,221	$2,978,305	$1,855,780	$—	$—
$2,901,402,248	$99,881,852	$3,972,678,097	$35,373,546	$21,659,428	$35,249,640	$9,260,558
$766,169,398	$19,648,697	$254,141,566	$16,351,133	$—	$234,386,660	$30,315,948

49,208,277	954,733	15,463,962	326,757	368,401	188,047	293,710
4,413,235	821,145	5,417,010	134,600	87,324	—	—
114,164,565	7,000,845	150,822,367	1,513,783	932,205	3,485,046	939,600
30,118,180	1,374,560	9,606,628	698,808	—	23,168,714	3,075,634

$25.23	$14.19	$25.76	$23.14	$23.17	$10.11	$9.85
$23.91	$13.44	$23.19	$22.13	$21.25	$—	$—
$25.41	$14.27	$26.34	$23.37	$23.23	$10.11	$9.86
$25.44	$14.29	$26.45	$23.40	$—	$10.12	$9.86

5.00%	5.00%	5.00%	5.00%	5.00%	2.25%	3.50%
$26.56	$14.94	$27.12	$24.36	$24.39	$10.34	$10.21

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 53

Diamond Hill Funds
Statements of Assets & Liabilities (Continued)
June 30, 2017 (Unaudited)

	Corporate Credit Fund	High Yield Fund
Assets
Total investment securities, at cost	$602,337,012	$27,929,245
Investment securities, at fair value — including $26,002,173 and $15,429,386 of securities loaned	$610,476,529	$28,752,401
Investments in affiliated funds, at fair value (cost $21,475,015 and $—)	21,632,435	—
Receivable for fund shares issued	781,859	9,000
Receivable for dividends and interest	9,863,708	436,030
Prepaid expenses and other assets	6,211	—
Total Assets	642,760,742	29,197,431

Liabilities
Cash overdraft	1,780,443	—
Payable for securities purchased	1,020,083	15,978
Payable for fund shares redeemed	382,763	—
Payable for return of collateral received	27,089,968	2,031,923
Payable to Investment Advisor	225,421	11,014
Payable to Administrator	92,791	2,839
Accrued distribution and service fees	40,149	57
Payable to accountant and custodian	2	—
Total Liabilities	30,631,620	2,061,811

Net Assets	$612,129,122	$27,135,620

Components of Net Assets
Paid-in Capital	$603,633,918	$25,681,790
Accumulated net investment income	270,736	3,249
Accumulated net realized gains (losses) from investment transactions	(72,469)	627,425
Net unrealized appreciation on investments	8,296,937	823,156
Net Assets	$612,129,122	$27,135,620
Net Assets
Class A Shares	$82,539,769	$278,535
Class C Shares	$27,884,197	$—
Class I Shares	$478,034,395	$12,945,843
Class Y Shares	$23,670,761	$13,911,242
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	7,248,245	25,276
Class C Shares	2,457,083	—
Class I Shares	42,120,800	1,174,624
Class Y Shares	2,086,682	1,262,547
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.39	$11.02
Class C Shares(A)	$11.35	$—
Class I Shares	$11.35	$11.02
Class Y Shares	$11.34	$11.02
Maximum Offering Price
Maximum sales charge — Class A Shares	3.50%	3.50%
(100%/(100%-maximum sales charge) of net asset value	$11.80	$11.42

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

54 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2017 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	All Cap Select Fund
Investment Income
Dividends	$9,972,115	$15,713,547	$563,178	$43,258,963	$897,710
Income distributions from affiliated investments	1,042,305	677,142	13,491	—	45,511
Securities lending income	170,542	264,095	17,727	249,451	5,506
Foreign taxes withheld	(50,138)	(53,611)	(1,019)	—	—
Total Investment Income	11,134,824	16,601,173	593,377	43,508,414	948,727

Expenses
Investment advisory fees	6,786,336	8,929,057	254,504	11,064,635	504,402
Administration fees	1,602,121	1,801,859	70,804	4,131,955	132,977
Distribution fees — Class A	512,734	337,278	22,866	1,531,647	18,463
Distribution and service fees — Class C	256,722	209,820	—	505,756	59,355
Other fees	2,017	7,090	1,419	10,170	1,515
Total Expenses	9,159,930	11,285,104	349,593	17,244,163	716,712
Investment advisory fees waived by Advisor	(109,241)	(70,970)	(1,414)	—	(4,770)
Net Expenses	9,050,689	11,214,134	348,179	17,244,163	711,942

Net Investment Income	2,084,135	5,387,039	245,198	26,264,251	236,785

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on security sales	63,334,579	51,330,327	1,194,905	106,315,080	5,815,192
Net change in unrealized appreciation (depreciation) on investments	(35,311,151)	27,109,143	1,299,038	265,211,949	2,854,296
Net Realized and Unrealized Gains on Investments	28,023,428	78,439,470	2,493,943	371,527,029	8,669,488

Change in Net Assets from Operations	$30,107,563	$83,826,509	$2,739,141	$397,791,280	$8,906,273

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 55

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2017 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Short Duration Total Return Fund	Core Bond Fund
Investment Income
Dividends	$34,211,281	$314,321	$295,124	$49,929	$9,376
Income distributions from affiliated investments	1,177,889	—	—	—	—
Interest	—	60,963	—	4,390,997	559,625
Securities lending income	619,620	13,409	7,997	6,388	2,637
Foreign taxes withheld	(91,790)	(3,146)	(1,077)	—	—
Total Investment Income	35,917,000	385,547	302,044	4,447,314	571,638

Expenses
Investment advisory fees	20,719,423	271,570	151,932	422,240	60,921
Administration fees	4,357,029	47,896	32,865	118,099	24,042
Distribution fees — Class A	540,610	7,999	11,482	677	3,135
Distribution and service fees — Class C	691,164	13,496	8,827	—	—
Other fees	—	5,137	1,270	1,626	987
Dividend expense on securities sold short	12,065,644	103,120	80,071	—	—
Brokerage expenses on securities sold short	—	—	—	—	—
Total Expenses	38,373,870	449,218	286,447	542,642	89,085
Investment advisory fees waived by Advisor	(122,437)	—	—	—	—
Net Expenses	38,251,433	449,218	286,447	542,642	89,085

Net Investment Income (Loss)	(2,334,433)	(63,671)	15,597	3,904,672	482,553

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	125,717,847	2,975,436	1,352,399	568,718	(27,658)
Net realized losses on closed short positions	(43,736,627)	(1,058,634)	(76,272)	—	—
Net realized losses on foreign currency transactions	—	(2,015)	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	76,972,801	2,532,203	187,619	1,536,456	708,518
Net Realized and Unrealized Gains on Investments	158,954,021	4,446,990	1,463,746	2,105,174	680,860

Change in Net Assets from Operations	$156,619,588	$4,383,319	$1,479,343	$6,009,846	$1,163,413

See accompanying Notes to Financial Statements.

56 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2017 (Unaudited)

	Corporate Credit Fund	High Yield Fund
Investment Income
Dividends	$227,910	$6,796
Income distributions from affiliated investments	323,998	—
Interest	16,649,248	1,046,198
Securities lending income	102,845	8,304
Total Investment Income	17,304,001	1,061,298

Expenses
Investment advisory fees	1,298,791	76,103
Administration fees	559,025	23,451
Distribution fees — Class A	99,308	293
Distribution and service fees — Class C	144,074	—
Other fees	2,382	1,258
Total Expenses	2,103,580	101,105
Investment advisory fees waived by Advisor	(33,349)	—
Net Expenses	2,070,231	101,105

Net Investment Income	15,233,770	960,193

Realized and Unrealized Gains on Investments
Net realized gains on security sales	1,005,522	626,471
Net change in unrealized appreciation (depreciation) on investments	12,189,593	441,047
Net Realized and Unrealized Gains on Investments	13,195,115	1,067,518

Change in Net Assets from Operations	$28,428,885	$2,027,711

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 57

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
From Operations
Net investment income	$2,084,135	$3,592,807	$5,387,039	$6,968,028
Net realized gains (losses) on security sales	63,334,579	(8,065,426)	51,330,327	31,870,243
Net change in unrealized appreciation (depreciation) on investments	(35,311,151)	242,943,587	27,109,143	297,959,119
Change in Net Assets from Operations	30,107,563	238,470,968	83,826,509	336,797,390

Distributions to Shareholders
From net investment income:
Class A	—	—	—	(161,619)
Class C	—	—	—	—
Class I	—	(2,294,721)	—	(3,246,570)
Class Y	—	(641,703)	—	(3,756,813)
From net realized gains on investments
Class A	—	(10,925,906)	—	(4,780,960)
Class C	—	(1,526,538)	—	(769,671)
Class I	—	(26,235,567)	—	(16,486,738)
Class Y	—	(5,327,247)	—	(15,751,165)
Change in Net Assets from Distributions to Shareholders	—	(46,951,682)	—	(44,953,536)
Change in net assets from capital transactions	(206,652,458)	(56,335,642)	45,351,966	718,023,706

Total Change in Net Assets	(176,544,895)	135,183,644	129,178,475	1,009,867,560

Net Assets:
Beginning of period	1,789,843,310	1,654,659,666	2,308,633,615	1,298,766,055
End of period	$1,613,298,415	$1,789,843,310	$2,437,812,090	$2,308,633,615
Accumulated Net Investment Income (Loss)	$(1,148,955)	$(3,233,090)	$4,365,727	$(1,021,312)

See accompanying Notes to Financial Statements.

58 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
Capital Transactions
Class A
Proceeds from shares sold	$22,256,156	$82,726,159	$20,142,488	$137,436,730
Reinvested distributions	—	9,626,149	—	4,814,331
Payments for shares redeemed	(81,008,621)	(194,313,737)	(63,271,768)	(54,770,817)
Change in Net Assets from Class A Share Transactions	(58,752,465)	(101,961,429)	(43,129,280)	87,480,244
Class C
Proceeds from shares sold	810,387	3,070,068	2,368,918	11,927,045
Reinvested distributions	—	1,437,120	—	685,334
Payments for shares redeemed	(7,531,340)	(12,977,068)	(6,330,100)	(8,368,229)
Change in Net Assets from Class C Share Transactions	(6,720,953)	(8,469,880)	(3,961,182)	4,244,150
Class I
Proceeds from shares sold	123,032,216	305,649,831	163,124,481	493,904,960
Reinvested distributions	—	25,565,584	—	17,836,161
Payments for shares redeemed	(258,602,270)	(250,813,602)	(149,580,065)	(126,982,487)
Change in Net Assets from Class I Share Transactions	(135,570,054)	80,401,813	13,544,416	384,758,634
Class Y
Proceeds from shares sold	42,891,782	38,612,554	166,457,124	352,897,660
Reinvested distributions	—	5,947,579	—	18,948,994
Payments for shares redeemed	(48,500,768)	(70,866,279)	(87,559,112)	(130,305,976)
Change in Net Assets from Class Y Share Transactions	(5,608,986)	(26,306,146)	78,898,012	241,540,678
Change in net assets from capital transactions:	$(206,652,458)	$(56,335,642)	$45,351,966	$718,023,706
Share Transactions:
Class A
Issued	640,853	2,657,309	929,592	7,708,176
Reinvested	—	279,180	—	226,878
Redeemed	(2,332,058)	(6,105,481)	(2,903,594)	(2,844,030)
Change in shares outstanding	(1,691,205)	(3,168,992)	(1,974,002)	5,091,024
Class C
Issued	26,427	111,230	118,612	684,485
Reinvested	—	47,289	—	34,931
Redeemed	(246,758)	(458,259)	(315,986)	(463,491)
Change in shares outstanding	(220,331)	(299,740)	(197,374)	255,925
Class I
Issued	3,489,898	9,588,524	7,452,795	25,767,686
Reinvested	—	729,929	—	830,989
Redeemed	(7,332,024)	(7,733,812)	(6,811,069)	(6,573,142)
Change in shares outstanding	(3,842,126)	2,584,641	641,726	20,025,533
Class Y
Issued	1,206,698	1,195,701	7,571,864	18,030,889
Reinvested	—	169,596	—	880,672
Redeemed	(1,373,542)	(2,090,065)	(3,986,834)	(6,655,846)
Change in shares outstanding	(166,844)	(724,768)	3,585,030	12,255,715
Change in total shares outstanding	(5,920,506)	(1,608,859)	2,055,380	37,628,197

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 59

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
From Operations
Net investment income	$245,198	$212,456	$26,264,251	$48,653,773
Net realized gains on security sales	1,194,905	449,461	106,315,080	212,473,672
Net change in unrealized appreciation (depreciation) on investments	1,299,038	5,916,156	265,211,949	264,890,441
Change in Net Assets from Operations	2,739,141	6,578,073	397,791,280	526,017,886

Distributions to Shareholders
From net investment income:
Class A	—	(10,415)	—	(12,062,582)
Class C	—	—	—	(429,502)
Class I	—	(111,394)	—	(28,190,303)
Class Y	—	(98,452)	—	(9,297,263)
From net realized gains on investments
Class A	—	(35,783)	—	(58,242,648)
Class C	—	—	—	(5,004,267)
Class I	—	(120,917)	—	(106,332,727)
Class Y	—	(109,823)	—	(32,620,990)
Change in Net Assets from Distributions to Shareholders	—	(486,784)	—	(252,180,282)
Change in net assets from capital transactions	46,340,117	34,151,971	539,131,165	363,471,164

Total Change in Net Assets	49,079,258	40,243,260	936,922,445	637,308,768

Net Assets:
Beginning of period	58,816,734	18,573,474	4,077,721,612	3,440,412,844
End of period	$107,895,992	$58,816,734	$5,014,644,057	$4,077,721,612
Accumulated Net Investment Income	$247,103	$1,905	$26,267,433	$3,182

See accompanying Notes to Financial Statements.

60 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
Capital Transactions
Class A
Proceeds from shares sold	$20,573,518	$4,617,678	$131,912,112	$141,843,093
Reinvested distributions	—	46,198	—	68,923,795
Payments for shares redeemed	(3,605,213)	(1,353,700)	(158,306,491)	(253,327,738)
Change in Net Assets from Class A Share Transactions	16,968,305	3,310,176	(26,394,379)	(42,560,850)
Class C
Proceeds from shares sold	—	—	12,142,079	16,913,035
Reinvested distributions	—	—	—	5,175,794
Payments for shares redeemed	—	(78,724)	(11,188,961)	(16,772,131)
Change in Net Assets from Class C Share Transactions	—	(78,724)	953,118	5,316,698
Class I
Proceeds from shares sold	24,349,751	23,333,994	870,723,313	637,477,723
Reinvested distributions	—	203,333	—	118,085,012
Payments for shares redeemed	(1,524,022)	(1,279,590)	(339,548,112)	(555,292,097)
Change in Net Assets from Class I Share Transactions	22,825,729	22,257,737	531,175,201	200,270,638
Class Y
Proceeds from shares sold	6,770,214	9,057,474	113,006,328	265,700,272
Reinvested distributions	—	44,343	—	40,721,952
Payments for shares redeemed	(224,131)	(439,035)	(79,609,103)	(105,977,546)
Change in Net Assets from Class Y Share Transactions	6,546,083	8,662,782	33,397,225	200,444,678
Change in net assets from capital transactions:	$46,340,117	$34,151,971	$539,131,165	$363,471,164
Share Transactions:
Class A
Issued	1,574,438	413,781	5,454,697	6,452,067
Reinvested	—	3,658	—	2,933,532
Redeemed	(279,258)	(117,091)	(6,482,289)	(11,485,212)
Change in shares outstanding	1,295,180	300,348	(1,027,592)	(2,099,613)
Class C
Issued	—	—	523,467	801,500
Reinvested	—	—	—	232,338
Redeemed	—	(7,311)	(481,887)	(788,954)
Change in shares outstanding	—	(7,311)	41,580	244,884
Class I
Issued	1,874,827	2,000,164	35,009,952	28,962,246
Reinvested	—	16,048	—	4,990,123
Redeemed	(117,260)	(106,440)	(13,801,620)	(24,655,187)
Change in shares outstanding	1,757,567	1,909,772	21,208,332	9,297,182
Class Y
Issued	522,606	762,252	4,632,755	11,753,419
Reinvested	—	3,491	—	1,719,340
Redeemed	(17,199)	(40,385)	(3,244,019)	(4,712,526)
Change in shares outstanding	505,407	725,358	1,388,736	8,760,233
Change in total shares outstanding	3,558,154	2,928,167	21,611,056	16,202,686

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 61

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
From Operations
Net investment income (loss)	$236,785	$156,022	$(2,334,433)	$(6,432,934)
Net realized gains (losses) on security sales	5,815,192	(8,063,135)	125,717,847	246,421,475
Net realized gains (losses) on closed short positions	—	—	(43,736,627)	(38,448,173)
Net change in unrealized appreciation (depreciation) on investments	2,854,296	20,640,227	76,972,801	224,056,947
Change in Net Assets from Operations	8,906,273	12,733,114	156,619,588	425,597,315

Distributions to Shareholders
From net investment income:
Class A	—	—	—	(10)
Class I	—	(92,446)	—	—
Class Y	—	(38,022)	—	—
From net realized gains on investments
Class A	—	(190,538)	—	(15,593,899)
Class C	—	(162,678)	—	(5,373,676)
Class I	—	(1,160,985)	—	(116,909,432)
Class Y	—	(228,777)	—	(7,433,997)
Change in Net Assets from Distributions to Shareholders	—	(1,873,446)	—	(145,311,014)
Change in net assets from capital transactions	(3,675,171)	(22,750,290)	171,330,280	(270,142,790)

Total Change in Net Assets	5,231,102	(11,890,622)	327,949,868	10,143,511

Net Assets:
Beginning of period	138,880,830	150,771,452	4,422,846,498	4,412,702,987
End of period	$144,111,932	$138,880,830	$4,750,796,366	$4,422,846,498
Accumulated Net Investment Income (Loss)	$392,747	$155,962	$(2,334,433)	$—

See accompanying Notes to Financial Statements.

62 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
Capital Transactions
Class A
Proceeds from shares sold	$1,045,730	$3,872,392	$35,558,950	$54,997,688
Reinvested distributions	—	178,187	—	14,062,511
Payments for shares redeemed	(3,371,365)	(32,508,715)	(112,000,897)	(206,653,955)
Change in Net Assets from Class A Share Transactions	(2,325,635)	(28,458,136)	(76,441,947)	(137,593,756)
Class C
Proceeds from shares sold	545,035	1,275,335	1,799,178	5,072,700
Reinvested distributions	—	129,734	—	4,579,503
Payments for shares redeemed	(2,460,750)	(4,866,592)	(25,753,236)	(42,002,803)
Change in Net Assets from Class C Share Transactions	(1,915,715)	(3,461,523)	(23,954,058)	(32,350,600)
Class I
Proceeds from shares sold	13,575,239	47,461,808	682,130,860	1,015,927,229
Reinvested distributions	—	1,214,313	—	89,893,554
Payments for shares redeemed	(12,979,961)	(45,514,745)	(428,544,075)	(1,126,573,761)
Change in Net Assets from Class I Share Transactions	595,278	3,161,376	253,586,785	(20,752,978)
Class Y
Proceeds from shares sold	1,666,035	10,322,075	33,287,430	39,268,624
Reinvested distributions	—	261,984	—	3,706,643
Payments for shares redeemed	(1,695,134)	(4,576,066)	(15,147,930)	(122,420,723)
Change in Net Assets from Class Y Share Transactions	(29,099)	6,007,993	18,139,500	(79,445,456)
Change in net assets from capital transactions:	$(3,675,171)	$(22,750,290)	$171,330,280	$(270,142,790)
Share Transactions:
Class A
Issued	75,301	331,520	1,390,831	2,327,321
Reinvested	—	13,297	—	561,377
Redeemed	(241,719)	(2,754,485)	(4,395,463)	(8,785,523)
Change in shares outstanding	(166,418)	(2,409,668)	(3,004,632)	(5,896,825)
Class C
Issued	41,205	110,096	78,066	238,048
Reinvested	—	10,175	—	202,275
Redeemed	(186,733)	(421,158)	(1,117,460)	(1,944,220)
Change in shares outstanding	(145,528)	(300,887)	(1,039,394)	(1,503,897)
Class I
Issued	971,523	4,078,226	26,108,767	42,181,173
Reinvested	—	90,159	—	3,515,585
Redeemed	(924,325)	(3,786,713)	(16,424,792)	(46,897,707)
Change in shares outstanding	47,198	381,672	9,683,975	(1,200,949)
Class Y
Issued	118,489	869,935	1,268,893	1,602,705
Reinvested	—	19,413	—	144,396
Redeemed	(119,079)	(376,896)	(579,558)	(5,037,950)
Change in shares outstanding	(590)	512,452	689,335	(3,290,849)
Change in total shares outstanding	(265,338)	(1,816,431)	6,329,284	(11,892,520)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 63

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
From Operations
Net investment income (loss)	$(63,671)	$(1,003)	$15,597	$91,341
Net realized gains on security sales	2,975,436	1,719,569	1,352,399	2,938,910
Net realized losses on closed short positions	(1,058,634)	(724,217)	(76,272)	(42,723)
Net realized losses on foreign currency transactions	(2,015)	(301)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,532,203	3,123,154	187,619	2,686,576
Change in Net Assets from Operations	4,383,319	4,117,202	1,479,343	5,674,104

Distributions to Shareholders
From net investment income:
Class A	—	—	—	—
Class I	—	—	—	—
Class Y	—	—	—	—
From net realized gains on investments
Class A	—	(30,845)	—	—
Class C	—	(23,939)	—	—
Class I	—	(200,584)	—	—
Class Y	—	(123,757)	—	—
Change in Net Assets from Distributions to Shareholders	—	(379,125)	—	—
Change in net assets from capital transactions	6,390,310	(7,451,444)	(1,822,190)	(698,018)

Total Change in Net Assets	10,773,629	(3,713,367)	(342,847)	4,976,086

Net Assets:
Beginning of period	51,491,730	55,205,097	32,392,553	27,416,467
End of period	$62,265,359	$51,491,730	$32,049,706	$32,392,553
Accumulated Net Investment Income (Loss)	$(52,164)	$13,522	$187,629	$172,032

See accompanying Notes to Financial Statements.

64 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016
Capital Transactions
Class A
Proceeds from shares sold	$4,130,614	$1,486,960	$902,324	$735,530
Reinvested distributions	—	30,298	—	—
Payments for shares redeemed	(1,176,684)	(6,134,350)	(2,930,576)	(3,083,093)
Change in Net Assets from Class A Share Transactions	2,953,930	(4,617,092)	(2,028,252)	(2,347,563)
Class C
Proceeds from shares sold	871,552	337,050	115,324	26,637
Reinvested distributions	—	22,545	—	—
Payments for shares redeemed	(1,094,368)	(2,675,528)	(50,250)	(416,121)
Change in Net Assets from Class C Share Transactions	(222,816)	(2,315,933)	65,074	(389,484)
Class I
Proceeds from shares sold	7,789,347	9,265,199	1,545,132	6,274,914
Reinvested distributions	—	199,412	—	—
Payments for shares redeemed	(2,391,059)	(10,164,233)	(1,404,144)	(4,235,885)
Change in Net Assets from Class I Share Transactions	5,398,288	(699,622)	140,988	2,039,029
Class Y
Proceeds from shares sold	255,389	3,053,268	—	—
Reinvested distributions	—	43,120	—	—
Payments for shares redeemed	(1,994,481)	(2,915,185)	—	—
Change in Net Assets from Class Y Share Transactions	(1,739,092)	181,203	—	—
Change in net assets from capital transactions:	$6,390,310	$(7,451,444)	$(1,822,190)	$(698,018)
Share Transactions:
Class A
Issued	185,077	74,189	40,033	38,076
Reinvested	—	1,413	—	—
Redeemed	(52,482)	(319,805)	(131,284)	(156,225)
Change in shares outstanding	132,595	(244,203)	(91,251)	(118,149)
Class C
Issued	40,659	17,469	5,570	1,459
Reinvested	—	1,095	—	—
Redeemed	(51,213)	(140,871)	(2,436)	(24,053)
Change in shares outstanding	(10,554)	(122,307)	3,134	(22,594)
Class I
Issued	343,441	465,598	67,726	363,822
Reinvested	—	9,224	—	—
Redeemed	(106,097)	(520,536)	(62,347)	(233,586)
Change in shares outstanding	237,344	(45,714)	5,379	130,236
Class Y
Issued	11,160	146,533	—	—
Reinvested	—	1,993	—	—
Redeemed	(86,919)	(145,874)	—	—
Change in shares outstanding	(75,759)	2,652	—	—
Change in total shares outstanding	283,626	(409,572)	(82,738)	(10,507)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 65

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Total Return Fund		Core Bond Fund
	For the six months ended June 30, 2017 (Unaudited)	For the period July 5, 2016 through December 31, 2016(A)	For the six months ended June 30, 2017 (Unaudited)	For the period July 5, 2016 through December 31, 2016(A)
From Operations
Net investment income	$3,904,672	$1,566,326	$482,553	$277,147
Net realized gains (losses) on security sales	568,718	40,209	(27,658)	(2,090)
Net change in unrealized appreciation (depreciation) on investments	1,536,456	(580,391)	708,518	(1,112,006)
Change in Net Assets from Operations	6,009,846	1,026,144	1,163,413	(836,949)

Distributions to Shareholders
From net investment income:
Class A	(9,511)	(1,189)	(28,392)	(7,061)
Class I	(388,533)	(65,023)	(106,621)	(31,299)
Class Y	(3,685,122)	(1,613,933)	(381,542)	(263,372)
Change in Net Assets from Distributions to Shareholders	(4,083,166)	(1,680,145)	(516,555)	(301,732)

Change in net assets from capital transactions	72,155,128	198,110,463	2,140,311	40,822,195

Total Change in Net Assets	74,081,808	197,456,462	2,787,169	39,683,514

Net Assets:
Beginning of period	197,456,462	—	39,683,514	—
End of period	$271,538,270	$197,456,462	$42,470,683	$39,683,514
Accumulated Net Investment Income (Loss)	$(139,983)	$38,511	$(29,218)	$4,784

(A)	Inception date of the Fund is July 5, 2016.

See accompanying Notes to Financial Statements.

66 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Total Return Fund		Core Bond Fund
	For the six months ended June 30, 2017 (Unaudited)	For the period July 5, 2016 through December 31, 2016(A)	For the six months ended June 30, 2017 (Unaudited)	For the period July 5, 2016 through December 31, 2016(A)
Capital Transactions
Class A
Proceeds from shares sold	$1,756,180	$228,084	$791,350	$2,216,556
Reinvested distributions	8,541	1,189	28,392	7,061
Payments for shares redeemed	(86,534)	(5,926)	(147,067)	(11,897)
Change in Net Assets from Class A Share Transactions	1,678,187	223,347	672,675	2,211,720
Class I
Proceeds from shares sold	29,549,102	14,718,632	1,170,710	8,234,987
Reinvested distributions	328,210	41,870	106,212	31,219
Payments for shares redeemed	(9,507,054)	(11,054)	(182,523)	(93,888)
Change in Net Assets from Class I Share Transactions	20,370,258	14,749,448	1,094,399	8,172,318
Class Y
Proceeds from shares sold	58,970,006	194,969,190	48,524	30,174,797
Reinvested distributions	3,685,122	1,613,934	381,542	263,372
Payments for shares redeemed	(12,548,445)	(13,445,456)	(56,829)	(12)
Change in Net Assets from Class Y Share Transactions	50,106,683	183,137,668	373,237	30,438,157
Change in net assets from capital transactions:	$72,155,128	$198,110,463	$2,140,311	$40,822,195
Share Transactions:
Class A
Issued	173,610	22,616	80,773	225,529
Reinvested	846	118	2,898	727
Redeemed	(8,554)	(589)	(14,991)	(1,226)
Change in shares outstanding	165,902	22,145	68,680	225,030
Class I
Issued	2,926,500	1,462,998	119,345	834,521
Reinvested	32,545	4,167	10,846	3,203
Redeemed	(940,064)	(1,100)	(18,647)	(9,668)
Change in shares outstanding	2,018,981	1,466,065	111,544	828,056
Class Y
Issued	5,855,159	19,367,392	4,980	3,010,931
Reinvested	365,443	160,459	38,966	26,622
Redeemed	(1,243,116)	(1,336,623)	(5,864)	(1)
Change in shares outstanding	4,977,486	18,191,228	38,082	3,037,552
Change in total shares outstanding	7,162,369	19,679,438	218,306	4,090,638

(A)	Inception date of the Fund is July 5, 2016.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the period January 4, 2016 (commencement of operations) to December 31, 2016
From Operations
Net investment income	$15,233,770	$25,250,580	$960,193	$1,629,135
Net realized gains on security sales	1,005,522	9,834,572	626,471	670,845
Net change in unrealized appreciation (depreciation) on investments	12,189,593	13,026,361	441,047	1,137,651
Change in Net Assets from Operations	28,428,885	48,111,513	2,027,711	3,437,631

Distributions to Shareholders
From net investment income:
Class A	(2,033,167)	(3,244,981)	(7,451)	(7,838)
Class C	(619,765)	(1,398,487)	—	—
Class I	(12,122,061)	(19,773,115)	(607,561)	(1,111,827)
Class Y	(631,208)	(1,059,453)	(356,720)	(499,109)
From net realized gains on investments
Class A	—	(40,897)	—	(3,755)
Class C	—	(17,233)	—	—
Class I	—	(237,746)	—	(495,683)
Class Y	—	(12,378)	—	(166,026)
Change in Net Assets from Distributions to Shareholders	(15,406,201)	(25,784,290)	(971,732)	(2,284,238)

Change in net assets from capital transactions	65,648,795	177,592,644	(5,846,092)	20,629,308

Total Change in Net Assets	78,671,479	199,919,867	(4,790,113)	21,782,701

Net Assets:
Beginning of period	533,457,643	333,537,776	31,925,733	10,143,032
End of period	$612,129,122	$533,457,643	$27,135,620	$31,925,733
Accumulated Net Investment Income	$270,736	$443,167	$3,249	$14,788

See accompanying Notes to Financial Statements.

68 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the six months ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (Unaudited)	For the period January 4, 2016 (commencement of operations) to December 31, 2016
Capital Transactions
Class A
Proceeds from shares sold	$23,908,333	$51,156,932	$109,678	$93,130
Reinvested distributions	1,800,814	2,805,818	7,451	11,593
Payments for shares redeemed	(16,021,847)	(30,218,241)	(30,801)	(679)
Change in Net Assets from Class A Share Transactions	9,687,300	23,744,509	86,328	104,044
Class C
Proceeds from shares sold	2,097,555	9,360,762	—	—
Reinvested distributions	463,844	982,602	—	—
Payments for shares redeemed	(4,955,614)	(5,849,646)	—	—
Change in Net Assets from Class C Share Transactions	(2,394,215)	4,493,718	—	—
Class I
Proceeds from shares sold	88,260,692	201,939,975	5,814,380	22,955,792
Reinvested distributions	10,830,863	18,301,131	599,520	1,579,468
Payments for shares redeemed	(42,580,728)	(73,212,519)	(18,169,720)	(1,541,848)
Change in Net Assets from Class I Share Transactions	56,510,827	147,028,587	(11,755,820)	22,993,412
Class Y
Proceeds from shares sold	2,456,259	7,771,293	5,476,140	4,147,891
Reinvested distributions	413,401	1,040,561	356,720	665,135
Payments for shares redeemed	(1,024,777)	(6,486,024)	(9,460)	(7,281,174)
Change in Net Assets from Class Y Share Transactions	1,844,883	2,325,830	5,823,400	(2,468,148)
Change in net assets from capital transactions:	$65,648,795	$177,592,644	$(5,846,092)	$20,629,308
Share Transactions:
Class A
Issued	2,119,144	4,684,422	10,052	8,818
Reinvested	159,357	257,278	684	1,086
Redeemed	(1,416,798)	(2,766,235)	(2,801)	(63)
Change in shares outstanding	861,703	2,175,465	7,935	9,841
Class C
Issued	186,353	865,290	—	—
Reinvested	41,189	90,396	—	—
Redeemed	(439,695)	(536,288)	—	—
Change in shares outstanding	(212,153)	419,398	—	—
Class I
Issued	7,840,115	18,609,874	535,287	2,226,794
Reinvested	961,479	1,682,202	55,223	148,080
Redeemed	(3,777,888)	(6,767,554)	(1,667,513)	(143,247)
Change in shares outstanding	5,023,706	13,524,522	(1,077,003)	2,231,627
Class Y
Issued	218,606	713,232	503,074	406,183
Reinvested	36,746	96,163	32,700	63,324
Redeemed	(90,725)	(603,088)	(866)	(714,368)
Change in shares outstanding	164,627	206,307	534,908	(244,861)
Change in total shares outstanding	5,837,883	16,325,692	(534,160)	1,996,607

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 69

Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$34.39	0.01	0.57	0.58	—
For the year ended December 31, 2016	$30.89	—	4.36	4.36	—
For the year ended December 31, 2015	$32.61	(0.05)	(1.17)	(1.22)	(0.09)
For the year ended December 31, 2014	$32.72	(0.11)	1.57	1.46	—
For the year ended December 31, 2013	$24.95	—	(G)	9.86	9.86	(0.03)
For the year ended December 31, 2012	$23.04	0.07	2.88	2.95	(0.09)

Class C
For the six months ended June 30, 2017 (Unaudited)	$30.30	(0.11)	0.50	0.39	—
For the year ended December 31, 2016	$27.51	(0.23)	3.88	3.65	—
For the year ended December 31, 2015	$29.23	(0.25)	(1.06)	(1.31)	—
For the year ended December 31, 2014	$29.70	(0.33)	1.43	1.10	—
For the year ended December 31, 2013	$22.94	(0.21)	9.03	8.82	—
For the year ended December 31, 2012	$21.34	(0.10)	2.65	2.55	—

Class I
For the six months ended June 30, 2017 (Unaudited)	$34.87	0.06	0.57	0.63	—
For the year ended December 31, 2016	$31.28	0.10	4.42	4.52	(0.07)
For the year ended December 31, 2015	$33.04	0.05	(1.20)	(1.15)	(0.20)
For the year ended December 31, 2014	$33.10	(0.02)	1.59	1.57	(0.06)
For the year ended December 31, 2013	$25.21	0.07	9.98	10.05	(0.10)
For the year ended December 31, 2012	$23.27	0.14	2.90	3.04	(0.15)

Class Y(H)
For the six months ended June 30, 2017 (Unaudited)	$34.89	0.08	0.57	0.65	—
For the year ended December 31, 2016	$31.29	0.13	4.43	4.56	(0.10)
For the year ended December 31, 2015	$33.05	0.12	(1.23)	(1.11)	(0.24)
For the year ended December 31, 2014	$33.09	0.03	1.60	1.63	(0.10)
For the year ended December 31, 2013	$25.20	0.12	9.97	10.09	(0.14)
For the year ended December 31, 2012	$23.27	0.20	2.88	3.08	(0.20)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)
The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(D)

—	—	$34.97	1.69	%(E)	$387,878	1.28	%(F)	1.29	%(F)	0.03%	4	%(E)
(0.86)	(0.86)	$34.39	14.10%		$439,681	1.29%		1.29%		0.00%	15%
(0.41)	(0.50)	$30.89	(3.73)%		$492,810	1.29%		1.29%		(0.15)%	17%
(1.57)	(1.57)	$32.61	4.60%		$571,941	1.30%		1.30%		(0.34)%	16%
(2.06)	(2.09)	$32.72	39.70%		$571,167	1.31%		1.31%		(0.01)%	43%
(0.95)	(1.04)	$24.95	12.88%		$390,371	1.31%		1.31%		0.30%	13%

—	—	$30.69	1.29	%(E)	$48,606	2.03	%(F)	2.04	%(F)	(0.71)%	4	%(E)
(0.86)	(0.86)	$30.30	13.25%		$54,664	2.04%		2.04%		(0.75)%	15%
(0.41)	(0.41)	$27.51	(4.47)%		$57,875	2.04%		2.04%		(0.87)%	17%
(1.57)	(1.57)	$29.23	3.86%		$51,794	2.05%		2.05%		(1.07)%	16%
(2.06)	(2.06)	$29.70	38.64%		$46,476	2.06%		2.06%		(0.76)%	43%
(0.95)	(0.95)	$22.94	12.04%		$29,917	2.06%		2.06%		(0.45)%	13%

—	—	$35.50	1.81	%(E)	$956,784	0.98	%(F)	0.99	%(F)	0.33%	4	%(E)
(0.86)	(0.93)	$34.87	14.45%		$1,073,671	0.99%		0.99%		0.32%	15%
(0.41)	(0.61)	$31.28	(3.47)%		$882,350	1.02%		1.02%		0.16%	17%
(1.57)	(1.63)	$33.04	4.86%		$659,199	1.05%		1.05%		(0.06)%	16%
(2.06)	(2.16)	$33.10	40.08%		$550,844	1.06%		1.06%		0.22%	43%
(0.95)	(1.10)	$25.21	13.17%		$298,473	1.06%		1.06%		0.56%	13%

—	—	$35.54	1.86	%(E)	$220,031	0.88	%(F)	0.89	%(F)	0.45%	4	%(E)
(0.86)	(0.96)	$34.89	14.57%		$221,827	0.89%		0.89%		0.40%	15%
(0.41)	(0.65)	$31.29	(3.36)%		$221,624	0.90%		0.90%		0.37%	17%
(1.57)	(1.67)	$33.05	5.06%		$157,665	0.90%		0.90%		0.10%	16%
(2.06)	(2.20)	$33.09	40.25%		$101,026	0.91%		0.91%		0.40%	43%
(0.95)	(1.15)	$25.20	13.34%		$63,439	0.91%		0.91%		0.82%	13%

(E)	Not annualized.

(F)	Annualized

(G)	Amount is less than $0.005.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 71

Small-Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$21.18	0.02	0.71	0.73	—
For the year ended December 31, 2016	$18.29	0.01	3.25	3.26	(0.01)
For the year ended December 31, 2015	$18.33	0.01	0.17	0.18	(0.03)
For the year ended December 31, 2014	$17.73	0.03	1.23	1.26	(0.02)
For the year ended December 31, 2013	$13.13	0.04	5.35	5.39	(0.03)
For the year ended December 31, 2012	$11.71	0.02	1.78	1.80	—	(G)

Class C
For the six months ended June 30, 2017 (Unaudited)	$19.60	(0.06)	0.65	0.59	—
For the year ended December 31, 2016	$17.06	(0.12)	3.02	2.90	—
For the year ended December 31, 2015	$17.21	(0.12)	0.16	0.04	—
For the year ended December 31, 2014	$16.80	(0.10)	1.15	1.05	—
For the year ended December 31, 2013	$12.54	(0.07)	5.09	5.02	—
For the year ended December 31, 2012	$11.28	(0.07)	1.71	1.64	—

Class I
For the six months ended June 30, 2017 (Unaudited)	$21.39	0.05	0.71	0.76	—
For the year ended December 31, 2016	$18.46	0.07	3.29	3.36	(0.07)
For the year ended December 31, 2015	$18.47	0.07	0.17	0.24	(0.06)
For the year ended December 31, 2014	$17.87	0.08	1.22	1.30	(0.06)
For the year ended December 31, 2013	$13.21	0.09	5.38	5.47	(0.05)
For the year ended December 31, 2012	$11.78	0.05	1.80	1.85	(0.04)

Class Y(H)
For the six months ended June 30, 2017 (Unaudited)	$21.42	0.06	0.72	0.78	—
For the year ended December 31, 2016	$18.48	0.09	3.29	3.38	(0.08)
For the year ended December 31, 2015	$18.49	0.09	0.17	0.26	(0.08)
For the year ended December 31, 2014	$17.87	0.11	1.23	1.34	(0.08)
For the year ended December 31, 2013	$13.20	0.12	5.38	5.50	(0.07)
For the year ended December 31, 2012	$11.78	0.09	1.77	1.86	(0.06)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)
The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(D)

—	—	$21.91	3.45	%(E)	$255,293	1.23	%(F)	1.24	%(F)	0.14%	7	%(E)
(0.36)	(0.37)	$21.18	17.81%		$288,634	1.24%		1.24%		0.12%	17%
(0.19)	(0.22)	$18.29	0.98%		$156,122	1.24%		1.24%		0.06%	21%
(0.64)	(0.66)	$18.33	7.17%		$100,820	1.25%		1.25%		0.18%	27%
(0.76)	(0.79)	$17.73	41.25%		$61,563	1.26%		1.26%		0.27%	35%
(0.38)	(0.38)	$13.13	15.43%		$19,607	1.26%		1.26%		0.15%	26%

—	—	$20.19	3.01	%(E)	$40,196	1.98	%(F)	1.99	%(F)	(0.60)%	7	%(E)
(0.36)	(0.36)	$19.60	16.98%		$42,875	1.99%		1.99%		(0.65)%	17%
(0.19)	(0.19)	$17.06	0.24%		$32,963	1.99%		1.99%		(0.69)%	21%
(0.64)	(0.64)	$17.21	6.33%		$25,276	2.00%		2.00%		(0.59)%	27%
(0.76)	(0.76)	$16.80	40.21%		$19,184	2.01%		2.01%		(0.45)%	35%
(0.38)	(0.38)	$12.54	14.57%		$9,169	2.01%		2.01%		(0.59)%	26%

—	—	$22.15	3.55	%(E)	$1,066,018	0.93	%(F)	0.94	%(F)	0.46%	7	%(E)
(0.36)	(0.43)	$21.39	18.18%		$1,015,403	0.94%		0.94%		0.41%	17%
(0.19)	(0.25)	$18.46	1.32%		$506,730	0.97%		0.97%		0.35%	21%
(0.64)	(0.70)	$18.47	7.36%		$264,824	1.00%		1.00%		0.42%	27%
(0.76)	(0.81)	$17.87	41.64%		$148,927	1.01%		1.01%		0.54%	35%
(0.38)	(0.42)	$13.21	15.74%		$53,514	1.01%		1.01%		0.42%	26%

—	—	$22.20	3.64	%(E)	$1,076,306	0.83	%(F)	0.84	%(F)	0.57%	7	%(E)
(0.36)	(0.44)	$21.42	18.29%		$961,721	0.84%		0.84%		0.49%	17%
(0.19)	(0.27)	$18.48	1.41%		$602,951	0.85%		0.85%		0.48%	21%
(0.64)	(0.72)	$18.49	7.60%		$300,815	0.85%		0.85%		0.62%	27%
(0.76)	(0.83)	$17.87	41.88%		$106,068	0.86%		0.86%		0.73%	35%
(0.38)	(0.44)	$13.20	15.84%		$30,940	0.86%		0.86%		0.68%	26%

(E)	Not annualized.

(F)	Annualized

(G)	Amount is less than $0.005.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 73

Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund(A)	Net asset value beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$12.59	0.02	0.47	0.49	—
For the year ended December 31, 2016	$10.71	0.03	1.93	1.96	(0.02)
For the year ended December 31, 2015	$10.70	0.04	0.01	0.05	(0.04)
For the year ended December 31, 2014	$10.00	0.06	0.70	0.76	(0.06)

Class I
For the six months ended June 30, 2017 (Unaudited)	$12.62	0.04	0.48	0.52	—
For the year ended December 31, 2016	$10.74	0.07	1.92	1.99	(0.05)
For the year ended December 31, 2015	$10.72	0.07	0.01	0.08	(0.06)
For the year ended December 31, 2014	$10.00	0.09	0.70	0.79	(0.07)

Class Y(E)
For the six months ended June 30, 2017 (Unaudited)	$12.65	0.04	0.48	0.52	—
For the year ended December 31, 2016	$10.75	0.08	1.94	2.02	(0.06)
For the year ended December 31, 2015	$10.73	0.08	0.01	0.09	(0.07)
For the year ended December 31, 2014	$10.00	0.09	0.71	0.80	(0.07)

(A)	Inception date of the Fund is December 31, 2013. Fund commenced public offering on January 2, 2014.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges

(D)
The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(E)

—	—	$13.08	3.89	%(F)	$24,638	1.08	%(G)	1.09	%(G)	0.34%	6	%(F)
(0.06)	(0.08)	$12.59	18.29%		$7,403	1.14%		1.14%		0.31%	17%
—	(0.04)	$10.71	0.44%		$3,082	1.14%		1.14%		0.35%	29%
—	(0.06)	$10.70	7.57%		$2,120	1.15%		1.15%		0.59%	28%

—	—	$13.14	4.12	%(F)	$52,258	0.79	%(G)	0.80	%(G)	0.61%	6	%(F)
(0.06)	(0.11)	$12.62	18.56%		$28,031	0.85%		0.85%		0.67%	17%
—	(0.06)	$10.74	0.74%		$3,337	0.87%		0.87%		0.61%	29%
—	(0.07)	$10.72	7.91%		$2,743	0.90%		0.90%		0.87%	28%

—	—	$13.17	4.11	%(F)	$31,000	0.69	%(G)	0.70	%(G)	0.68%	6	%(F)
(0.06)	(0.12)	$12.65	18.76%		$23,383	0.75%		0.75%		0.71%	17%
—	(0.07)	$10.75	0.84%		$12,077	0.75%		0.75%		0.72%	29%
—	(0.07)	$10.73	8.02%		$11,419	0.75%		0.75%		0.87%	28%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 75

Large Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$23.06	0.12	2.05	2.17	—
For the year ended December 31, 2016	$21.44	0.25	2.82	3.07	(0.24)
For the year ended December 31, 2015	$22.71	0.19	(0.43)	(0.24)	(0.18)
For the year ended December 31, 2014	$21.49	0.21	2.01	2.22	(0.19)
For the year ended December 31, 2013	$16.54	0.18	5.79	5.97	(0.16)
For the year ended December 31, 2012	$14.96	0.22	1.62	1.84	(0.21)

Class C
For the six months ended June 30, 2017 (Unaudited)	$21.94	0.03	1.94	1.97	—
For the year ended December 31, 2016	$20.49	0.08	2.68	2.76	(0.10)
For the year ended December 31, 2015	$21.77	0.02	(0.41)	(0.39)	(0.04)
For the year ended December 31, 2014	$20.68	0.04	1.93	1.97	(0.07)
For the year ended December 31, 2013	$15.98	0.03	5.58	5.61	(0.05)
For the year ended December 31, 2012	$14.46	0.10	1.56	1.66	(0.09)

Class I
For the six months ended June 30, 2017 (Unaudited)	$23.20	0.16	2.05	2.21	—
For the year ended December 31, 2016	$21.55	0.31	2.86	3.17	(0.31)
For the year ended December 31, 2015	$22.83	0.25	(0.44)	(0.19)	(0.24)
For the year ended December 31, 2014	$21.58	0.27	2.03	2.30	(0.24)
For the year ended December 31, 2013	$16.61	0.24	5.80	6.04	(0.21)
For the year ended December 31, 2012	$15.01	0.26	1.63	1.89	(0.24)

Class Y(F)
For the six months ended June 30, 2017 (Unaudited)	$23.21	0.17	2.06	2.23	—
For the year ended December 31, 2016	$21.56	0.34	2.85	3.19	(0.33)
For the year ended December 31, 2015	$22.84	0.28	(0.44)	(0.16)	(0.27)
For the year ended December 31, 2014	$21.59	0.31	2.02	2.33	(0.27)
For the year ended December 31, 2013	$16.60	0.26	5.83	6.09	(0.24)
For the year ended December 31, 2012	$15.01	0.30	1.62	1.92	(0.28)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(C)

—	—	$25.23	9.41	%(D)	$1,241,536	0.99	%(E)	0.99	%(E)	10	%(D)
(1.21)	(1.45)	$23.06	14.26%		$1,158,652	0.99%		1.12%		23%
(0.85)	(1.03)	$21.44	(1.10)%		$1,122,165	1.04%		0.85%		20%
(0.81)	(1.00)	$22.71	10.42%		$1,182,155	1.05%		0.94%		24%
(0.86)	(1.02)	$21.49	36.33%		$878,903	1.06%		0.92%		21%
(0.05)	(0.26)	$16.54	12.29%		$617,407	1.06%		1.37%		28%

—	—	$23.91	8.98	%(D)	$105,537	1.74	%(E)	0.23	%(E)	10	%(D)
(1.21)	(1.31)	$21.94	13.40%		$95,923	1.74%		0.37%		23%
(0.85)	(0.89)	$20.49	(1.83)%		$84,550	1.79%		0.10%		20%
(0.81)	(0.88)	$21.77	9.60%		$83,781	1.80%		0.19%		24%
(0.86)	(0.91)	$20.68	35.33%		$53,241	1.81%		0.18%		21%
(0.05)	(0.14)	$15.98	11.49%		$33,305	1.81%		0.62%		28%

—	—	$25.41	9.53	%(D)	$2,901,402	0.69	%(E)	1.27	%(E)	10	%(D)
(1.21)	(1.52)	$23.20	14.63%		$2,156,390	0.70%		1.41%		23%
(0.85)	(1.09)	$21.55	(0.85)%		$1,803,130	0.77%		1.11%		20%
(0.81)	(1.05)	$22.83	10.74%		$1,606,797	0.80%		1.20%		24%
(0.86)	(1.07)	$21.58	36.60%		$1,295,477	0.81%		1.18%		21%
(0.05)	(0.29)	$16.61	12.62%		$791,031	0.81%		1.62%		28%

—	—	$25.44	9.61	%(D)	$766,169	0.59	%(E)	1.38	%(E)	10	%(D)
(1.21)	(1.54)	$23.21	14.74%		$666,756	0.60%		1.49%		23%
(0.85)	(1.12)	$21.56	(0.74)%		$430,568	0.65%		1.23%		20%
(0.81)	(1.08)	$22.84	10.89%		$373,711	0.65%		1.36%		24%
(0.86)	(1.10)	$21.59	36.87%		$302,458	0.66%		1.32%		21%
(0.05)	(0.33)	$16.60	12.79%		$224,073	0.66%		1.87%		28%

(D)	Not annualized.

(E)	Annualized

(F)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 77

All Cap Select Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$13.35	0.01	0.83	0.84	—
For the year ended December 31, 2016	$12.36	(0.01)	1.17	1.16	—
For the year ended December 31, 2015	$12.96	—	(G)	(0.19)	(0.19)	—
For the year ended December 31, 2014	$13.00	0.05	1.38	1.43	(0.05)
For the year ended December 31, 2013	$10.45	0.05	4.48	4.53	(0.09)
For the year ended December 31, 2012	$9.69	0.12	0.97	1.09	(0.08)

Class C
For the six months ended June 30, 2017 (Unaudited)	$12.69	(0.04)	0.79	0.75	—
For the year ended December 31, 2016	$11.85	(0.09)	1.10	1.01	—
For the year ended December 31, 2015	$12.54	(0.10)	(0.18)	(0.28)	—
For the year ended December 31, 2014	$12.67	(0.05)	1.34	1.29	—
For the year ended December 31, 2013	$10.25	(0.04)	4.38	4.34	(0.03)
For the year ended December 31, 2012	$9.51	0.04	0.95	0.99	—

Class I
For the six months ended June 30, 2017 (Unaudited)	$13.40	0.03	0.84	0.87	—
For the year ended December 31, 2016	$12.39	0.03	1.16	1.19	(0.01)
For the year ended December 31, 2015	$12.95	0.03	(0.18)	(0.15)	—
For the year ended December 31, 2014	$12.97	0.09	1.38	1.47	(0.07)
For the year ended December 31, 2013	$10.43	0.09	4.46	4.55	(0.12)
For the year ended December 31, 2012	$9.68	0.15	0.96	1.11	(0.11)

Class Y(H)
For the six months ended June 30, 2017 (Unaudited)	$13.42	0.04	0.83	0.87	—
For the year ended December 31, 2016	$12.41	0.04	1.17	1.21	(0.03)
For the year ended December 31, 2015	$12.96	0.05	(0.19)	(0.14)	—
For the year ended December 31, 2014	$12.99	0.10	1.39	1.49	(0.10)
For the year ended December 31, 2013	$10.43	0.11	4.48	4.59	(0.14)
For the year ended December 31, 2012	$9.68	0.17	0.96	1.13	(0.13)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)
The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(D)

—	—	$14.19	6.29	%(E)	$13,544	1.18	%(F)	1.19	%(F)	0.14%	26	%(E)
(0.17)	(0.17)	$13.35	9.37%		$14,963	1.19%		1.19%		(0.09)%	70%
(0.41)	(0.41)	$12.36	(1.44)%		$43,638	1.19%		1.19%		(0.01)%	89%
(1.42)	(1.47)	$12.96	11.30%		$12,963	1.20%		1.20%		0.36%	53%
(1.89)	(1.98)	$13.00	44.04%		$8,905	1.22%		1.22%		0.42%	70%
(0.25)	(0.33)	$10.45	11.27%		$7,778	1.21%		1.21%		1.15%	38%

—	—	$13.44	5.91	%(E)	$11,037	1.93	%(F)	1.94	%(F)	(0.62)%	26	%(E)
(0.17)	(0.17)	$12.69	8.51%		$12,269	1.94%		1.94%		(0.81)%	70%
(0.41)	(0.41)	$11.85	(2.21)%		$15,022	1.94%		1.94%		(0.78)%	89%
(1.42)	(1.42)	$12.54	10.46%		$8,265	1.95%		1.95%		(0.39)%	53%
(1.89)	(1.92)	$12.67	43.08%		$5,533	1.97%		1.97%		(0.35)%	70%
(0.25)	(0.25)	$10.25	10.44%		$3,271	1.96%		1.96%		0.41%	38%

—	—	$14.27	6.49	%(E)	$99,882	0.88	%(F)	0.89	%(F)	0.43%	26	%(E)
(0.17)	(0.18)	$13.40	9.62%		$93,192	0.90%		0.90%		0.24%	70%
(0.41)	(0.41)	$12.39	(1.14)%		$81,408	0.92%		0.92%		0.25%	89%
(1.42)	(1.49)	$12.95	11.57%		$31,999	0.95%		0.95%		0.64%	53%
(1.89)	(2.01)	$12.97	44.35%		$46,787	0.97%		0.97%		0.66%	70%
(0.25)	(0.36)	$10.43	11.54%		$41,862	0.96%		0.96%		1.44%	38%

—	—	$14.29	6.48	%(E)	$19,649	0.78	%(F)	0.79	%(F)	0.53%	26	%(E)
(0.17)	(0.20)	$13.42	9.72%		$18,456	0.80%		0.80%		0.36%	70%
(0.41)	(0.41)	$12.41	(1.06)%		$10,703	0.80%		0.80%		0.35%	89%
(1.42)	(1.52)	$12.96	11.74%		$8,746	0.80%		0.80%		0.76%	53%
(1.89)	(2.03)	$12.99	44.70%		$6,534	0.82%		0.82%		0.82%	70%
(0.25)	(0.38)	$10.43	11.69%		$5,788	0.81%		0.81%		1.62%	38%

(E)	Not annualized.

(F)	Annualized

(G)	Amount is less than $0.005.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 79

Long-Short Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$24.91	(0.04)	0.89	0.85	—
For the year ended December 31, 2016	$23.36	(0.09)	2.49	2.40	—
For the year ended December 31, 2015	$23.87	(0.11)	(0.29)	(0.40)	—
For the year ended December 31, 2014	$22.26	(0.08)	1.69	1.61	—
For the year ended December 31, 2013	$18.15	(0.05)	4.21	4.16	(0.05)
For the year ended December 31, 2012	$16.75	0.06	1.36	1.42	(0.02)

Class C
For the six months ended June 30, 2017 (Unaudited)	$22.51	(0.13)	0.81	0.68	—
For the year ended December 31, 2016	$21.34	(0.24)	2.26	2.02	—
For the year ended December 31, 2015	$21.98	(0.27)	(0.26)	(0.53)	—
For the year ended December 31, 2014	$20.65	(0.23)	1.56	1.33	—
For the year ended December 31, 2013	$16.93	(0.19)	3.91	3.72	—
For the year ended December 31, 2012	$15.72	(0.07)	1.28	1.21	—

Class I
For the six months ended June 30, 2017 (Unaudited)	$25.43	(0.01)	0.92	0.91	—
For the year ended December 31, 2016	$23.77	(0.02)	2.53	2.51	—
For the year ended December 31, 2015	$24.22	(0.05)	(0.29)	(0.34)	—
For the year ended December 31, 2014	$22.52	(0.02)	1.72	1.70	—
For the year ended December 31, 2013	$18.35	—	(H)	4.26	4.26	(0.09)
For the year ended December 31, 2012	$16.93	0.10	1.38	1.48	(0.06)

Class Y(I)
For the six months ended June 30, 2017 (Unaudited)	$25.53	0.01	0.91	0.92	—
For the year ended December 31, 2016	$23.83	0.01	2.54	2.55	—
For the year ended December 31, 2015	$24.25	(0.02)	(0.29)	(0.31)	—
For the year ended December 31, 2014	$22.52	0.01	1.72	1.73	—
For the year ended December 31, 2013	$18.35	0.04	4.25	4.29	(0.12)
For the year ended December 31, 2012	$16.93	0.14	1.37	1.51	(0.09)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)
This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the annualized ratios of total expenses to average net assets for the period ended June 30, 2017 would have been 1.39% for Class A, 2.14% for Class C, 1.12% for Class I and 1.00% for Class Y.

(D)
The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(C)(D)		Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(E)

—	—	$25.76	3.41	%(F)	$398,371	1.91	%(G)	1.92	%(G)	(0.34)%	22	%(F)
(0.85)	(0.85)	$24.91	10.26%		$460,104	2.06%		2.06%		(0.20)%	45%
(0.11)	(0.11)	$23.36	(1.67)%		$569,218	1.89%		1.89%		(0.47)%	81%
—	—	$23.87	7.23%		$703,572	1.83%		1.83%		(0.33)%	60%
—	(0.05)	$22.26	22.92%		$858,112	1.83%		1.83%		(0.25)%	30%
—	(0.02)	$18.15	8.46%		$533,722	1.75%		1.75%		0.32%	39%

—	—	$23.19	3.02	%(F)	$125,605	2.66	%(G)	2.67	%(G)	(1.09)%	22	%(F)
(0.85)	(0.85)	$22.51	9.45%		$145,313	2.81%		2.81%		(1.13)%	45%
(0.11)	(0.11)	$21.34	(2.40%		$169,861	2.64%		2.64%		(1.22)%	81%
—	—	$21.98	6.44%		$170,278	2.58%		2.58%		(1.09)%	60%
—	—	$20.65	21.97%		$130,388	2.58%		2.58%		(0.99)%	30%
—	—	$16.93	7.70%		$103,393	2.50%		2.50%		(0.43)%	39%

—	—	$26.34	3.58	%(F)	$3,972,678	1.61	%(G)	1.62	%(G)	(0.05)%	22	%(F)
(0.85)	(0.85)	$25.43	10.55%		$3,589,749	1.76%		1.76%		(0.07)%	45%
(0.11)	(0.11)	$23.77	(1.40)%		$3,382,697	1.62%		1.62%		(0.21)%	81%
—	—	$24.22	7.55%		$2,817,671	1.58%		1.58%		(0.09)%	60%
—	(0.09)	$22.52	23.19%		$1,859,054	1.58%		1.58%		—%	30%
—	(0.06)	$18.35	8.77%		$1,554,623	1.50%		1.50%		0.58%	39%

—	—	$26.45	3.60	%(F)	$254,142	1.51	%(G)	1.52	%(G)	0.05%	22	%(F)
(0.85)	(0.85)	$25.53	10.69%		$227,680	1.67%		1.67%		0.20%	45%
(0.11)	(0.11)	$23.83	(1.27)%		$290,928	1.50%		1.50%		(0.08)%	81%
—	—	$24.25	7.68%		$280,595	1.43%		1.43%		0.06%	60%
—	(0.12)	$22.52	23.39%		$168,835	1.43%		1.43%		0.18%	30%
—	(0.09)	$18.35	8.95%		$83,409	1.35%		1.35%		0.79%	39%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized

(H)	Amount is less than $0.005.

(I)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 81

Research Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund(A)	Net asset value beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$21.44	(0.05)	1.75	1.70	—
For the year ended December 31, 2016	$19.70	(0.04)	1.94	1.90	—
For the year ended December 31, 2015	$22.52	(0.06)	(1.14)	(1.20)	—
For the year ended December 31, 2014	$22.82	(0.07)	1.62	1.55	(0.02)
For the year ended December 31, 2013	$18.34	(0.10)	6.01	5.91	—
For the year ended December 31, 2012	$16.60	0.02	1.93	1.95	(0.02)

Class C
For the six months ended June 30, 2017 (Unaudited)	$20.57	(0.13)	1.69	1.56	—
For the year ended December 31, 2016	$19.06	(0.19)	1.86	1.67	—
For the year ended December 31, 2015	$22.00	(0.21)	(1.11)	(1.32)	—
For the year ended December 31, 2014	$22.49	(0.24)	1.58	1.34	—
For the year ended December 31, 2013	$18.22	(0.26)	5.96	5.70	—
For the year ended December 31, 2012	$16.60	(0.09)	1.90	1.81	—

Class I
For the six months ended June 30, 2017 (Unaudited)	$21.61	(0.02)	1.78	1.76	—
For the year ended December 31, 2016	$19.81	0.02	1.94	1.96	—
For the year ended December 31, 2015	$22.61	(0.01)	(1.13)	(1.14)	(0.04)
For the year ended December 31, 2014	$22.90	(0.01)	1.62	1.61	(0.07)
For the year ended December 31, 2013	$18.36	(0.04)	6.01	5.97	—	(H)
For the year ended December 31, 2012	$16.60	0.05	1.95	2.00	(0.05)

Class Y
For the six months ended June 30, 2017 (Unaudited)	$21.63	(0.01)	1.78	1.77	—
For the year ended December 31, 2016	$19.80	0.04	1.95	1.99	—
For the year ended December 31, 2015	$22.64	0.02	(1.14)	(1.12)	(0.10)
For the year ended December 31, 2014	$22.92	0.03	1.62	1.65	(0.10)
For the year ended December 31, 2013	$18.36	—	(H)	6.02	6.02	(0.03)
For the year ended December 31, 2012	$16.60	0.08	1.94	2.02	(0.07)

(A)	Inception date of the Fund is December 31, 2011. Fund commenced public offering on January 3, 2012.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)
This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the annualized ratios of total expenses to average net assets for the period ended June 30, 2017 would have been 1.52% for Class A, 2.27% for Class C, 1.23% for Class I and 1.13% for Class Y.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)

—	—	$23.14	7.93	%(F)	$7,562	1.81	%(G)	(0.45	)%(G)	42	%(F)
(0.16)	(0.16)	$21.44	9.64%		$4,162	2.10%		(0.16)%		67%
(1.62)	(1.62)	$19.70	(5.29)%		$8,637	1.83%		(0.27)%		147%
(1.83)	(1.85)	$22.52	6.96%		$9,492	1.74%		(0.29)%		57%
(1.43)	(1.43)	$22.82	32.43%		$6,836	1.77%		(0.45)%		72%
(0.19)	(0.21)	$18.34	11.73%		$1,120	1.63%		0.10%		35%

—	—	$22.13	7.58	%(F)	$2,978	2.57	%(G)	(1.25	)%(G)	42	%(F)
(0.16)	(0.16)	$20.57	8.76%		$2,986	2.85%		(0.93)%		67%
(1.62)	(1.62)	$19.06	(5.96)%		$5,097	2.58%		(0.96)%		147%
(1.83)	(1.83)	$22.00	6.17%		$668	2.49%		(1.03)%		57%
(1.43)	(1.43)	$22.49	31.48%		$494	2.52%		(1.19)%		72%
(0.19)	(0.19)	$18.22	10.91%		$148	2.38%		(0.51)%		35%

—	—	$23.37	8.14	%(F)	$35,374	1.52	%(G)	(0.17	)%(G)	42	%(F)
(0.16)	(0.16)	$21.61	9.89%		$27,588	1.80%		0.05%		67%
(1.62)	(1.66)	$19.81	(5.00)%		$26,186	1.57%		(0.03)%		147%
(1.83)	(1.90)	$22.61	7.21%		$49,920	1.49%		(0.05)%		57%
(1.43)	(1.43)	$22.90	32.76%		$43,018	1.52%		(0.17)%		72%
(0.19)	(0.24)	$18.36	12.03%		$15,978	1.38%		0.30%		35%

—	—	$23.40	8.18	%(F)	$16,351	1.42	%(G)	(0.09	)%(G)	42	%(F)
(0.16)	(0.16)	$21.63	10.05%		$16,755	1.70%		0.19%		67%
(1.62)	(1.72)	$19.80	(4.91)%		$15,285	1.44%		0.10%		147%
(1.83)	(1.93)	$22.64	7.37%		$17,307	1.34%		0.11%		57%
(1.43)	(1.46)	$22.92	32.99%		$15,468	1.37%		0.02%		72%
(0.19)	(0.26)	$18.36	12.17%		$11,572	1.23%		0.45%		35%

(F)	Not annualized.

(G)	Annualized

(H)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 83

Financial Long-Short Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$22.11	(0.01)	1.07	1.06	—
For the year ended December 31, 2016	$18.62	0.03	3.46	3.49	—
For the year ended December 31, 2015	$19.61	—	(G)	(0.92)	(0.92)	(0.07)
For the year ended December 31, 2014	$18.13	(0.02)	1.50	1.48	—
For the year ended December 31, 2013	$13.24	(0.05)	4.94	4.89	—
For the year ended December 31, 2012	$10.51	0.06	2.74	2.80	(0.07)

Class C
For the six months ended June 30, 2017 (Unaudited)	$20.35	(0.08)	0.98	0.90	—
For the year ended December 31, 2016	$17.28	(0.10)	3.17	3.07	—
For the year ended December 31, 2015	$18.26	(0.13)	(0.85)	(0.98)	—
For the year ended December 31, 2014	$17.00	(0.15)	1.41	1.26	—
For the year ended December 31, 2013	$12.51	(0.17)	4.66	4.49	—
For the year ended December 31, 2012	$9.96	(0.02)	2.57	2.55	—

Class I
For the six months ended June 30, 2017 (Unaudited)	$22.14	0.03	1.06	1.09	—
For the year ended December 31, 2016	$18.59	0.09	3.46	3.55	—
For the year ended December 31, 2015	$19.57	0.05	(0.91)	(0.86)	(0.12)
For the year ended December 31, 2014	$18.10	0.02	1.50	1.52	(0.05)
For the year ended December 31, 2013	$13.18	(0.02)	4.94	4.92	—
For the year ended December 31, 2012	$10.47	0.10	2.72	2.82	(0.11)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)
This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the annualized ratios of total expenses to average net assets for the period ended June 30, 2017 would have been 1.50% for Class A, 2.25% for Class C and 1.22% for Class Y.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$23.17	4.79	%(E)	$8,534	1.95	%(F)	(0.09	)%(F)	10	%(E)
—	—	$22.11	18.74%		$10,161	2.00%		0.19%		34%
—	(0.07)	$18.62	(4.67)%		$10,760	1.85%		0.02%		63%
—	—	$19.61	8.16%		$12,043	1.74%		(0.10)%		51%
—	—	$18.13	36.93%		$17,852	1.70%		(0.31)%		66%
—	(0.07)	$13.24	26.62%		$7,862	1.76%		0.49%		58%

—	—	$21.25	4.42	%(E)	$1,856	2.70	%(F)	(0.79	)%(F)	10	%(E)
—	—	$20.35	17.77%		$1,714	2.75%		(0.56)%		34%
—	—	$17.28	(5.37)%		$1,845	2.60%		(0.75)%		63%
—	—	$18.26	7.41%		$2,233	2.49%		(0.86)%		51%
—	—	$17.00	35.89%		$2,958	2.45%		(1.06)%		66%
—	—	$12.51	25.60%		$820	2.51%		(0.20)%		58%

—	—	$23.23	4.92	%(E)	$21,659	1.65	%(F)	0.25	%(F)	10	%(E)
—	—	$22.14	19.10%		$20,518	1.71%		0.50%		34%
—	(0.12)	$18.59	(4.40)%		$14,812	1.58%		0.24%		63%
—	(0.05)	$19.57	8.42%		$15,310	1.49%		0.12%		51%
—	—	$18.10	37.33%		$10,817	1.45%		(0.12)%		66%
—	(0.11)	$13.18	26.94%		$3,931	1.51%		0.85%		58%

(E)	Not annualized.

(F)	Annualized

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 85

Short Duration Total Return Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated

Short Duration Total Return Fund(A)	Net asset value beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$10.04	0.14	0.08	0.22	(0.15)
For the period ended December 31, 2016	$10.00	0.09	0.03	0.12	(0.08)

Class I
For the six months ended June 30, 2017 (Unaudited)	$10.03	0.16	0.08	0.24	(0.16)
For the period ended December 31, 2016	$10.00	0.10	0.03	0.13	(0.10)

Class Y
For the six months ended June 30, 2017 (Unaudited)	$10.03	0.16	0.10	0.26	(0.17)
For the period ended December 31, 2016	$10.00	0.11	0.02	0.13	(0.10)

(A)	Inception date of the Fund is December 31, 2015. The Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)(D)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets(E)	Ratio of net investment income (loss) to average net assets(E)	Portfolio turnover rate(D)(F)

—	(0.15)	$10.11	2.22%	$1,902	0.83%	2.92%	36%
—	(0.08)	$10.04	1.19%	$222	0.83%	1.12%	19%

—	(0.16)	$10.11	2.42%	$35,250	0.54%	3.17%	36%
—	(0.10)	$10.03	1.26%	$14,707	0.53%	1.32%	19%

—	(0.17)	$10.12	2.58%	$234,387	0.44%	3.24%	36%
—	(0.10)	$10.03	1.29%	$182,527	0.44%	1.25%	19%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 87

Core Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated

Core Bond Fund(A)	Net asset value beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$9.70	0.10	0.16	0.26	(0.11)
For the period ended December 31, 2016	$10.00	0.07	(0.28)	(0.21)	(0.09)

Class I
For the six months ended June 30, 2017 (Unaudited)	$9.70	0.11	0.17	0.28	(0.12)
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

Class Y
For the six months ended June 30, 2017 (Unaudited)	$9.70	0.12	0.17	0.29	(0.13)
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

(A)	Inception date of the Fund is December 31, 2015. The Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)(D)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets(E)	Ratio of net investment income (loss) to average net assets(E)	Portfolio turnover rate(D)(F)

—	(0.11)	$9.85	2.67%	$2,894	0.79%	2.02%	17%
—	(0.09)	$9.70	(2.28)%	$2,183	0.78%	0.87%	8%

—	(0.12)	$9.86	2.91%	$9,261	0.49%	2.32%	17%
—	(0.09)	$9.70	(2.14)%	$8,033	0.49%	1.02%	8%

—	(0.13)	$9.86	2.95%	$30,316	0.39%	2.42%	17%
—	(0.09)	$9.70	(2.11)%	$29,468	0.39%	1.00%	8%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 89

Corporate Credit Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$11.13	0.28	0.27		0.55	(0.29)
For the year ended December 31, 2016	$10.53	0.63	0.60		1.23	(0.62)
For the year ended December 31, 2015	$10.94	0.58	(0.44)		0.14	(0.55)
For the year ended December 31, 2014	$11.19	0.51	(0.28)		0.23	(0.48)
For the year ended December 31, 2013	$11.18	0.56	—	(G)	0.56	(0.55)
For the year ended December 31, 2012	$10.79	0.62	0.39		1.01	(0.62)

Class C
For the six months ended June 30, 2017 (Unaudited)	$11.09	0.24	0.26		0.50	(0.24)
For the year ended December 31, 2016	$10.51	0.54	0.60		1.14	(0.55)
For the year ended December 31, 2015	$10.92	0.49	(0.43)		0.06	(0.47)
For the year ended December 31, 2014	$11.17	0.42	(0.27)		0.15	(0.40)
For the year ended December 31, 2013	$11.17	0.47	—	(G)	0.47	(0.47)
For the year ended December 31, 2012	$10.78	0.53	0.40		0.93	(0.54)

Class I
For the six months ended June 30, 2017 (Unaudited)	$11.09	0.30	0.26		0.56	(0.30)
For the year ended December 31, 2016	$10.50	0.66	0.59		1.25	(0.65)
For the year ended December 31, 2015	$10.91	0.60	(0.43)		0.17	(0.58)
For the year ended December 31, 2014	$11.16	0.54	(0.27)		0.27	(0.52)
For the year ended December 31, 2013	$11.16	0.58	—	(G)	0.58	(0.58)
For the year ended December 31, 2012	$10.77	0.64	0.40		1.04	(0.65)

Class Y(H)
For the six months ended June 30, 2017 (Unaudited)	$11.09	0.31	0.25		0.56	(0.31)
For the year ended December 31, 2016	$10.50	0.67	0.59		1.26	(0.66)
For the year ended December 31, 2015	$10.91	0.62	(0.44)		0.18	(0.59)
For the year ended December 31, 2014	$11.16	0.55	(0.27)		0.28	(0.53)
For the year ended December 31, 2013	$11.15	0.60	—	(G)	0.60	(0.59)
For the year ended December 31, 2012	$10.77	0.66	0.38		1.04	(0.66)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)
The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

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Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	(0.29)	$11.39	4.94	%(E)	$82,540	0.93	%(F)	0.94	%(F)	5.06	%(F)	41	%(E)
(0.01)	(0.63)	$11.13	11.94%		$71,075	0.93%		0.93%		5.78%		119%
—	(0.55)	$10.53	1.19%		$44,354	0.95%		0.95%		5.24%		48%
—	(0.48)	$10.94	2.10%		$31,282	1.00%		1.00%		4.52%		56%
—	(0.55)	$11.19	5.13%		$39,801	1.02%		1.02%		5.00%		60%
—	(0.62)	$11.18	9.55%		$44,374	1.02%		1.02%		5.57%		33%

—	(0.24)	$11.35	4.57	%(E)	$27,884	1.68	%(F)	1.69	%(F)	4.32	%(F)	41	%(E)
(0.01)	(0.56)	$11.09	11.06%		$29,607	1.68%		1.68%		4.98%		119%
—	(0.47)	$10.51	0.44%		$23,649	1.70%		1.70%		4.47%		48%
—	(0.40)	$10.92	1.37%		$24,088	1.75%		1.75%		3.80%		56%
—	(0.47)	$11.17	4.26%		$26,126	1.77%		1.77%		4.25%		60%
—	(0.54)	$11.17	8.76%		$27,801	1.77%		1.77%		4.81%		33%

—	(0.30)	$11.35	5.11	%(E)	$478,034	0.63	%(F)	0.64	%(F)	5.36	%(F)	41	%(E)
(0.01)	(0.66)	$11.09	12.21%		$411,465	0.64%		0.64%		6.00%		119%
—	(0.58)	$10.50	1.49%		$247,522	0.75%		0.75%		5.51%		48%
—	(0.52)	$10.91	2.38%		$148,737	0.77%		0.77%		4.82%		56%
—	(0.58)	$11.16	5.30%		$117,009	0.77%		0.77%		5.24%		60%
—	(0.65)	$11.16	9.83%		$103,738	0.73%		0.73%		5.81%		33%

—	(0.31)	$11.34	5.07	%(E)	$23,671	0.53	%(F)	0.54	%(F)	5.46	%(F)	41	%(E)
(0.01)	(0.67)	$11.09	12.34%		$21,310	0.54%		0.54%		6.33%		119%
—	(0.59)	$10.50	1.60%		$18,013	0.56%		0.56%		5.62%		48%
—	(0.53)	$10.91	2.54%		$15,831	0.60%		0.60%		4.96%		56%
—	(0.59)	$11.16	5.55%		$3,927	0.62%		0.62%		5.35%		60%
—	(0.66)	$11.15	9.90%		$2,515	0.62%		0.62%		5.95%		33%

(E)	Not annualized.

(F)	Annualized

(G)	Amount is less than $0.005.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

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High Yield Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net asset value beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2017 (Unaudited)	$10.65	0.32	0.38	0.70	(0.33)
For the year ended December 31, 2016	$10.14	0.70	0.71	1.41	(0.66)

Class I
For the six months ended June 30, 2017 (Unaudited)	$10.65	0.34	0.38	0.72	(0.35)
For the year ended December 31, 2016	$10.14	0.73	0.71	1.44	(0.69)

Class Y
For the six months ended June 30, 2017 (Unaudited)	$10.65	0.34	0.38	0.72	(0.35)
For the year ended December 31, 2016	$10.14	0.74	0.71	1.45	(0.70)

(A)	Inception date of the Fund is December 31, 2015. The Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

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Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	(0.33)	$11.02	6.68	%(E)	$279	1.00	%(F)	5.96	%(F)	66	%(E)
(0.24)	(0.90)	$10.65	14.29%		$185	0.99%		6.51%		123%

—	(0.35)	$11.02	6.82	%(E)	$12,946	0.70	%(F)	6.29	%(F)	66	%(E)
(0.24)	(0.93)	$10.65	14.62%		$23,989	0.70%		6.80%		123%

—	(0.35)	$11.02	6.87	%(E)	$13,911	0.60	%(F)	6.36	%(F)	66	%(E)
(0.24)	(0.94)	$10.65	14.73%		$7,752	0.60%		7.07%		123%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued

(E)	Not annualized.

(F)	Annualized

See accompanying Notes to Financial Statements.

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Diamond Hill Funds
Notes to Financial Statements
June 30, 2017 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”) (formerly Diamond Hill Select Fund), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”), and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Effective June 12, 2015, the Long-Short Fund closed to most new investors. Effective December 31, 2015, the Small Cap Fund closed to most new investors. Effective April 30, 2016, the Small-Mid Cap Fund closed to most new investors.

With the exception of the Mid Cap Fund, Financial Long-Short Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust's Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of June 30, 2017, three international securities held in the Research Opportunities Fund were fair valued using this systematic valuation model. These securities had a total fair value of $1,921,989, representing 3.1% of net assets of the Fund.

As of June 30, 2017, the Small Cap Fund and Corporate Credit Fund had approximately 1.1% and 0.2%, respectively, of their net assets valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1 and 2 as of June 30, 2017 based on input levels assigned at December 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,379,760,926	$—	$17,127,368	$1,396,888,294
Registered Investment Companies	375,011,873	—	—	375,011,873
Total	$1,754,772,799	$—	$17,127,368	$1,771,900,167
Small-Mid Cap Fund
Common Stocks*	$2,203,526,257	$—	$—	$2,203,526,257
Registered Investment Companies	414,144,812	—	—	414,144,812
Total	$2,617,671,069	$—	$—	$2,617,671,069

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap Fund
Common Stocks*	$96,799,176	$—	$—	$96,799,176
Registered Investment Companies	24,990,508	—	—	24,990,508
Total	$121,789,684	$—	$—	$121,789,684
Large Cap Fund
Common Stocks*	$4,920,570,787	$—	$—	$4,920,570,787
Registered Investment Companies	215,860,809	—	—	215,860,809
Total	$5,136,431,596	$—	$—	$5,136,431,596
All Cap Select Fund
Common Stocks*	$136,304,421	$—	$—	$136,304,421
Registered Investment Companies	17,819,265	—	—	17,819,265
Total	$154,123,686	$—	$—	$154,123,686
Long-Short Fund
Common Stocks*	$3,897,156,603	$—	$—	$3,897,156,603
Registered Investment Companies	2,089,665,969	—	—	2,089,665,969
Total	$5,986,822,572	$—	$—	$5,986,822,572
Research Opportunities Fund
Common Stocks*	$58,230,040	$1,921,989	$—	$60,152,029
Corporate Bonds*	—	967,500	—	967,500
Registered Investment Companies	17,953,059	—	—	17,953,059
Total	$76,183,099	$2,889,489	$—	$79,072,588
Financial Long-Short Fund
Common Stocks*	$29,819,896	$—	$—	$29,819,896
Registered Investment Companies	11,146,652	—	—	11,146,652
Total	$40,966,548	$—	$—	$40,966,548
Short Duration Total Return Fund
Corporate Credit*	$—	$37,640,666	$—	$37,640,666
Securitized*	—	219,044,103	—	219,044,103
Treasury	—	10,567,123	—	10,567,123
Registered Investment Companies	9,379,665	—	—	9,379,665
Total	$9,379,665	$267,251,892	$—	$276,631,557
Core Bond Fund
Corporate Credit*	$—	$8,606,709	$—	$8,606,709
Government Related	—	846,271	—	846,271
Securitized*	—	24,072,594	—	24,072,594
Treasury	—	7,445,890	—	7,445,890
Registered Investment Companies	4,125,508	—	—	4,125,508
Total	$4,125,508	$40,971,464	$—	$45,096,972
Corporate Credit Fund
Collateralized Debt Obligations	$—	$1,040,848	$—	$1,040,848

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	—	530,658,404	—	530,658,404
Registered Investment Companies	100,409,712	—	—	100,409,712
Total	$100,409,712	$531,699,252	$—	$632,108,964
High Yield Fund
Corporate Bonds*	$—	$25,253,880	$—	$25,253,880
Registered Investment Companies	3,498,521	—	—	3,498,521
Total	$3,498,521	$25,253,880	$—	$28,752,401

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(1,325,516,237)	$—	$—	$(1,325,516,237)
Registered Investment Companies	(12,323,142)	—	—	(12,323,142)
Total	$(1,337,839,379)	$—	$—	$(1,337,839,379)
Research Opportunities Fund
Common Stocks*	$(14,452,410)	$—	$—	$(14,452,410)
Financial Long-Short Fund
Common Stocks*	$(4,568,230)	$—	$—	$(4,568,230)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The following table presents the Small Cap Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2017.

Common Stocks
Value, December 31, 2016	$16,040,857
Unrealized gains	1,086,511
Value, June 30, 2017	$17,127,368

The following table summarizes the valuation techniques used and unobservable inputs used to determine the fair value of Small Cap’s Level 3 common stocks as of June 30, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From a Decrease in Input
Common Stocks	$ 17,127,368	Calculation of net asset value of the liquidating trust	Value of assets and liabilities in liquidating trust	$8.42 to $7.92 per share	Decrease in Valuation
		Application of discount rate	Discount rate for lack of marketability	15%-10%	Increase in valuation

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

This security is presently part of a liquidating trust. The Fair Value Committee’s valuation method for this security is based on calculating a share price based on the net asset value by reviewing the latest available public information on assets and liabilities held in the liquidating trust. Once the net asset value is calculated, the Fair Value Committee applies an appropriate market discount rate used to calculate the net present value of the expected cash flows that will potentially be received by the Fund.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Corporate Credit Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

As of June 30, 2017, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$154,197,069	$154,812,326
Small-Mid Cap Fund	179,463,153	181,718,896
Mid Cap Fund	15,027,800	15,206,032
Large Cap Fund	123,313,935	126,248,972
All Cap Select Fund	10,296,900	10,227,127
Long-Short Fund	1,256,884,801	1,279,914,573
Research Opportunities Fund	17,139,054	17,412,687
Financial Long-Short Fund	8,924,787	9,117,249
Short Duration Total Return Fund	4,076,551	4,168,428
Core Bond Fund	2,655,656	2,715,055
Corporate Credit Fund	26,514,109	27,089,968
High Yield Fund	1,991,498	2,031,923

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. The Funds have analyzed their tax positions taken on

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

Federal income tax returns for the current and all open tax years (tax years ended December 31, 2013 through 2016) and have concluded that no provision for income tax is required in these financial statements.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund and Financial Long-Short Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

Investment Transactions

For the six months ended June 30, 2017, purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$60,927,648	$220,879,474
Small-Mid Cap Fund	224,215,646	164,447,136
Mid Cap Fund	46,830,669	4,730,389
Large Cap Fund	931,176,546	427,837,167
All Cap Select Fund	36,280,322	38,353,093
Long-Short Fund	923,811,829	887,354,582
Research Opportunities Fund	25,001,712	23,161,402
Financial Long-Short Fund	3,970,787	5,298,539
Short Duration Total Return Fund	162,321,048	82,082,658
Core Bond Fund	9,683,669	6,647,883
Corporate Credit Fund	247,563,775	213,895,627
High Yield Fund	18,946,580	24,886,377

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2017:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$114,934	0.01%
Small-Mid Cap Fund	133,519	0.01%
Mid Cap Fund	21,872	0.03%
Large Cap Fund	421,254	0.01%
All Cap Select Fund	22,983	0.02%
Long-Short Fund	630,588	0.01%
Research Opportunities Fund	25,848	0.04%
Financial Long-Short Fund	6,294	0.02%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2017, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Short Duration Total Return, Core Bond Fund, Corporate Credit Fund and High Yield Fund receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%,

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

0.50%, 0.70%, 0.90%, 0.95%, 0.95%, 0.35%, 0.30%, 0.45% and 0.50%, respectively, of the Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.23% for Class A Shares and Class C Shares, 0.18% for Class I Shares and 0.08% for Class Y shares of each class’ average daily net assets. Prior to June 1, 2017, the fees paid by Class A shares, Class C shares, Class I shares and Class Y shares under the administrative services agreement were 0.24%, 0.24%, 0.19% and 0.09%, respectively, of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C Shares (the “Plan”). Under the Plan, Class A shares pay a distribution fee monthly at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay distribution and shareholder-servicing fees monthly at an annual rate of 0.75% and 0.25%, respectively, of Class C’s average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

During the six months ended June 30, 2017, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$1,952
Small-Mid Cap Fund	3,322
Mid Cap Fund	2,347
Large Cap Fund	21,677
All Cap Select Fund	859
Long-Short Fund	8,313
Research Opportunities Fund	1,544
Financial Long-Short Fund	2,369
Short Duration Total Return Fund	1,837
Corporate Credit Fund	4,978

The Funds may invest in one or more Diamond Hill Funds. The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2017, the Funds reduced investment advisory fees as follows:

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

Small Cap Fund	$109,241
Small-Mid Cap Fund	70,970
Mid Cap Fund	1,414
All Cap Select Fund	4,770
Long-Short Fund	122,437
Corporate Credit Fund	33,349

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, All Cap Select Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Total Return Fund, thereby making the Short Duration Total Return Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Total Return Fund during the six months ended June 30, 2017 is as follows:

Affiliated Fund	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	All Cap Select Fund	Long-Short Fund	Corporate Credit Fund
Short Duration Total Return Fund
Value, December 31, 2016	$62,169,715	$40,389,081	$804,696	$2,714,551	$60,270,734	$15,644,118
Purchases	1,042,305	677,142	13,491	45,511	11,177,889	5,823,998
Change in Unrealized Appreciation/ Depreciation	561,637	364,872	7,270	24,523	620,758	164,319
Value, June 30, 2017	$63,773,657	$41,431,095	$825,457	$2,784,585	$72,069,381	$21,632,435
Income Distributions	$1,042,305	$677,142	$13,491	$45,511	$1,177,889	$323,998

During the six months ended June 30, 2017, the High Yield Fund sold securities to the Corporate Credit Fund and proceeds total $929,215. The High Yield Fund realized gains totaling $14,148 due to the sale of these securities. These transactions, which were effected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act.

Certain Officers of the Trust are affiliated with DHCM or the Distributor. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. Each Trustee receives an annual retainer of $50,000, an in person meeting fee of $8,000 and a July telephonic meeting fee of $2,000 from DHCM. The Independent Chairperson of the Board also receives and additional $2,500 for each in person meeting. The Audit and Nominating Committee Chairpersons receive an additional $1,500 per

104 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

Committee meeting. Collectively, the Independent Trustees were paid $170,500 in fees during the six months ended June 30, 2017. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP. The tax character of distributions paid to shareholders may differ from the character of distributions shown on the Statements of Changes in Net Assets, as certain items such as short-term capital gains are treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Distributions paid from:
Ordinary income	$3,063,459	$7,165,001	$220,262	$56,077,970
Long-term capital gains	43,888,223	37,788,535	266,522	196,102,312
Total distributions	$46,951,682	$44,953,536	$486,784	$252,180,282

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund
Distributions paid from:
Ordinary income	$666,708	$—	$—	$—
Long-term capital gains	1,206,738	145,311,014	379,125	—
Total distributions	$1,873,446	$145,311,014	$379,125	$—

	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Distributions paid from:
Ordinary income	$1,680,145	$301,732	$25,784,290	$2,284,238
Long-term capital gains	—	—	—	—
Total distributions	$1,680,145	$301,732	$25,784,290	$2,284,238

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

The following information is computed on a tax basis for each item as of December 31, 2016:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation (depreciation) on portfolio investments	$456,647,035	$339,942,464	$6,746,388	$904,821,505
Undistributed ordinary income	859,916	170,314	1,904	6,181,922
Undistributed capital gains	—	6,670,701	133,174	18,139,898
Post October capital losses	(22,883,812)	—	—	—
Accumulated capital and other losses	—	—	—	—
Accumulated earnings	$434,623,139	$346,783,479	$6,881,466	$929,143,325

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund
Net unrealized appreciation (depreciation) on portfolio investments	$18,247,612	$730,333,991	$2,202,153	$3,195,104
Undistributed ordinary income	155,962	—	—	101,565
Undistributed capital gains	—	41,650,031	428,727	—
Post October capital losses	—	—	—	—
Accumulated capital and other losses	(12,428,881)	—	—	(2,903,628)
Accumulated earnings	$5,974,693	$771,984,022	$2,630,880	$393,041

	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Net unrealized appreciation (depreciation) on portfolio investments	$(580,938)	$(1,112,006)	$(4,001,780)	$366,331
Undistributed ordinary income	38,511	4,784	477,546	31,520
Undistributed capital gains	—	—	—	—
Post October capital losses	—	—	(615,858)	—
Accumulated capital and other losses	(111,574)	(31,459)	(387,388)	—
Accumulated earnings (deficit)	$(654,001)	$(1,138,681)	$(4,527,480)	$397,851

Post October capital losses listed above incurred after October 31, 2016 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

106 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

As of June 30, 2017, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Cost of portfolio investments	$1,346,187,197	$2,249,427,821	$113,764,605	$3,966,398,143
Gross unrealized appreciation	$476,721,024	$428,016,874	$10,818,243	$1,253,668,628
Gross unrealized depreciation	(51,008,054)	(59,773,626)	(2,793,164)	(83,635,175)
Net unrealized appreciation on investments	$425,712,970	$368,243,248	$8,025,079	$1,170,033,453

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund
Cost of portfolio investments	$131,985,222	$4,955,973,443	$71,510,641	$36,624,434
Gross unrealized appreciation	$23,051,965	$1,097,180,890	$10,467,219	$5,406,573
Gross unrealized depreciation	(913,501)	(66,331,761)	(2,905,272)	(1,064,459)
Net unrealized appreciation on investments	$22,138,464	$1,030,849,129	$7,561,947	$4,342,114
Net unrealized depreciation on securities sold short	$—	$(219,062,430)	$(2,526,058)	$(947,371)

	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Cost of portfolio investments	$275,676,039	$45,500,460	$623,829,911	$27,933,377
Gross unrealized appreciation	$1,565,495	$257,408	$11,532,348	$872,235
Gross unrealized depreciation	(609,977)	(660,896)	(3,253,295)	(53,211)
Net unrealized appreciation (depreciation) on investments	$955,518	$(403,488)	$8,279,053	$819,024

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of the latest tax year ended December 31, 2016, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expire.

CLCFs subject to expiration:

	Financial Long-Short Fund	Corporate Credit Fund
Expires December 31, 2017 - short-term	$2,903,628	$387,388

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 107

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2017 (Unaudited)

CLCFs not subject to expiration:

	All Cap Select Fund	Short Duration Total Return Fund	Core Bond Fund
No expiration - short-term	$9,795,856	$111,574	$31,459
No expiration - long-term	2,633,025	—	—
	$12,428,881	$111,574	$31,459

As of the latest tax year ended December 31, 2016, the Financial Long-Short Fund and Corporate Credit Fund utilized $2,839,230 and $10,418,616, respectively, of CLCFs.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net CLCFs will be determined at the end of the current tax year.

Subsequent Events

The Funds evaluated events from June 30, 2017 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Proxy Voting

The investment advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. Th e complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

108 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2017 and held for the entire period from January 1, 2017 through June 30, 2017.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,016.90	1,018.46	6.38	6.39	1.28%
Class C	1,000.00	1,000.00	1,012.90	1,014.74	10.12	10.13	2.03%
Class I	1,000.00	1,000.00	1,018.10	1,019.95	4.89	4.89	0.98%
Class Y	1,000.00	1,000.00	1,018.60	1,020.45	4.39	4.39	0.88%
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,034.50	1,018.68	6.22	6.17	1.23%
Class C	1,000.00	1,000.00	1,030.10	1,014.96	9.98	9.91	1.98%
Class I	1,000.00	1,000.00	1,035.50	1,020.17	4.71	4.67	0.93%
Class Y	1,000.00	1,000.00	1,036.40	1,020.67	4.20	4.17	0.83%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 109

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Mid Cap Fund
Class A	1,000.00	1,000.00	1,038.90	1,019.42	5.48	5.42	1.08%
Class I	1,000.00	1,000.00	1,041.20	1,020.90	3.98	3.94	0.79%
Class Y	1,000.00	1,000.00	1,041.10	1,021.39	3.47	3.44	0.69%
Large Cap Fund
Class A	1,000.00	1,000.00	1,094.10	1,019.94	5.09	4.91	0.98%
Class C	1,000.00	1,000.00	1,089.80	1,016.22	8.96	8.65	1.73%
Class I	1,000.00	1,000.00	1,095.30	1,021.38	3.57	3.45	0.69%
Class Y	1,000.00	1,000.00	1,096.10	1,021.88	3.06	2.95	0.59%
All Cap Select Fund
Class A	1,000.00	1,000.00	1,062.90	1,018.92	6.06	5.93	1.18%
Class C	1,000.00	1,000.00	1,059.10	1,015.20	9.88	9.67	1.93%
Class I	1,000.00	1,000.00	1,064.90	1,020.41	4.52	4.43	0.88%
Class Y	1,000.00	1,000.00	1,064.80	1,020.91	4.01	3.93	0.78%
Long-Short Fund
Class A	1,000.00	1,000.00	1,034.10	1,015.34	9.62	9.53	1.91%
Class C	1,000.00	1,000.00	1,030.20	1,011.62	13.38	13.26	2.66%
Class I	1,000.00	1,000.00	1,035.80	1,016.83	8.11	8.03	1.61%
Class Y	1,000.00	1,000.00	1,036.00	1,017.32	7.60	7.54	1.51%
Research Opportunities Fund
Class A	1,000.00	1,000.00	1,079.30	1,015.80	9.35	9.07	1.81%
Class C	1,000.00	1,000.00	1,075.80	1,012.07	13.20	12.80	2.57%
Class I	1,000.00	1,000.00	1,081.40	1,017.28	7.82	7.58	1.52%
Class Y	1,000.00	1,000.00	1,081.80	1,017.77	7.31	7.08	1.42%
Financial Long-Short Fund
Class A	1,000.00	1,000.00	1,047.90	1,015.14	9.89	9.73	1.95%
Class C	1,000.00	1,000.00	1,044.20	1,011.42	13.67	13.45	2.70%
Class I	1,000.00	1,000.00	1,049.20	1,016.63	8.37	8.24	1.65%
Short Duration Total Return Fund
Class A	1,000.00	1,000.00	1,022.20	1,020.68	4.16	4.16	0.83%
Class I	1,000.00	1,000.00	1,024.20	1,022.13	2.70	2.70	0.54%
Class Y	1,000.00	1,000.00	1,025.80	1,022.62	2.21	2.20	0.44%
Core Bond Fund
Class A	1,000.00	1,000.00	1,026.70	1,020.85	3.99	3.98	0.79%
Class I	1,000.00	1,000.00	1,029.10	1,022.35	2.48	2.48	0.49%
Class Y	1,000.00	1,000.00	1,029.50	1,022.84	1.98	1.97	0.39%
Corporate Credit Fund
Class A	1,000.00	1,000.00	1,049.40	1,020.20	4.71	4.64	0.93%
Class C	1,000.00	1,000.00	1,045.70	1,016.47	8.51	8.39	1.68%
Class I	1,000.00	1,000.00	1,051.10	1,021.69	3.19	3.14	0.63%
Class Y	1,000.00	1,000.00	1,050.70	1,022.18	2.68	2.64	0.53%

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Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
High Yield Fund
Class A	1,000.00	1,000.00	1,066.80	1,019.86	5.10	4.99	1.00%
Class I	1,000.00	1,000.00	1,068.20	1,021.33	3.58	3.50	0.70%
Class Y	1,000.00	1,000.00	1,068.70	1,021.84	3.06	2.99	0.60%

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2017 | DIAMOND-HILL.COM 117

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.
DISTRIBUTOR: BHIL DISTRIBUTORS, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215
DH-SAR063017

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date: September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date: September 5, 2017

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Principal Financial Officer

Date: September 5, 2017